Hartford Balanced HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
	Asset-Backed - Automobile - 0.2%
$ 1,960,755	CFMT LLC 1.39%, 09/22/2031(1)	$ 1,853,743
545,000	Ford Credit Auto Lease Trust 0.78%, 09/15/2025	532,055
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	239,469
260,000	1.91%, 10/17/2033(1)	225,214
		2,850,481
	Asset-Backed - Credit Card - 0.0%
575,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	546,382
	Asset-Backed - Finance & Insurance - 0.0%
368,190	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(2)	352,767
	Commercial Mortgage-Backed Securities - 0.5%
255,000	BFLD Trust 4.87%, 11/15/2028, 1 mo. USD LIBOR + 2.050%(1)(3)	252,019
	BX Trust
3,315,000	3.32%, 10/15/2023, 1 mo. USD LIBOR + 0.506%(1)(3)	3,138,580
1,460,000	4.12%, 10/15/2036, 1 mo. USD LIBOR + 1.297%(1)(3)	1,361,237
	BXHPP Trust
780,000	3.47%, 08/15/2036, 1 mo. USD LIBOR + 0.650%(1)(3)	735,544
690,000	3.72%, 08/15/2036, 1 mo. USD LIBOR + 0.900%(1)(3)	645,885
289,976	Life Mortgage Trust 3.52%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(1)(3)	278,767
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(2)	272,996
1,735,000	SREIT Trust 3.90%, 11/15/2038, 1 mo. USD LIBOR + 1.080%(1)(3)	1,640,456
		8,325,484
	Other Asset-Backed Securities - 0.4%
181,293	Aaset Trust 3.84%, 05/15/2039(1)	120,331
	Affirm Asset Securitization Trust
435,358	0.88%, 08/15/2025(1)	432,628
870,000	1.03%, 08/17/2026(1)	820,847
334,675	1.07%, 08/15/2025(1)	324,946
	Castlelake Aircraft Structured Trust
192,631	3.47%, 01/15/2046(1)	168,771
377,929	3.97%, 04/15/2039(1)	325,999
	CF Hippolyta Issuer LLC
332,754	1.53%, 03/15/2061(1)	286,444
163,966	1.98%, 03/15/2061(1)	139,336
1,341,078	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,172,738
205,531	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	171,730
272,680	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(1)	228,298
172,595	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	151,730
136,063	MAPS Ltd. 4.46%, 03/15/2044(1)	119,144
165,584	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	162,992
480,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	407,915
2,025,000	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	1,929,560
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3% - (continued)
	Other Asset-Backed Securities - 0.4% - (continued)
$ 210,523	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	$ 205,110
152,111	Start Ltd. 4.09%, 03/15/2044(1)	134,721
		7,303,240
	Whole Loan Collateral CMO - 0.2%
79,572	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	77,301
667	Angel Oak Mortgage Trust I LLC 3.63%, 03/25/2049(1)(2)	665
280,000	Connecticut Avenue Securities Trust 3.83%, 10/25/2041, 1 mo. USD SOFR + 1.550%(1)(3)	265,970
	Fannie Mae Connecticut Avenue Securities
180,711	7.98%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(3)	186,755
185,980	8.98%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(3)	191,776
	Flagstar Mortgage Trust
679,470	2.00%, 09/25/2041(1)(2)	575,374
338,016	4.00%, 05/25/2048(1)(2)	314,575
264,112	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	251,852
489,299	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	468,122
	Towd Point Mortgage Trust
32,426	2.75%, 04/25/2057(1)(2)	32,125
234,809	2.75%, 06/25/2057(1)(2)	225,108
103,748	3.00%, 01/25/2058(1)(2)	100,603
		2,690,226
	Total Asset & Commercial Mortgage-Backed Securities (cost $23,844,111)	$ 22,068,580
CORPORATE BONDS - 13.1%
	Aerospace/Defense - 0.3%
850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	$ 809,308
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	508,856
	Raytheon Technologies Corp.
685,000	3.95%, 08/16/2025	668,562
1,500,000	4.13%, 11/16/2028	1,402,271
	Teledyne Technologies, Inc.
1,255,000	2.25%, 04/01/2028	1,047,323
1,005,000	2.75%, 04/01/2031	792,127
		5,228,447
	Agriculture - 0.2%
3,985,000	BAT Capital Corp. 3.56%, 08/15/2027	3,498,655
	Airlines - 0.0%
107,570	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	98,026
	Auto Manufacturers - 0.4%
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,169,514
1,245,000	3.95%, 04/13/2024	1,214,554
1,625,000	Hyundai Capital America 0.80%, 04/03/2023(1)	1,591,487
920,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	872,802
		6,848,357

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.1% - (continued)
	Beverages - 0.0%
$ 580,000	Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060	$ 457,297
	Biotechnology - 0.1%
1,215,000	CSL Finance plc 4.25%, 04/27/2032(1)	1,108,687
	Commercial Banks - 3.8%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,192,552
600,000	3.85%, 04/12/2023	595,590
	Bank of America Corp.
1,570,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.960% thereafter)(4)	1,346,226
1,215,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.220% thereafter)(4)	906,746
1,799,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(4)	1,596,426
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(4)	1,454,780
	Barclays plc
1,510,000	2.89%, 11/24/2032, (2.89% fixed rate until 11/24/2031; 12 mo. USD CMT + 1.300% thereafter)(4)	1,091,170
1,000,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(4)	961,956
	BNP Paribas S.A.
830,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(4)	773,823
1,000,000	3.38%, 01/09/2025(1)	951,338
	BPCE S.A.
2,225,000	5.15%, 07/21/2024(1)	2,169,870
3,625,000	5.70%, 10/22/2023(1)	3,584,050
1,350,000	Cooperatieve Rabobank UA 1.11%, 02/24/2027, (1.11% fixed rate until 02/24/2026; 12 mo. USD CMT + 0.550% thereafter)(1)(4)	1,156,074
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(1)	978,575
535,000	3.75%, 04/24/2023(1)	531,072
790,000	4.38%, 03/17/2025(1)	758,142
	Credit Suisse Group AG
3,670,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.730% thereafter)(1)(4)	2,573,241
250,000	3.63%, 09/09/2024	238,234
1,425,000	3.75%, 03/26/2025	1,327,639
2,655,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.700% thereafter)(1)(4)(5)	2,470,104
	Danske Bank A/S
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(4)	1,614,273
775,000	3.88%, 09/12/2023(1)	762,577
575,000	5.38%, 01/12/2024(1)	571,874
	Goldman Sachs Group, Inc.
1,300,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.798% thereafter)(4)	1,118,019
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.1% - (continued)
	Commercial Banks - 3.8% - (continued)
$ 630,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.281% thereafter)(4)	$ 488,946
560,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.264% thereafter)(4)	428,849
510,000	3.80%, 03/15/2030	442,034
1,150,000	6.25%, 02/01/2041	1,141,563
	HSBC Holdings plc
2,085,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.290% thereafter)(4)	1,743,432
1,975,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.285% thereafter)(4)	1,528,986
655,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.187% thereafter)(4)	480,650
2,625,000	3.60%, 05/25/2023	2,601,475
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.040% thereafter)(4)	489,890
545,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.250% thereafter)(4)	421,912
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 6 mo. USD SOFR + 2.460% thereafter)(4)	270,228
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(4)	615,240
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(4)	737,201
	Morgan Stanley
1,755,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.020% thereafter)(4)	1,280,641
4,870,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.200% thereafter)(4)	3,719,721
1,450,000	3.13%, 07/27/2026	1,335,652
1,000,000	3.70%, 10/23/2024	974,944
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,747,611
	Standard Chartered plc
1,130,000	0.99%, 01/12/2025, (0.99% fixed rate until 01/12/2024; 12 mo. USD CMT + 0.780% thereafter)(1)(4)	1,058,165
3,215,000	1.21%, 03/23/2025, (1.21% fixed rate until 03/23/2024; 12 mo. USD CMT + 0.880% thereafter)(1)(4)	3,008,930
1,695,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(4)	1,424,496
1,133,000	US Bancorp 2.49%, 11/03/2036, (2.49% fixed rate until 11/03/2031; 5 year USD CMT + 0.9500% thereafter)(4)	851,152

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.1% - (continued)
	Commercial Banks - 3.8% - (continued)
	Wells Fargo & Co.
$ 4,344,000	4.48%, 01/16/2024	$ 4,320,422
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.130% thereafter)(4)	1,425,874
		63,262,365
	Commercial Services - 0.0%
600,000	Ashtead Capital, Inc. 5.50%, 08/11/2032(1)	552,563
	Construction Materials - 0.1%
972,000	Carrier Global Corp. 2.72%, 02/15/2030	802,008
	Diversified Financial Services - 0.9%
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,390,043
	Avolon Holdings Funding Ltd.
799,000	2.13%, 02/21/2026(1)	671,772
430,000	2.53%, 11/18/2027(1)	337,885
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,028,442
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	1,835,630
	Intercontinental Exchange, Inc.
4,761,000	4.00%, 09/15/2027	4,514,865
3,383,000	4.35%, 06/15/2029	3,201,819
		13,980,456
	Electric - 1.6%
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	941,584
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,765,769
748,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 year USD CMT + 4.116% thereafter)(4)	632,060
	Consolidated Edison Co. of New York, Inc.
1,020,000	3.20%, 12/01/2051	677,092
370,000	4.50%, 05/15/2058	291,612
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	385,502
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,184,428
	Duke Energy Corp.
3,590,000	4.50%, 08/15/2032	3,244,994
355,000	5.00%, 08/15/2052	300,503
	Enel Finance International N.V.
590,000	2.25%, 07/12/2031(1)	409,292
1,795,000	5.00%, 06/15/2032(1)	1,530,956
	Georgia Power Co.
3,290,000	4.70%, 05/15/2032	3,079,768
245,000	4.75%, 09/01/2040	205,993
1,800,000	5.13%, 05/15/2052	1,626,885
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	1,367,189
540,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	527,062
691,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	640,324
	Niagara Mohawk Power Corp.
370,000	3.03%, 06/27/2050(1)	221,687
645,000	4.28%, 12/15/2028(1)	591,536
960,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	750,299
1,250,000	Pacific Gas and Electric Co. 5.90%, 06/15/2032	1,139,404
165,000	PacifiCorp 4.13%, 01/15/2049	129,779
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.1% - (continued)
	Electric - 1.6% - (continued)
$ 241,000	Pennsylvania Electric Co. 3.60%, 06/01/2029(1)	$ 214,353
	San Diego Gas & Electric Co.
860,000	3.70%, 03/15/2052	646,314
90,000	3.75%, 06/01/2047	67,273
25,000	4.15%, 05/15/2048	19,811
	SCE Recovery Funding LLC
475,468	0.86%, 11/15/2033	389,044
220,000	1.94%, 05/15/2040	164,193
125,000	2.51%, 11/15/2043	81,216
400,000	Sempra Energy 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(4)	314,000
	Southern Co.
1,050,000	2.95%, 07/01/2023	1,037,786
724,000	4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 year USD CMT + 3.733% thereafter)(4)	648,849
1,625,000	Texas Electric Market Stabilization Funding LLC 4.27%, 08/01/2036(1)	1,559,414
350,000	Tucson Electric Power Co. 4.00%, 06/15/2050	265,489
		27,051,460
	Environmental Control - 0.1%
1,480,000	Republic Services, Inc. 2.30%, 03/01/2030	1,214,754
	Food - 0.0%
285,000	McCormick & Co., Inc. 2.50%, 04/15/2030	231,590
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	431,760
		663,350
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	294,034
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,673,011
1,220,000	Southern California Gas Co. 2.95%, 04/15/2027	1,114,248
		3,081,293
	Healthcare - Products - 0.2%
2,725,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	2,297,780
1,530,000	Boston Scientific Corp. 2.65%, 06/01/2030	1,268,706
		3,566,486
	Healthcare - Services - 0.6%
390,000	Children's Hospital 2.93%, 07/15/2050	252,749
	CommonSpirit Health
40,000	3.91%, 10/01/2050	28,454
158,000	4.19%, 10/01/2049	118,195
590,000	4.20%, 08/01/2023	587,026
160,000	4.35%, 11/01/2042	126,095
714,000	Dignity Health 3.81%, 11/01/2024	691,652
	Elevance Health, Inc.
1,510,000	2.25%, 05/15/2030	1,217,588
1,710,000	4.10%, 03/01/2028	1,617,056
	HCA, Inc.
770,000	4.63%, 03/15/2052(1)	578,429
425,000	5.25%, 06/15/2049	345,631
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,279,115
455,000	4.30%, 07/01/2028	424,353
1,005,000	Ochsner LSU Health System of North Louisiana 2.51%, 05/15/2031	768,101
335,000	Sutter Health 2.29%, 08/15/2030	269,841
320,000	Toledo Hospital 5.75%, 11/15/2038	291,842

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.1% - (continued)
	Healthcare - Services - 0.6% - (continued)
	UnitedHealth Group, Inc.
$ 355,000	2.00%, 05/15/2030	$ 285,454
645,000	4.20%, 05/15/2032	598,759
95,000	4.75%, 05/15/2052	85,123
		9,565,463
	Insurance - 0.7%
375,000	American International Group, Inc. 4.38%, 06/30/2050	300,127
2,815,000	Athene Global Funding 2.50%, 03/24/2028(1)	2,344,519
2,215,000	CNO Global Funding 2.65%, 01/06/2029(1)	1,841,170
	Corebridge Financial, Inc.
1,882,000	3.90%, 04/05/2032(1)	1,583,283
1,430,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 yr. USD CMT + 3.846% thereafter)(1)(4)	1,304,314
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	993,954
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	198,049
1,060,000	Five Corners Funding Trust II 2.85%, 05/15/2030(1)	872,150
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(1)	120,859
428,000	4.57%, 02/01/2029(1)	394,090
1,480,000	5.50%, 06/15/2052(1)	1,275,905
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	669,394
132,000	Northwestern Mutual Life Insurance Co. 3.63%, 09/30/2059(1)	88,964
		11,986,778
	Investment Company Security - 0.0%
1,120,000	JAB Holdings B.V. 3.75%, 05/28/2051(1)	660,720
	IT Services - 0.1%
1,711,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031	1,146,767
	Lodging - 0.1%
2,003,000	Genting New York LLC 3.30%, 02/15/2026(1)	1,711,515
	Media - 0.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
905,000	2.25%, 01/15/2029	706,225
2,060,000	2.80%, 04/01/2031	1,556,574
1,500,000	Comcast Corp. 4.40%, 08/15/2035	1,325,094
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	356,408
250,000	7.30%, 07/01/2038	237,771
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	131,806
		4,313,878
	Miscellaneous Manufacturing - 0.1%
	Eaton Corp.
695,000	4.15%, 03/15/2033	627,617
145,000	4.70%, 08/23/2052	126,443
		754,060
	Oil & Gas - 0.4%
	Equinor ASA
85,000	2.88%, 04/06/2025	81,087
2,470,000	3.00%, 04/06/2027	2,280,276
	Hess Corp.
705,000	5.60%, 02/15/2041	616,657
1,775,000	7.30%, 08/15/2031	1,872,473
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.1% - (continued)
	Oil & Gas - 0.4% - (continued)
	Qatar Energy
$ 935,000	2.25%, 07/12/2031(1)	$ 753,197
780,000	3.13%, 07/12/2041(1)	568,843
615,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	554,949
		6,727,482
	Pharmaceuticals - 0.2%
955,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(1)	919,768
955,000	Cigna Corp. 4.38%, 10/15/2028	901,599
	CVS Health Corp.
113,000	4.30%, 03/25/2028	106,826
685,000	4.88%, 07/20/2035	618,196
650,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 07/09/2050	431,277
		2,977,666
	Pipelines - 0.6%
1,945,000	EIG Pearl Holding S.a.r.l. 3.55%, 08/31/2036(1)	1,550,616
	Energy Transfer L.P.
180,000	4.95%, 06/15/2028	167,738
750,000	5.00%, 05/15/2050	584,330
945,000	5.35%, 05/15/2045	760,165
872,000	7.60%, 02/01/2024	890,305
	Enterprise Products Operating LLC
100,000	3.70%, 01/31/2051	70,325
145,000	3.95%, 01/31/2060	100,806
1,918,753	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,575,666
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	543,549
100,000	3.45%, 10/15/2027(1)	88,529
3,740,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	3,405,733
425,000	TransCanada PipeLines Ltd. 4.10%, 04/15/2030	380,061
		10,117,823
	Real Estate Investment Trusts - 0.2%
1,110,000	CubeSmart L.P. 2.25%, 12/15/2028	901,765
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	464,733
300,000	1.88%, 07/15/2050(1)	263,835
470,000	2.84%, 01/15/2050(1)	439,830
225,000	3.45%, 03/15/2048(1)	222,956
530,000	VICI Properties L.P. / VICI Note Co., Inc. 4.13%, 08/15/2030(1)	442,666
		2,735,785
	Retail - 0.0%
830,000	Lowe's Cos., Inc. 3.75%, 04/01/2032	717,557
	Semiconductors - 0.5%
375,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	345,099
	Broadcom, Inc.
800,000	2.60%, 02/15/2033(1)	571,032
1,595,000	3.42%, 04/15/2033(1)	1,216,714
160,000	4.15%, 11/15/2030	138,432
3,545,000	Intel Corp. 4.15%, 08/05/2032	3,229,464
2,275,000	Microchip Technology, Inc. 0.97%, 02/15/2024	2,143,848
1,335,000	QUALCOMM, Inc. 4.25%, 05/20/2032(5)	1,257,725
		8,902,314
	Software - 0.1%
	Oracle Corp.
1,600,000	3.60%, 04/01/2050	1,001,267
730,000	3.65%, 03/25/2041	496,052

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 13.1% - (continued)
	Software - 0.1% - (continued)
$ 315,000	3.85%, 04/01/2060	$ 190,393
485,000	3.95%, 03/25/2051	321,700
		2,009,412
	Telecommunications - 1.0%
	AT&T, Inc.
835,000	3.50%, 09/15/2053	554,395
84,000	3.65%, 06/01/2051	56,785
146,000	3.85%, 06/01/2060(5)	97,838
200,000	4.30%, 12/15/2042	157,660
450,000	Deutsche Telekom International Finance B.V. 3.60%, 01/19/2027(1)	422,052
576,000	Orange S.A. 9.00%, 03/01/2031	690,795
1,540,003	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	1,517,921
6,350,000	T-Mobile USA, Inc. 3.38%, 04/15/2029	5,481,733
	Verizon Communications, Inc.
8,563,000	2.36%, 03/15/2032	6,563,103
715,000	4.75%, 11/01/2041	618,783
		16,161,065
	Trucking & Leasing - 0.3%
2,185,000	DAE Funding LLC 1.55%, 08/01/2024(1)	1,996,801
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
155,000	2.70%, 11/01/2024(1)	146,087
2,850,000	3.95%, 03/10/2025(1)	2,732,894
		4,875,782
	Total Corporate Bonds (cost $245,817,606)	$ 216,778,271
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Qatar - 0.1%
1,680,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	$ 1,673,700
	Saudi Arabia - 0.1%
800,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	793,360
	Total Foreign Government Obligations (cost $2,465,421)	$ 2,467,060
MUNICIPAL BONDS - 0.8%
	Airport - 0.0%
	Dallas, TX, Fort Worth International Airport Rev
60,000	4.09%, 11/01/2051	$ 49,545
375,000	4.51%, 11/01/2051	327,148
		376,693
	General - 0.2%
185,000	Chicago, IL, Transit Auth Sales & Transfer Tax Receipts Rev 6.90%, 12/01/2040	209,374
365,000	City of Sacramento, CA, Rev, (AGM Insured) 6.42%, 08/01/2023	371,088
540,000	Kansas State Dev Finance Auth 2.77%, 05/01/2051(5)	360,596
1,250,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	1,323,238
		2,264,296
	General Obligation - 0.3%
5,000,000	State of Illinois, GO 5.10%, 06/01/2033	4,762,801
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	Power - 0.0%
$ 246,000	New York Utility Debt Securitization Auth Rev 3.44%, 12/15/2025	$ 243,527
	Tobacco - 0.0%
	Golden State, CA, Tobacco Securitization Corp. Rev
35,000	2.75%, 06/01/2034	27,504
165,000	3.00%, 06/01/2046	142,715
75,000	3.29%, 06/01/2042	53,749
		223,968
	Transportation - 0.2%
95,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 4.09%, 01/15/2049	69,690
875,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	934,515
	Metropolitan Transportation Auth, NY, Rev
35,000	6.20%, 11/15/2026	35,309
375,000	6.67%, 11/15/2039	397,180
785,000	6.81%, 11/15/2040	841,707
710,000	New York and New Jersey Port Auth, Taxable Rev 3.18%, 07/15/2060(5)	464,074
		2,742,475
	Utility - Electric - 0.1%
785,000	Illinois Municipal Electric Agency Rev 6.83%, 02/01/2035	859,544
834,000	Municipal Electric Auth, GA, Rev 6.64%, 04/01/2057	903,500
		1,763,044
	Total Municipal Bonds (cost $14,175,667)	$ 12,376,804
U.S. GOVERNMENT AGENCIES - 1.1%
	Mortgage-Backed Agencies - 1.1%
	FHLMC - 0.0%
3,581	2.94%, 04/01/2029, 12 mo. USD CMT + 2.236%(3)	$ 3,533
124,356	3.08%, 08/25/2033, 1 mo. USD SOFR + 0.800%(1)(3)	123,627
8,648	4.00%, 03/01/2041	8,245
470,979	5.08%, 10/25/2050, 1 mo. USD SOFR + 2.800%(1)(3)	470,909
		606,314
	FNMA - 0.1%
88,735	2.77%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(3)	87,962
4,779	4.50%, 11/01/2023	4,662
66,361	4.50%, 03/01/2038	64,762
22,922	4.50%, 11/01/2039	22,464
15,534	4.50%, 04/01/2040	15,222
42,495	4.50%, 08/01/2040	41,645
12,779	4.50%, 02/01/2041	12,524
252,549	4.50%, 04/01/2041	246,824
139,485	4.50%, 06/01/2041	134,557
183,718	4.50%, 07/01/2041	180,040
33,223	4.50%, 09/01/2041	32,232
34,338	4.50%, 07/01/2044	32,957
		875,851
	GNMA - 0.1%
36,650	5.00%, 07/15/2037	36,904
1,351	6.00%, 06/15/2024	1,381
2,236	6.00%, 07/15/2026	2,286

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.1% - (continued)
	Mortgage-Backed Agencies - 1.1% - (continued)
	GNMA - 0.1% - (continued)
$ 794	6.00%, 03/15/2028	$ 813
4,218	6.00%, 04/15/2028	4,352
28,146	6.00%, 05/15/2028	28,789
12,335	6.00%, 06/15/2028	12,617
13,016	6.00%, 07/15/2028	13,314
4,634	6.00%, 08/15/2028	4,741
28,379	6.00%, 09/15/2028	29,027
44,992	6.00%, 10/15/2028	46,016
38,404	6.00%, 11/15/2028	39,281
27,585	6.00%, 12/15/2028	28,224
736	6.00%, 12/15/2031	762
11,365	6.00%, 09/15/2032	11,992
4,324	6.00%, 11/15/2032	4,495
1,608	6.00%, 04/15/2033	1,645
56,196	6.00%, 06/15/2033	58,587
16,063	6.00%, 10/15/2033	17,300
1,379	6.00%, 11/15/2033	1,458
20,743	6.00%, 10/15/2034	21,242
48,909	6.00%, 01/15/2035	50,142
5,865	6.00%, 05/15/2035	6,001
6,566	6.00%, 06/15/2035	6,724
129	6.50%, 03/15/2026	133
822	6.50%, 01/15/2028	849
20,924	6.50%, 03/15/2028	21,723
42,885	6.50%, 04/15/2028	44,443
10,906	6.50%, 05/15/2028	11,266
65,779	6.50%, 06/15/2028	67,955
4,651	6.50%, 10/15/2028	4,805
1,178	6.50%, 02/15/2035	1,223
3,950	7.00%, 11/15/2031	4,071
2,177	7.00%, 03/15/2032	2,244
542,514	7.00%, 11/15/2032	572,907
62,094	7.00%, 01/15/2033	64,952
72,138	7.00%, 05/15/2033	75,345
10,252	7.00%, 07/15/2033	10,679
80,034	7.00%, 11/15/2033	83,701
30,144	7.50%, 09/16/2035	31,380
61	8.00%, 09/15/2026	63
7	8.00%, 11/15/2026	7
2,676	8.00%, 12/15/2026	2,757
41	8.00%, 09/15/2027	41
1,988	8.00%, 07/15/2029	2,085
1,407	8.00%, 12/15/2029	1,448
3,087	8.00%, 01/15/2030	3,113
1,417	8.00%, 02/15/2030	1,419
630	8.00%, 03/15/2030	631
6,614	8.00%, 04/15/2030	6,620
3,367	8.00%, 05/15/2030	3,411
16,948	8.00%, 06/15/2030	17,245
1,011	8.00%, 07/15/2030	1,017
24,726	8.00%, 08/15/2030	25,086
11,863	8.00%, 09/15/2030	11,960
57,571	8.00%, 12/15/2030	58,451
		1,561,123
	UMBS - 0.9%
16,275,000	4.50%, 10/15/2052(6)	15,507,023
		15,507,023
	Total U.S. Government Agencies (cost $18,828,870)	$ 18,550,311
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 17.1%
	U.S. Treasury Securities - 17.1%
	U.S. Treasury Bonds - 5.9%
$ 3,780,000	2.25%, 02/15/2052	$ 2,745,816
17,710,000	2.50%, 02/15/2045(7)	13,518,403
2,624,000	2.75%, 11/15/2047	2,101,762
30,860,000	2.88%, 05/15/2052	25,883,825
4,790,000	3.00%, 08/15/2052	4,136,614
2,735,000	3.25%, 05/15/2042	2,427,740
35,275,000	3.38%, 08/15/2042	31,956,945
13,780,000	4.38%, 02/15/2038	14,658,475
		97,429,580
	U.S. Treasury Notes - 11.2%
1,175,000	0.13%, 05/15/2023	1,146,910
2,500,000	0.13%, 05/31/2023	2,434,863
6,470,000	0.25%, 09/30/2023	6,217,266
290,000	0.25%, 05/31/2025	260,909
4,050,000	0.38%, 10/31/2023	3,883,570
8,325,000	0.38%, 11/30/2025	7,382,259
6,815,000	0.38%, 12/31/2025	6,027,282
7,435,000	0.38%, 01/31/2026	6,549,770
4,300,000	0.50%, 02/28/2026	3,794,918
1,560,000	0.63%, 07/31/2026	1,364,939
3,620,000	0.75%, 03/31/2026	3,214,871
5,655,000	0.75%, 04/30/2026	5,009,756
3,455,000	0.75%, 05/31/2026	3,052,142
2,305,000	0.75%, 08/31/2026	2,022,277
3,350,000	0.88%, 01/31/2024	3,201,082
2,985,000	0.88%, 06/30/2026	2,643,707
7,530,000	0.88%, 09/30/2026	6,627,282
3,745,000	1.13%, 10/31/2026	3,322,078
12,080,000	1.25%, 11/30/2026	10,754,503
7,725,000	1.25%, 12/31/2026	6,865,292
960,000	1.25%, 03/31/2028	828,150
150,000	1.25%, 05/31/2028	128,895
1,480,000	1.25%, 09/30/2028	1,260,544
1,020,000	1.38%, 10/31/2028	874,172
1,085,000	1.50%, 02/29/2024	1,043,592
11,260,000	1.50%, 01/31/2027	10,098,373
530,000	1.50%, 11/30/2028	457,022
2,905,000	1.63%, 10/31/2026	2,632,429
5,205,000	1.88%, 02/28/2027	4,742,853
7,680,000	2.00%, 11/15/2026(8)	7,056,000
3,080,000	2.50%, 04/30/2024	2,995,059
3,200,000	2.50%, 05/31/2024	3,108,125
3,120,000	2.50%, 03/31/2027	2,916,347
285,000	2.63%, 04/15/2025	273,767
2,980,000	2.63%, 05/31/2027	2,798,988
590,000	2.63%, 07/31/2029	542,339
935,000	2.75%, 05/15/2025	899,901
8,700,000	2.75%, 04/30/2027	8,215,043
1,040,000	2.75%, 05/31/2029	963,422
4,795,000	2.75%, 08/15/2032	4,382,181
2,320,000	2.88%, 06/15/2025	2,238,075
1,765,000	3.13%, 08/15/2025	1,711,223
13,080,000	3.13%, 08/31/2027	12,552,713
16,980,000	3.25%, 08/31/2024	16,678,207
7,425,000	3.25%, 06/30/2027	7,160,194
3,470,000	3.25%, 06/30/2029	3,317,916
		185,651,206
	Total U.S. Government Securities (cost $308,297,457)	$ 283,080,786

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.9%
	Automobiles & Components - 0.8%
523,002	Gentex Corp.	$ 12,468,368
	Banks - 3.2%
222,208	JP Morgan Chase & Co.	23,220,736
103,029	M&T Bank Corp.	18,166,073
73,352	PNC Financial Services Group, Inc.	10,960,256
		52,347,065
	Capital Goods - 5.4%
155,093	Fortune Brands Home & Security, Inc.	8,326,943
60,415	General Dynamics Corp.	12,818,250
51,933	Hubbell, Inc.	11,581,059
307,221	Johnson Controls International plc	15,121,418
71,265	L3Harris Technologies, Inc.	14,811,005
104,712	Middleby Corp.*	13,420,937
167,934	Raytheon Technologies Corp.	13,747,077
		89,826,689
	Consumer Durables & Apparel - 0.7%
154,034	Lennar Corp. Class A	11,483,235
	Consumer Services - 1.6%
280,922	H&R Block, Inc.	11,950,422
167,634	Starbucks Corp.	14,124,841
		26,075,263
	Diversified Financials - 4.6%
237,680	Ares Management Corp. Class A	14,724,276
53,710	LPL Financial Holdings, Inc.	11,734,561
226,016	Morgan Stanley	17,857,524
123,493	Raymond James Financial, Inc.	12,203,578
62,110	S&P Global, Inc.	18,965,289
		75,485,228
	Energy - 1.2%
200,912	ConocoPhillips	20,561,334
	Food & Staples Retailing - 0.6%
152,040	Sysco Corp.	10,750,748
	Food, Beverage & Tobacco - 1.4%
316,474	Keurig Dr Pepper, Inc.	11,336,098
230,213	Mondelez International, Inc. Class A	12,622,579
		23,958,677
	Health Care Equipment & Services - 7.3%
58,580	Align Technology, Inc.*	12,132,504
61,676	Becton Dickinson and Co.	13,743,263
373,583	Boston Scientific Corp.*	14,468,870
188,556	Centene Corp.*	14,671,542
45,492	Elevance Health, Inc.	20,664,286
156,983	Medtronic plc	12,676,377
63,551	UnitedHealth Group, Inc.	32,095,797
		120,452,639
	Household & Personal Products - 0.8%
287,033	Unilever plc ADR	12,583,527
	Insurance - 3.0%
81,653	Chubb Ltd.	14,851,048
341,500	MetLife, Inc.	20,756,370
113,183	Progressive Corp.	13,152,996
		48,760,414
	Materials - 1.2%
495,050	Axalta Coating Systems Ltd.*	10,425,753
210,541	Sealed Air Corp.	9,371,180
		19,796,933
Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.9% - (continued)
	Media & Entertainment - 6.5%
576,544	Alphabet, Inc. Class C*	$ 55,434,706
137,624	Electronic Arts, Inc.	15,924,473
194,955	Meta Platforms, Inc. Class A*	26,451,494
160,011	Omnicom Group, Inc.	10,095,094
		107,905,767
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
224,123	AstraZeneca plc ADR	12,290,905
86,222	Eli Lilly & Co.	27,879,884
580,715	Pfizer, Inc.	25,412,088
36,253	Roche Holding AG	11,801,533
44,921	Vertex Pharmaceuticals, Inc.*	13,006,426
		90,390,836
	Real Estate - 1.5%
314,288	Gaming and Leisure Properties, Inc. REIT	13,904,101
177,025	Welltower, Inc. REIT	11,386,248
		25,290,349
	Retailing - 2.9%
78,998	Home Depot, Inc.	21,798,708
272,290	TJX Cos., Inc.	16,914,655
310,465	Victoria's Secret & Co.*	9,040,741
		47,754,104
	Semiconductors & Semiconductor Equipment - 3.5%
121,679	Analog Devices, Inc.	16,954,752
35,225	KLA Corp.	10,660,142
210,836	Micron Technology, Inc.	10,562,884
172,925	QUALCOMM, Inc.	19,537,066
		57,714,844
	Software & Services - 8.7%
88,236	Accenture plc Class A	22,703,123
162,870	Amdocs Ltd.	12,940,022
116,248	Global Payments, Inc.	12,560,596
331,700	Microsoft Corp.	77,252,930
131,504	Salesforce, Inc.*	18,915,535
		144,372,206
	Technology Hardware & Equipment - 3.1%
544,064	Cisco Systems, Inc.	21,762,560
521,008	Corning, Inc.	15,119,652
95,827	F5, Inc.*	13,869,042
		50,751,254
	Transportation - 0.8%
266,660	Knight-Swift Transportation Holdings, Inc.	13,047,674
	Utilities - 0.6%
281,876	Exelon Corp.	10,559,075
	Total Common Stocks (cost $823,358,621)	$ 1,072,336,229
	Total Long-Term Investments (Cost $1,436,787,753)	$ 1,627,658,041
SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 1.1%
$ 19,021,599	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $19,026,275; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/2031, with a market value of $19,402,074	$ 19,021,599

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.4% - (continued)
	Securities Lending Collateral - 0.3%
663,727	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.91%(9)		$ 663,727
2,212,422	HSBC US Government Money Market Fund, 2.91%(9)		2,212,422
663,727	Invesco Government & Agency Portfolio, Institutional Class, 2.95%(9)		663,727
663,727	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.81%(9)		663,727
			4,203,603
	Total Short-Term Investments (cost $23,225,202)		$ 23,225,202
	Total Investments (cost $1,460,012,955)	99.9%	$ 1,650,883,243
	Other Assets and Liabilities	0.1%	1,491,153
	Total Net Assets	100.0%	$ 1,652,374,396
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the aggregate value of these securities was $103,677,670, representing 6.3% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2022. Base lending rates may be subject to a floor or cap.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan.
(6)	Represents or includes a TBA transaction.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2022, the market value of securities pledged was $343,494.
(8)	All or a portion of this security is designated as collateral for TBA transactions. As of September 30, 2022, the market value of securities pledged was $297,675.
(9)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	184	12/30/2022	$ 37,791,875	$ (615,040)
U.S. Treasury 5-Year Note Future	57	12/30/2022	6,127,946	7,458
Total				$ (607,582)
Short position contracts:
U.S. Treasury 10-Year Note Future	9	12/20/2022	$ 1,008,563	$ (2,970)
U.S. Treasury 10-Year Ultra Bond Future	32	12/20/2022	3,791,500	180,817
Total				$ 177,847
Total futures contracts				$ (429,735)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 22,068,580	$ —	$ 22,068,580	$ —
Corporate Bonds	216,778,271	—	216,778,271	—
Foreign Government Obligations	2,467,060	—	2,467,060	—
Municipal Bonds	12,376,804	—	12,376,804	—
U.S. Government Agencies	18,550,311	—	18,550,311	—
U.S. Government Securities	283,080,786	—	283,080,786	—
Common Stocks
Automobiles & Components	12,468,368	12,468,368	—	—
Banks	52,347,065	52,347,065	—	—
Capital Goods	89,826,689	89,826,689	—	—
Consumer Durables & Apparel	11,483,235	11,483,235	—	—
Consumer Services	26,075,263	26,075,263	—	—
Diversified Financials	75,485,228	75,485,228	—	—
Energy	20,561,334	20,561,334	—	—
Food & Staples Retailing	10,750,748	10,750,748	—	—
Food, Beverage & Tobacco	23,958,677	23,958,677	—	—
Health Care Equipment & Services	120,452,639	120,452,639	—	—
Household & Personal Products	12,583,527	12,583,527	—	—
Insurance	48,760,414	48,760,414	—	—
Materials	19,796,933	19,796,933	—	—
Media & Entertainment	107,905,767	107,905,767	—	—
Pharmaceuticals, Biotechnology & Life Sciences	90,390,836	78,589,303	11,801,533	—
Real Estate	25,290,349	25,290,349	—	—
Retailing	47,754,104	47,754,104	—	—
Semiconductors & Semiconductor Equipment	57,714,844	57,714,844	—	—
Software & Services	144,372,206	144,372,206	—	—
Technology Hardware & Equipment	50,751,254	50,751,254	—	—
Transportation	13,047,674	13,047,674	—	—
Utilities	10,559,075	10,559,075	—	—
Short-Term Investments	23,225,202	4,203,603	19,021,599	—
Futures Contracts(2)	188,275	188,275	—	—
Total	$ 1,651,071,518	$ 1,064,926,574	$ 586,144,944	$ —
Liabilities
Futures Contracts(2)	$ (618,010)	$ (618,010)	$ —	$ —
Total	$ (618,010)	$ (618,010)	$ —	$ —

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
9

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Automobiles & Components - 0.2%
96,654	Thor Industries, Inc.	$ 6,763,847
	Banks - 1.1%
105,388	JP Morgan Chase & Co.	11,013,046
55,506	M&T Bank Corp.	9,786,818
169,548	Royal Bank of Canada	15,265,273
		36,065,137
	Capital Goods - 7.3%
105,911	Airbus SE	9,129,566
122,411	AMETEK, Inc.	13,882,631
51,794	Boeing Co.*	6,271,218
77,409	HEICO Corp.	11,145,348
350,600	HF Global, Inc.(1)(2)	6,521,160
237,435	Honeywell International, Inc.	39,644,522
75,796	IDEX Corp.	15,147,831
455,184	Johnson Controls International plc	22,404,156
22,562	Lockheed Martin Corp.	8,715,475
41,089	Middleby Corp.*	5,266,377
78,012	Northrop Grumman Corp.	36,690,604
130,278	PACCAR, Inc.	10,902,966
79,316	Snap-on, Inc.	15,970,277
567,000	Techtronic Industries Co., Ltd.	5,410,384
296,770	Westinghouse Air Brake Technologies Corp.	24,142,239
		231,244,754
	Commercial & Professional Services - 1.4%
69,072	Copart, Inc.*	7,349,261
136,974	CoStar Group, Inc.*	9,540,239
158,271	Leidos Holdings, Inc.	13,843,964
84,301	Verisk Analytics, Inc. Class A	14,375,850
		45,109,314
	Consumer Durables & Apparel - 3.3%
289,737	Lennar Corp. Class A	21,599,893
83,301	Lululemon Athletica, Inc.*	23,287,628
465,757	NIKE, Inc. Class B	38,713,722
2,151	NVR, Inc.*	8,576,209
184,452	Steven Madden Ltd.	4,919,335
241,312	VF Corp.	7,217,642
		104,314,429
	Consumer Services - 2.7%
212,217	Airbnb, Inc. Class A*	22,291,274
26,753	Domino's Pizza, Inc.	8,298,780
397,098	DraftKings, Inc. Class A*	6,012,064
445,216	Las Vegas Sands Corp.*	16,704,504
140,951	McDonald's Corp.	32,523,034
		85,829,656
	Diversified Financials - 5.8%
199,657	American Express Co.	26,935,726
210,519	Apollo Global Management, Inc.	9,789,134
286,423	Bank of New York Mellon Corp.	11,033,014
19,582	BlackRock, Inc.	10,775,583
395,197	Charles Schwab Corp.	28,402,808
31,734	CME Group, Inc.	5,621,044
416,824	Equitable Holdings, Inc.	10,983,312
15,867	Goldman Sachs Group, Inc.	4,649,824
42,074	Moody's Corp.	10,228,610
162,078	Raymond James Financial, Inc.	16,016,548
45,277	S&P Global, Inc.	13,825,332
101,632	T Rowe Price Group, Inc.	10,672,376
214,600	Tradeweb Markets, Inc. Class A	12,107,732
224,742	Voya Financial, Inc.	13,596,891
		184,637,934
	Energy - 3.2%
393,837	Canadian Natural Resources Ltd.	18,340,989
366,303	Cenovus Energy, Inc.	5,630,077
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Energy - 3.2% - (continued)
28,543	Cheniere Energy, Inc.	$ 4,735,569
91,687	ConocoPhillips	9,383,248
86,444	Diamondback Energy, Inc.	10,413,044
51,959	EOG Resources, Inc.	5,805,379
674,774	Halliburton Co.	16,612,936
17,998	Pioneer Natural Resources Co.	3,897,107
719,220	Schlumberger N.V.	25,819,998
		100,638,347
	Food, Beverage & Tobacco - 4.3%
623,817	Coca-Cola Co.	34,946,228
244,813	General Mills, Inc.	18,755,124
541,681	Keurig Dr Pepper, Inc.	19,403,013
75,844	Monster Beverage Corp.*	6,595,394
250,244	PepsiCo., Inc.	40,854,836
194,708	Philip Morris International, Inc.	16,162,711
		136,717,306
	Health Care Equipment & Services - 9.1%
369,258	Baxter International, Inc.	19,888,236
33,572	Becton Dickinson and Co.	7,480,849
311,953	Boston Scientific Corp.*	12,081,940
223,839	Centene Corp.*	17,416,913
151,358	CVS Health Corp.	14,435,012
329,463	Dentsply Sirona, Inc.	9,340,276
155,610	DexCom, Inc.*	12,532,829
143,562	Encompass Health Corp.	6,493,309
87,914	Enhabit, Inc.*	1,234,312
44,069	Humana, Inc.	21,381,838
82,409	Insulet Corp.*	18,904,625
112,887	Intuitive Surgical, Inc.*	21,159,539
312,337	Medtronic plc	25,221,213
167,672	Stryker Corp.	33,960,287
27,565	Teleflex, Inc.	5,553,245
93,941	UnitedHealth Group, Inc.	47,443,963
98,688	Veeva Systems, Inc. Class A*	16,271,677
		290,800,063
	Household & Personal Products - 2.8%
543,864	Colgate-Palmolive Co.	38,206,446
268,091	Procter & Gamble Co.	33,846,489
374,173	Unilever plc	16,441,104
		88,494,039
	Insurance - 5.5%
136,636	Allstate Corp.	17,015,281
247,139	American International Group, Inc.	11,734,160
223,068	Brown & Brown, Inc.	13,491,153
331,387	Chubb Ltd.	60,272,667
158,607	Globe Life, Inc.	15,813,118
260,355	Marsh & McLennan Cos., Inc.	38,868,398
293,989	MetLife, Inc.	17,868,651
		175,063,428
	Materials - 4.8%
42,266	Albemarle Corp.	11,176,821
346,293	CRH plc	11,107,932
252,976	Ecolab, Inc.	36,534,794
187,385	FMC Corp.	19,806,594
132,728	Linde plc*	35,782,142
64,815	Nutrien Ltd.	5,404,275
105,854	PPG Industries, Inc.	11,716,979
93,115	Reliance Steel & Aluminum Co.	16,240,187
69,586	Rio Tinto plc ADR(3)	3,831,405
		151,601,129
	Media & Entertainment - 6.2%
487,396	Alphabet, Inc. Class A*	46,619,428
10,597	Cable One, Inc.	9,039,771
24,650	Charter Communications, Inc. Class A*	7,477,578

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Media & Entertainment - 6.2% - (continued)
97,524	Electronic Arts, Inc.	$ 11,284,502
297,979	Match Group, Inc.*	14,228,497
339,577	Meta Platforms, Inc. Class A*	46,073,807
63,780	Netflix, Inc.*	15,016,363
220,993	Omnicom Group, Inc.	13,942,448
69,989	Roku, Inc.*	3,947,380
124,037	Snap, Inc. Class A*	1,218,043
60,060	Spotify Technology S.A.*	5,183,178
44,488	Take-Two Interactive Software, Inc.*	4,849,192
121,128	Walt Disney Co.*	11,426,004
203,229	ZoomInfo Technologies, Inc. Class A*	8,466,520
		198,772,711
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
78,430	Agilent Technologies, Inc.	9,533,166
12,347	Alnylam Pharmaceuticals, Inc.*	2,471,376
145,274	Apellis Pharmaceuticals, Inc.*	9,922,214
279,333	AstraZeneca plc ADR	15,318,622
522,528	Avantor, Inc.*	10,241,549
259,545	Danaher Corp.	67,037,878
57,059	Eli Lilly & Co.	18,450,028
1	Euroapi S.A.*	17
240,871	Exact Sciences Corp.*	7,825,899
57,000	Jazz Pharmaceuticals plc*	7,597,530
185,617	Johnson & Johnson	30,322,393
97,581	Novartis AG	7,439,275
336,946	Pfizer, Inc.	14,744,757
184,976	PTC Therapeutics, Inc.*	9,285,795
12,957	Regeneron Pharmaceuticals, Inc.*	8,925,689
124,450	Seagen, Inc.*	17,028,493
130,061	Ultragenyx Pharmaceutical, Inc.*	5,385,826
22,547	Vertex Pharmaceuticals, Inc.*	6,528,258
		248,058,765
	Real Estate - 2.7%
141,024	American Tower Corp. REIT	30,277,853
407,550	Americold Realty Trust, Inc. REIT	10,025,730
31,981	AvalonBay Communities, Inc. REIT	5,890,580
19,154	Equinix, Inc. REIT	10,895,561
52,375	Innovative Industrial Properties, Inc. REIT	4,635,188
582,425	VICI Properties, Inc. REIT	17,385,386
107,511	Welltower, Inc. REIT	6,915,108
		86,025,406
	Retailing - 6.0%
409,430	Amazon.com, Inc.*	46,265,590
8,027	AutoZone, Inc.*	17,193,272
95,408	CarMax, Inc.*	6,298,836
192,397	Chewy, Inc. Class A*(3)	5,910,436
128,957	Dollar Tree, Inc.*	17,551,048
75,644	Etsy, Inc.*	7,574,234
162,889	Ross Stores, Inc.	13,726,656
1,077,662	TJX Cos., Inc.	66,944,363
115,140	Tory Burch LLC(1)(2)	2,952,181
14,437	Ulta Beauty, Inc.*	5,791,980
		190,208,596
	Semiconductors & Semiconductor Equipment - 2.0%
38,785	First Solar, Inc.*	5,130,092
229,904	Micron Technology, Inc.	11,518,191
56,022	NVIDIA Corp.	6,800,511
82,167	NXP Semiconductors N.V.	12,120,454
120,745	QUALCOMM, Inc.	13,641,770
22,067	SolarEdge Technologies, Inc.*	5,107,628
68,120	Synaptics, Inc.*	6,744,561
40,995	Universal Display Corp.	3,867,878
		64,931,085
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Software & Services - 13.6%
117,536	Accenture plc Class A	$ 30,242,013
195,656	Block, Inc. Class A*	10,759,123
146,452	Cognizant Technology Solutions Corp. Class A	8,412,203
63,397	Datadog, Inc. Class A*	5,628,386
207,319	Dynatrace, Inc.*	7,216,774
188,758	Fidelity National Information Services, Inc.	14,264,442
56,518	Five9, Inc.*	4,237,720
62,901	FleetCor Technologies, Inc.*	11,081,269
451,086	Genpact Ltd.	19,744,034
166,035	GoDaddy, Inc. Class A*	11,768,561
66,602	Guidewire Software, Inc.*	4,101,351
30,260	Intuit, Inc.	11,720,303
132,243	Mastercard, Inc. Class A	37,601,975
315,223	Microsoft Corp.	73,415,437
56,296	MongoDB, Inc. Class A*	11,178,134
92,822	Okta, Inc.*	5,278,787
80,181	Palo Alto Networks, Inc.*	13,132,846
43,143	Paycom Software, Inc.*	14,236,759
117,754	Salesforce, Inc.*	16,937,735
5,611	Sharecare, Inc. Earnout(1)(2)	1,066
109,790	Shopify, Inc. Class A*	2,957,743
54,126	Synopsys, Inc.*	16,536,034
311,374	Visa, Inc. Class A	55,315,591
117,337	VMware, Inc. Class A	12,491,697
718,249	Western Union Co.	9,696,361
56,628	WEX, Inc.*	7,188,358
125,071	Workday, Inc. Class A*	19,038,308
		434,183,010
	Technology Hardware & Equipment - 3.6%
234,893	Apple, Inc.	32,462,213
168,916	Arista Networks, Inc.*	19,068,927
141,887	CDW Corp.	22,145,723
155,352	Coherent Corp.*	5,414,017
96,844	F5, Inc.*	14,016,232
524,838	Flex Ltd.*	8,743,801
95,654	Lumentum Holdings, Inc.*	6,558,995
136,738	Samsung Electronics Co., Ltd.	5,020,916
		113,430,824
	Telecommunication Services - 0.8%
178,914	T-Mobile U.S., Inc.*	24,004,891
	Transportation - 1.5%
55,090	J.B. Hunt Transport Services, Inc.	8,617,178
316,544	Knight-Swift Transportation Holdings, Inc.	15,488,498
127,191	Union Pacific Corp.	24,779,350
		48,885,026
	Utilities - 2.1%
532,533	AES Corp.	12,035,246
97,654	Avangrid, Inc.	4,072,172
155,596	Duke Energy Corp.	14,473,540
422,848	Exelon Corp.	15,839,886
1,219,874	Iberdrola S.A.	11,374,328
119,353	Pinnacle West Capital Corp.	7,699,462
		65,494,634
	Total Common Stocks (cost $3,074,547,600)	$ 3,111,274,331
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Series C(1)(2)	$ 278
50,200	Zeenk, Inc. Series D(1)(2)	—
	Total Convertible Preferred Stocks (cost $1,227,675)	$ 278

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
115,911	iShares Russell 1000 Growth ETF		$ 24,387,675
	Total Exchange-Traded Funds (cost $27,280,987)		$ 24,387,675
WARRANTS - 0.0%
	Software & Services - 0.0%
118,391	Zeenk, Inc. Expires 6/18/28(1)(2)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (Cost $3,103,056,262)		$ 3,135,662,284
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.3%
$ 43,185,117	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $43,195,733; collateralized by U.S. Treasury Note at 1.125%, maturing 02/15/2031, with a market value of $27,883,682, collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/2031, with a market value of $16,165,187		$ 43,185,117
	Securities Lending Collateral - 0.3%
1,313,454	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.91%(4)		1,313,454
4,378,179	HSBC US Government Money Market Fund, 2.91%(4)		4,378,179
1,313,454	Invesco Government & Agency Portfolio, Institutional Class, 2.95%(4)		1,313,454
1,313,454	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.81%(4)		1,313,454
			8,318,541
	Total Short-Term Investments (cost $51,503,658)		$ 51,503,658
	Total Investments (cost $3,154,559,920)	100.2%	$ 3,187,165,942
	Other Assets and Liabilities	(0.2)%	(7,252,660)
	Total Net Assets	100.0%	$ 3,179,913,282
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $9,474,685 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	350,600	$ 4,713,607	$ 6,521,160
12/2015	Magic Leap, Inc. Series C Convertible Preferred	58	679,566	278
07/2021	Sharecare, Inc. Earnout	5,611	—	1,066
11/2013	Tory Burch LLC	115,140	9,024,247	2,952,181
03/2015	Zeenk, Inc. Series D Convertible Preferred	50,200	548,109	—
12/2021	Zeenk, Inc. Expires 6/18/28 Warrants	118,391	—	—
			$ 14,965,529	$ 9,474,685

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
NASDAQ 100 E-MINI Future	224	12/16/2022	$ 49,439,040	$ (6,108,980)
Total futures contracts				$ (6,108,980)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
12

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 6,763,847	$ 6,763,847	$ —	$ —
Banks	36,065,137	36,065,137	—	—
Capital Goods	231,244,754	210,183,644	14,539,950	6,521,160
Commercial & Professional Services	45,109,314	45,109,314	—	—
Consumer Durables & Apparel	104,314,429	104,314,429	—	—
Consumer Services	85,829,656	85,829,656	—	—
Diversified Financials	184,637,934	184,637,934	—	—
Energy	100,638,347	100,638,347	—	—
Food, Beverage & Tobacco	136,717,306	136,717,306	—	—
Health Care Equipment & Services	290,800,063	290,800,063	—	—
Household & Personal Products	88,494,039	72,052,935	16,441,104	—
Insurance	175,063,428	175,063,428	—	—
Materials	151,601,129	140,493,197	11,107,932	—
Media & Entertainment	198,772,711	198,772,711	—	—
Pharmaceuticals, Biotechnology & Life Sciences	248,058,765	240,619,473	7,439,292	—
Real Estate	86,025,406	86,025,406	—	—
Retailing	190,208,596	187,256,415	—	2,952,181
Semiconductors & Semiconductor Equipment	64,931,085	64,931,085	—	—
Software & Services	434,183,010	434,181,944	—	1,066
Technology Hardware & Equipment	113,430,824	108,409,908	5,020,916	—
Telecommunication Services	24,004,891	24,004,891	—	—
Transportation	48,885,026	48,885,026	—	—
Utilities	65,494,634	54,120,306	11,374,328	—
Convertible Preferred Stocks	278	—	—	278
Exchange-Traded Funds	24,387,675	24,387,675	—	—
Warrants	—	—	—	—
Short-Term Investments	51,503,658	8,318,541	43,185,117	—
Total	$ 3,187,165,942	$ 3,068,582,618	$ 109,108,639	$ 9,474,685
Liabilities
Futures Contracts(2)	$ (6,108,980)	$ (6,108,980)	$ —	$ —
Total	$ (6,108,980)	$ (6,108,980)	$ —	$ —

(1)	For the period ended September 30, 2022, investments valued at $5,039 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.
13

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 1.7%
1,549,243	Ford Motor Co.	$ 17,351,521
92,163	Tesla, Inc.*	24,446,236
		41,797,757
	Banks - 4.6%
1,333,270	Bank of America Corp.	40,264,754
477,320	JP Morgan Chase & Co.	49,879,940
146,867	PNC Financial Services Group, Inc.	21,944,867
		112,089,561
	Capital Goods - 7.5%
241,199	AMETEK, Inc.	27,354,379
93,903	Deere & Co.	31,353,273
278,308	Fortune Brands Home & Security, Inc.	14,942,356
127,450	IDEX Corp.	25,470,882
138,741	Illinois Tool Works, Inc.	25,063,562
509,318	Johnson Controls International plc	25,068,632
410,591	Raytheon Technologies Corp.	33,610,979
		182,864,063
	Commercial & Professional Services - 1.6%
236,508	Leidos Holdings, Inc.	20,687,355
133,944	Republic Services, Inc. Class A	18,221,742
		38,909,097
	Consumer Durables & Apparel - 1.0%
300,985	NIKE, Inc. Class B	25,017,873
	Consumer Services - 2.0%
105,008	Airbnb, Inc. Class A*	11,030,040
160,867	McDonald's Corp.	37,118,452
		48,148,492
	Diversified Financials - 4.2%
265,278	American Express Co.	35,788,655
332,058	Charles Schwab Corp.	23,865,009
538,921	Morgan Stanley	42,580,148
		102,233,812
	Energy - 3.5%
301,020	ConocoPhillips	30,806,387
486,350	EOG Resources, Inc.	54,339,885
		85,146,272
	Food & Staples Retailing - 1.1%
382,615	Sysco Corp.	27,054,707
	Food, Beverage & Tobacco - 2.8%
160,192	Constellation Brands, Inc. Class A	36,792,898
363,956	Monster Beverage Corp.*	31,649,614
		68,442,512
	Health Care Equipment & Services - 8.5%
253,591	Abbott Laboratories	24,537,465
410,636	Baxter International, Inc.	22,116,855
131,691	Becton Dickinson and Co.	29,344,706
385,737	Hologic, Inc.*	24,887,751
96,547	Laboratory Corp. of America Holdings	19,773,791
168,419	UnitedHealth Group, Inc.	85,058,332
		205,718,900
	Household & Personal Products - 3.2%
339,558	Colgate-Palmolive Co.	23,853,949
416,783	Procter & Gamble Co.	52,618,854
		76,472,803
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Insurance - 2.5%
161,985	Chubb Ltd.	$ 29,461,832
260,582	Progressive Corp.	30,282,234
		59,744,066
	Materials - 1.0%
227,155	PPG Industries, Inc.	25,143,787
	Media & Entertainment - 7.1%
1,243,925	Alphabet, Inc. Class A*	118,981,426
156,822	Meta Platforms, Inc. Class A*	21,277,609
342,071	Walt Disney Co.*	32,267,558
		172,526,593
	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
133,810	Danaher Corp.	34,561,785
162,845	Eli Lilly & Co.	52,655,931
1,092,177	Pfizer, Inc.	47,793,665
55,246	Regeneron Pharmaceuticals, Inc.*	38,057,312
83,479	Thermo Fisher Scientific, Inc.	42,339,714
108,040	Vertex Pharmaceuticals, Inc.*	31,281,902
		246,690,309
	Real Estate - 1.7%
109,625	AvalonBay Communities, Inc. REIT	20,191,829
215,351	Prologis, Inc. REIT	21,879,661
		42,071,490
	Retailing - 5.7%
846,709	Amazon.com, Inc.*	95,678,117
678,312	TJX Cos., Inc.	42,136,741
38,805	Tory Burch LLC(1)(2)	994,961
		138,809,819
	Semiconductors & Semiconductor Equipment - 4.6%
260,494	Advanced Micro Devices, Inc.*	16,504,900
80,708	KLA Corp.	24,424,662
64,747	NVIDIA Corp.	7,859,638
214,568	QUALCOMM, Inc.	24,241,893
251,005	Texas Instruments, Inc.	38,850,554
		111,881,647
	Software & Services - 11.5%
228,948	Fidelity National Information Services, Inc.	17,301,600
148,833	Global Payments, Inc.	16,081,406
265,659	GoDaddy, Inc. Class A*	18,829,910
134,271	Mastercard, Inc. Class A	38,178,616
549,789	Microsoft Corp.	128,045,858
130,224	Palo Alto Networks, Inc.*	21,329,389
188,926	Salesforce, Inc.*	27,175,116
88,834	Workday, Inc. Class A*	13,522,311
		280,464,206
	Technology Hardware & Equipment - 10.1%
875,417	Apple, Inc.	120,982,629
162,710	CDW Corp.	25,395,777
700,480	Corning, Inc.	20,327,930
134,369	F5, Inc.*	19,447,225
169,383	Motorola Solutions, Inc.	37,936,711
331,439	NetApp, Inc.	20,499,502
		244,589,774
	Utilities - 3.5%
416,508	American Electric Power Co., Inc.	36,007,117

14

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Utilities - 3.5% - (continued)
317,179	Duke Energy Corp.		$ 29,503,991
246,292	Eversource Energy		19,200,924
			84,712,032
	Total Common Stocks (cost $1,996,089,288)		$ 2,420,529,572
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Software & Services - 0.3%
1,871,878	Essence Group Holdings Corp. Series 3(1)(2)		$ 4,061,975
287,204	Lookout, Inc. Series F(1)(2)		2,234,447
	Total Convertible Preferred Stocks (cost $6,240,761)		$ 6,296,422
	Total Long-Term Investments (Cost $2,002,330,049)		$ 2,426,825,994
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 5,833,278	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $5,834,712; collateralized by U.S. Treasury Note at 0.875%, maturing 11/15/2030, with a market value of $5,950,012		$ 5,833,278
	Total Short-Term Investments (cost $5,833,278)		$ 5,833,278
	Total Investments (cost $2,008,163,327)	100.0%	$ 2,432,659,272
	Other Assets and Liabilities	0.0%	201,006
	Total Net Assets	100.0%	$ 2,432,860,278
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,291,383 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	1,871,878	$ 2,960,001	$ 4,061,975
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	3,280,760	2,234,447
11/2013	Tory Burch LLC	38,805	3,041,403	994,961
			$ 9,282,164	$ 7,291,383

(2)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

15

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 41,797,757	$ 41,797,757	$ —	$ —
Banks	112,089,561	112,089,561	—	—
Capital Goods	182,864,063	182,864,063	—	—
Commercial & Professional Services	38,909,097	38,909,097	—	—
Consumer Durables & Apparel	25,017,873	25,017,873	—	—
Consumer Services	48,148,492	48,148,492	—	—
Diversified Financials	102,233,812	102,233,812	—	—
Energy	85,146,272	85,146,272	—	—
Food & Staples Retailing	27,054,707	27,054,707	—	—
Food, Beverage & Tobacco	68,442,512	68,442,512	—	—
Health Care Equipment & Services	205,718,900	205,718,900	—	—
Household & Personal Products	76,472,803	76,472,803	—	—
Insurance	59,744,066	59,744,066	—	—
Materials	25,143,787	25,143,787	—	—
Media & Entertainment	172,526,593	172,526,593	—	—
Pharmaceuticals, Biotechnology & Life Sciences	246,690,309	246,690,309	—	—
Real Estate	42,071,490	42,071,490	—	—
Retailing	138,809,819	137,814,858	—	994,961
Semiconductors & Semiconductor Equipment	111,881,647	111,881,647	—	—
Software & Services	280,464,206	280,464,206	—	—
Technology Hardware & Equipment	244,589,774	244,589,774	—	—
Utilities	84,712,032	84,712,032	—	—
Convertible Preferred Stocks	6,296,422	—	—	6,296,422
Short-Term Investments	5,833,278	—	5,833,278	—
Total	$ 2,432,659,272	$ 2,419,534,611	$ 5,833,278	$ 7,291,383

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.
16

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Banks - 4.6%
1,031,095	Bank of America Corp.	$ 31,139,069
771,185	JP Morgan Chase & Co.	80,588,833
214,746	PNC Financial Services Group, Inc.	32,087,347
		143,815,249
	Capital Goods - 6.0%
111,826	General Dynamics Corp.	23,726,122
575,358	Ingersoll Rand, Inc.	24,889,987
1,022,489	Johnson Controls International plc	50,326,909
105,587	Lockheed Martin Corp.	40,787,202
738,114	Otis Worldwide Corp.	47,091,673
		186,821,893
	Consumer Services - 2.3%
335,799	Hilton Worldwide Holdings, Inc.	40,504,075
130,075	McDonald's Corp.	30,013,506
		70,517,581
	Diversified Financials - 6.7%
319,760	American Express Co.	43,138,822
44,437	BlackRock, Inc.	24,452,792
630,324	Charles Schwab Corp.	45,301,386
566,118	Morgan Stanley	44,728,983
168,012	S&P Global, Inc.	51,302,464
		208,924,447
	Energy - 4.6%
342,408	Chevron Corp.	49,193,757
516,677	ConocoPhillips	52,876,724
904,267	TotalEnergies SE ADR	42,066,501
		144,136,982
	Food & Staples Retailing - 2.2%
302,921	Sysco Corp.	21,419,544
375,128	Walmart, Inc.	48,654,102
		70,073,646
	Food, Beverage & Tobacco - 2.4%
597,846	Coca-Cola Co.	33,491,333
737,192	Mondelez International, Inc. Class A	40,420,237
		73,911,570
	Health Care Equipment & Services - 9.1%
605,130	Baxter International, Inc.	32,592,302
182,666	Becton Dickinson and Co.	40,703,465
110,833	Elevance Health, Inc.	50,344,782
141,673	HCA Healthcare, Inc.	26,038,081
568,776	Medtronic plc	45,928,662
169,564	UnitedHealth Group, Inc.	85,636,602
		281,243,894
	Household & Personal Products - 1.4%
384,960	Colgate-Palmolive Co.	27,043,440
362,241	Unilever plc ADR	15,880,645
		42,924,085
	Insurance - 5.8%
616,794	American International Group, Inc.	29,285,379
185,883	Chubb Ltd.	33,808,400
613,650	MetLife, Inc.	37,297,647
536,024	Principal Financial Group, Inc.	38,674,132
476,969	Prudential Financial, Inc.	40,914,401
		179,979,959
	Materials - 3.4%
439,380	Celanese Corp. Class A	39,693,589
334,588	FMC Corp.	35,365,952
291,438	PPG Industries, Inc.	32,259,272
		107,318,813
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Media & Entertainment - 6.4%
1,544,970	Alphabet, Inc. Class A*	$ 147,776,381
1,695,325	Comcast Corp. Class A	49,723,882
		197,500,263
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
283,810	Agilent Technologies, Inc.	34,497,106
756,007	AstraZeneca plc ADR	41,459,424
755,900	Bristol-Myers Squibb Co.	53,736,931
540,354	Merck & Co., Inc.	46,535,286
473,837	Novartis AG ADR	36,016,350
1,529,934	Pfizer, Inc.	66,949,912
		279,195,009
	Real Estate - 3.6%
201,122	American Tower Corp. REIT	43,180,893
1,785,046	Host Hotels & Resorts, Inc. REIT	28,346,531
133,207	Public Storage REIT	39,004,342
		110,531,766
	Retailing - 3.3%
117,534	Home Depot, Inc.	32,432,332
180,838	Lowe's Cos., Inc.	33,963,185
599,134	TJX Cos., Inc.	37,218,204
		103,613,721
	Semiconductors & Semiconductor Equipment - 3.0%
39,764	Broadcom, Inc.	17,655,614
644,299	Micron Technology, Inc.	32,279,380
277,009	Texas Instruments, Inc.	42,875,453
		92,810,447
	Software & Services - 11.6%
144,429	Accenture plc Class A	37,161,582
882,396	Cognizant Technology Solutions Corp. Class A	50,684,826
702,269	Fidelity National Information Services, Inc.	53,070,468
712,383	Microsoft Corp.	165,914,001
295,871	Visa, Inc. Class A	52,561,483
		359,392,360
	Technology Hardware & Equipment - 4.5%
616,650	Apple, Inc.	85,221,030
1,336,483	Cisco Systems, Inc.	53,459,320
		138,680,350
	Telecommunication Services - 1.9%
1,532,796	Verizon Communications, Inc.	58,200,264
	Transportation - 1.9%
671,180	Ryanair Holdings plc ADR*	39,210,336
96,260	Union Pacific Corp.	18,753,373
		57,963,709
	Utilities - 5.4%
292,590	Constellation Energy Corp.	24,340,562
497,019	Dominion Energy, Inc.	34,348,983
401,927	Duke Energy Corp.	37,387,249
877,773	Exelon Corp.	32,881,377
267,280	Sempra Energy	40,075,963
		169,034,134
	Total Common Stocks (cost $2,263,250,013)	$ 3,076,590,142

17

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
$ 40,047,818	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $40,057,663; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/2031, with a market value of $40,848,846		$ 40,047,818
	Total Short-Term Investments (cost $40,047,818)		$ 40,047,818
	Total Investments (cost $2,303,297,831)	100.4%	$ 3,116,637,960
	Other Assets and Liabilities	(0.4)%	(13,416,489)
	Total Net Assets	100.0%	$ 3,103,221,471
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 143,815,249	$ 143,815,249	$ —	$ —
Capital Goods	186,821,893	186,821,893	—	—
Consumer Services	70,517,581	70,517,581	—	—
Diversified Financials	208,924,447	208,924,447	—	—
Energy	144,136,982	144,136,982	—	—
Food & Staples Retailing	70,073,646	70,073,646	—	—
Food, Beverage & Tobacco	73,911,570	73,911,570	—	—
Health Care Equipment & Services	281,243,894	281,243,894	—	—
Household & Personal Products	42,924,085	42,924,085	—	—
Insurance	179,979,959	179,979,959	—	—
Materials	107,318,813	107,318,813	—	—
Media & Entertainment	197,500,263	197,500,263	—	—
Pharmaceuticals, Biotechnology & Life Sciences	279,195,009	279,195,009	—	—
Real Estate	110,531,766	110,531,766	—	—
Retailing	103,613,721	103,613,721	—	—
Semiconductors & Semiconductor Equipment	92,810,447	92,810,447	—	—
Software & Services	359,392,360	359,392,360	—	—
Technology Hardware & Equipment	138,680,350	138,680,350	—	—
Telecommunication Services	58,200,264	58,200,264	—	—
Transportation	57,963,709	57,963,709	—	—
Utilities	169,034,134	169,034,134	—	—
Short-Term Investments	40,047,818	—	40,047,818	—
Total	$ 3,116,637,960	$ 3,076,590,142	$ 40,047,818	$ —

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
18

Hartford Healthcare HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Biotechnology - 13.8%
53,248	Abcam plc*	$ 795,085
36,074	Alkermes plc*	805,532
3,343	Alnylam Pharmaceuticals, Inc.*	669,135
27,396	Amicus Therapeutics, Inc.*	286,014
9,055	Apellis Pharmaceuticals, Inc.*	618,457
1,721	Argenx SE ADR*	607,599
5,571	Ascendis Pharma A/S ADR*	575,261
4,418	Blueprint Medicines Corp.*	291,102
14,874	Celldex Therapeutics, Inc.*	418,108
135,500	Everest Medicines Ltd.*(1)	128,564
19,864	Exact Sciences Corp.*	645,381
2,761	Genmab A/S*	888,223
25,372	Genus plc	736,101
9,569	Horizon Therapeutics plc*	592,225
4,814	Immunocore Holdings plc ADR*	225,969
33,322	ImmunoGen, Inc.*	159,279
115,000	InnoCare Pharma Ltd.*(1)	115,833
70,338	Ironwood Pharmaceuticals, Inc. Class A*	728,702
3,409	Karuna Therapeutics, Inc.*	766,786
12,941	Merus N.V.*	259,208
5,730	Mirati Therapeutics, Inc.*	400,183
5,744	Moderna, Inc.*	679,228
22,056	Myovant Sciences Ltd.*	396,126
7,338	Prothena Corp. plc*	444,903
11,512	PTC Therapeutics, Inc.*	577,902
1,632	Regeneron Pharmaceuticals, Inc.*	1,124,236
11,455	Sage Therapeutics, Inc.*	448,578
4,175	Sarepta Therapeutics, Inc.*	461,505
7,503	Seagen, Inc.*	1,026,636
13,396	Syndax Pharmaceuticals, Inc.*	321,906
5,796	Ultragenyx Pharmaceutical, Inc.*	240,012
24,166	Veracyte, Inc.*	401,156
9,809	Vertex Pharmaceuticals, Inc.*	2,840,098
94,400	Zai Lab Ltd.*	321,373
9,757	Zentalis Pharmaceuticals, Inc.*	211,337
		20,207,743
	Consumer Finance - 0.1%
13,330	Orion Acquisition Corp.*	131,567
	Health Care Distributors - 0.6%
20,773	AdaptHealth Corp. Class A*	390,117
23,059	Owens & Minor, Inc.	555,722
		945,839
	Health Care Equipment - 17.5%
2,972	ABIOMED, Inc.*	730,101
28,297	Baxter International, Inc.	1,524,076
15,370	Becton Dickinson and Co.	3,424,897
94,894	Boston Scientific Corp.*	3,675,245
21,949	DexCom, Inc.*	1,767,772
7,000	DiaSorin S.p.A.	781,148
36,736	Edwards Lifesciences Corp.*	3,035,496
17,518	Glaukos Corp.*	932,658
18,639	Hologic, Inc.*	1,202,588
11,924	Inari Medical, Inc.*	866,159
6,719	Insulet Corp.*	1,541,339
35,746	Koninklijke Philips N.V.	550,363
5,552	QuidelOrtho Corp.*	396,857
64,402	Smith & Nephew plc	743,378
16,327	Stryker Corp.	3,306,871
5,547	Teleflex, Inc.	1,117,499
		25,596,447
	Health Care Facilities - 2.1%
20,665	Encompass Health Corp.	934,678
12,084	HCA Healthcare, Inc.	2,220,918
		3,155,596
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Health Care Services - 2.0%
2,300	Addus HomeCare Corp.*	$ 219,052
38,287	agilon health, Inc.*	896,682
5,591	Amedisys, Inc.*	541,153
6,340	Laboratory Corp. of America Holdings	1,298,495
		2,955,382
	Health Care Supplies - 0.8%
4,357	Align Technology, Inc.*	902,378
107,090	ConvaTec Group plc(1)	243,370
		1,145,748
	Life Sciences Tools & Services - 11.2%
22,381	Agilent Technologies, Inc.	2,720,411
30,627	Avantor, Inc.*	600,289
2,074	Bio-Techne Corp.	589,016
26,713	Danaher Corp.	6,899,701
8,645	Illumina, Inc.*	1,649,380
42,989	NanoString Technologies, Inc.*	548,969
29,591	NeoGenomics, Inc.*	254,778
32,394	Syneos Health, Inc.*	1,527,377
1,675	Tecan Group AG	574,599
3,892	Waters Corp.*	1,049,011
		16,413,531
	Managed Health Care - 18.4%
44,237	Centene Corp.*	3,442,081
336,297	Hapvida Participacoes e Investimentos S.A.(1)	471,932
12,544	Humana, Inc.	6,086,224
7,098	Molina Healthcare, Inc.*	2,341,204
28,844	UnitedHealth Group, Inc.	14,567,374
		26,908,815
	Pharmaceuticals - 31.4%
18,970	Aclaris Therapeutics, Inc.*	298,588
25,600	Astellas Pharma, Inc.	339,131
31,880	AstraZeneca plc ADR	1,748,299
95,290	Bristol-Myers Squibb Co.	6,774,166
50,500	Chugai Pharmaceutical Co., Ltd.	1,261,645
282,000	CSPC Pharmaceutical Group Ltd.	279,511
81,235	Daiichi Sankyo Co., Ltd.	2,270,587
17,709	Eisai Co., Ltd.	950,249
18,942	Elanco Animal Health, Inc.*	235,070
35,910	Eli Lilly & Co.	11,611,499
49,188	GSK plc	710,407
32,976	Hikma Pharmaceuticals plc	497,047
107,100	Hypera S.A.	878,544
17,475	Intra-Cellular Therapies, Inc.*	813,112
22,792	Novartis AG	1,737,592
31,476	Ono Pharmaceutical Co., Ltd.	735,240
211,437	Pfizer, Inc.	9,252,483
18,366	UCB S.A.	1,274,560
30,865	Verona Pharma plc ADR*	315,440
27,037	Zoetis, Inc.	4,009,317
		45,992,487
	Total Common Stocks (cost $125,873,573)	$ 143,453,155

19

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
$ 1,925,528	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $1,926,001; collateralized by U.S. Treasury Note at 3.875%, maturing 09/30/2029, with a market value of $1,964,110		$ 1,925,528
	Total Short-Term Investments (cost $1,925,528)		$ 1,925,528
	Total Investments (cost $127,799,101)	99.2%	$ 145,378,683
	Other Assets and Liabilities	0.8%	1,171,508
	Total Net Assets	100.0%	$ 146,550,191
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the aggregate value of these securities was $959,699, representing 0.7% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 20,207,743	$ 17,222,564	$ 2,985,179	$ —
Consumer Finance	131,567	131,567	—	—
Health Care Distributors	945,839	945,839	—	—
Health Care Equipment	25,596,447	23,521,558	2,074,889	—
Health Care Facilities	3,155,596	3,155,596	—	—
Health Care Services	2,955,382	2,955,382	—	—
Health Care Supplies	1,145,748	902,378	243,370	—
Life Sciences Tools & Services	16,413,531	15,838,932	574,599	—
Managed Health Care	26,908,815	26,908,815	—	—
Pharmaceuticals	45,992,487	35,936,518	10,055,969	—
Short-Term Investments	1,925,528	—	1,925,528	—
Total	$ 145,378,683	$ 127,519,149	$ 17,859,534	$ —

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
20

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Australia - 1.9%
577,178	Allkem Ltd.*	$ 5,104,277
481,140	Goodman Group REIT	4,862,790
2,022,643	South32 Ltd.	4,801,568
		14,768,635
	Brazil - 1.7%
869,512	Localiza Rent a Car S.A.	9,847,060
212,465	XP, Inc. Class A*	4,038,960
		13,886,020
	Canada - 9.6%
371,790	Brookfield Asset Management, Inc. Class A	15,209,652
121,628	Cameco Corp.	3,227,916
274,519	Canadian Pacific Railway Ltd.	18,325,115
626,106	Cenovus Energy, Inc.	9,618,105
9,187	Constellation Software, Inc.	12,783,321
77,737	Nutrien Ltd.	6,483,007
308,451	Pembina Pipeline Corp.	9,369,533
14,487	Ritchie Bros Auctioneers, Inc.	905,182
		75,921,831
	China - 8.5%
576,200	Alibaba Group Holding Ltd.*	5,750,093
54,500	BYD Co., Ltd. Class H	1,342,637
330,100	China Tourism Group Duty Free Corp. Ltd. Class A	9,120,692
287,226	ENN Energy Holdings Ltd.	3,829,634
176,300	JD.com, Inc. Class A	4,447,728
168,000	KE Holdings, Inc. ADR*	2,943,360
1,427,500	Li Ning Co., Ltd.	10,831,703
362,100	Meituan Class B*(1)	7,610,054
349,460	Proya Cosmetics Co., Ltd. Class A	8,014,257
136,291	Tencent Holdings Ltd.	4,603,407
195,280	Yum China Holdings, Inc.	9,243,323
		67,736,888
	Denmark - 1.2%
35,943	Ascendis Pharma A/S ADR*	3,711,474
17,466	Genmab A/S*	5,618,873
		9,330,347
	Finland - 1.3%
2,325,324	Nokia Oyj	9,982,756
	France - 6.6%
693,703	AXA S.A.	15,145,549
419,069	Bureau Veritas S.A.	9,377,727
8,017	Hermes International	9,428,950
263,587	Klepierre S.A. REIT*	4,582,527
23,548	L'Oreal S.A.	7,529,285
8,942	LVMH Moet Hennessy Louis Vuitton SE	5,271,977
9,309	Schneider Electric SE	1,051,459
		52,387,474
	Germany - 7.1%
996,542	Commerzbank AG*	7,094,393
972,564	Deutsche Telekom AG	16,554,657
166,260	Infineon Technologies AG	3,638,437
355,849	RWE AG	13,079,582
162,549	Siemens AG	15,888,002
		56,255,071
	Hong Kong - 1.8%
611,000	Geely Automobile Holdings Ltd.	836,148
133,500	Hong Kong Exchanges & Clearing Ltd.	4,563,351
947,645	Techtronic Industries Co., Ltd.	9,042,546
		14,442,045
	India - 2.2%
251,385	Larsen & Toubro Ltd.	5,675,091
421,139	Reliance Industries Ltd.	12,222,328
		17,897,419
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Indonesia - 0.5%
7,779,300	Bank Central Asia Tbk PT	$ 4,342,711
	Ireland - 2.7%
120,176	CRH plc	3,854,848
52,169	Linde plc*	14,123,845
119,917	Smurfit Kappa Group plc	3,429,529
		21,408,222
	Israel - 0.5%
24,995	CyberArk Software Ltd.*	3,747,750
	Italy - 1.5%
63,092	Ferrari N.V.	11,683,742
	Japan - 11.1%
54,500	Bandai Namco Holdings, Inc.	3,551,670
415,600	Dai-ichi Life Holdings, Inc.	6,608,171
27,125	Daikin Industries Ltd.	4,173,695
36,200	Hoya Corp.	3,488,179
191,700	Kao Corp.	7,800,337
34,422	Keyence Corp.	11,378,547
2,978,300	Mitsubishi UFJ Financial Group, Inc.	13,492,068
412,500	Mitsui Fudosan Co., Ltd. REIT	7,858,115
15,900	Oriental Land Co., Ltd.	2,156,497
189,500	Sony Group Corp.	12,206,532
181,900	Subaru Corp.	2,748,935
105,287	Sysmex Corp.	5,626,137
742,099	T&D Holdings, Inc.	7,053,679
		88,142,562
	Macau - 0.3%
941,600	Sands China Ltd.*	2,344,797
	Netherlands - 1.0%
79,274	Wolters Kluwer N.V.	7,719,196
	Norway - 1.0%
250,848	Equinor ASA	8,272,644
	South Korea - 0.9%
201,782	Samsung Electronics Co., Ltd.	7,409,282
	Spain - 2.2%
1,878,835	Iberdrola S.A.	17,518,601
	Sweden - 0.7%
1,355,190	Fastighets AB Balder Class B*	5,409,486
	Switzerland - 9.0%
28,322	Lonza Group AG	13,789,725
110,354	Nestle S.A.	11,935,592
310,741	Novartis AG	23,689,937
1,905	Partners Group Holding AG	1,533,114
63,339	Roche Holding AG	20,618,908
		71,567,276
	Taiwan - 1.9%
1,126,806	Taiwan Semiconductor Manufacturing Co., Ltd.	14,936,254
	Thailand - 1.4%
2,848,773	Kasikornbank PCL	10,979,893
	United Kingdom - 18.8%
71,183	Allfunds Group plc	520,215
438,065	Anglo American plc	13,153,262
162,448	AstraZeneca plc	17,857,815
2,110,539	BAE Systems plc	18,544,084
590,992	CNH Industrial N.V.	6,614,529
408,091	Diageo plc	17,177,975
2,805,498	HSBC Holdings plc	14,526,472
54,679	Intermediate Capital Group plc	589,850
133,547	London Stock Exchange Group plc	11,277,893

21

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.1% - (continued)
	United Kingdom - 18.8% - (continued)
878,263	Prudential plc		$ 8,596,116
182,303	Rio Tinto plc		9,863,658
497,339	Shell plc		12,405,187
414,237	Unilever plc		18,201,510
			149,328,566
	United States - 0.7%
111,108	Mosaic Co.		5,369,850
	Total Common Stocks (cost $834,299,020)		$ 762,789,318
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
140,000	iShares MSCI ACWI ex U.S. ETF		$ 5,601,400
	Total Exchange-Traded Funds (cost $5,717,278)		$ 5,601,400
RIGHTS - 0.0%
	Brazil - 0.0%
2,667	Localiza Rent a Car S.A. Expires 10/31/2022*		$ 5,439
	Total Rights (cost $—)		$ 5,439
	Total Long-Term Investments (cost $840,016,298)		$ 768,396,157
SHORT-TERM INVESTMENTS - 2.1%
	Repurchase Agreements - 2.1%
16,583,506	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $16,587,583; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/2031, with a market value of $16,915,181		$ 16,583,506
	Total Short-Term Investments (cost $16,583,506)		$ 16,583,506
	Total Investments (cost $856,599,804)	98.9%	$ 784,979,663
	Other Assets and Liabilities	1.1%	8,579,414
	Total Net Assets	100.0%	$ 793,559,077
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the aggregate value of this security was $7,610,054, representing 1.0% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

22

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 14,768,635	$ —	$ 14,768,635	$ —
Brazil	13,886,020	13,886,020	—	—
Canada	75,921,831	75,921,831	—	—
China	67,736,888	11,930,380	55,806,508	—
Denmark	9,330,347	3,711,474	5,618,873	—
Finland	9,982,756	—	9,982,756	—
France	52,387,474	—	52,387,474	—
Germany	56,255,071	—	56,255,071	—
Hong Kong	14,442,045	—	14,442,045	—
India	17,897,419	—	17,897,419	—
Indonesia	4,342,711	—	4,342,711	—
Ireland	21,408,222	—	21,408,222	—
Israel	3,747,750	3,747,750	—	—
Italy	11,683,742	—	11,683,742	—
Japan	88,142,562	—	88,142,562	—
Macau	2,344,797	—	2,344,797	—
Netherlands	7,719,196	—	7,719,196	—
Norway	8,272,644	—	8,272,644	—
South Korea	7,409,282	—	7,409,282	—
Spain	17,518,601	—	17,518,601	—
Sweden	5,409,486	—	5,409,486	—
Switzerland	71,567,276	—	71,567,276	—
Taiwan	14,936,254	—	14,936,254	—
Thailand	10,979,893	—	10,979,893	—
United Kingdom	149,328,566	—	149,328,566	—
United States	5,369,850	5,369,850	—	—
Exchange-Traded Funds	5,601,400	5,601,400	—	—
Rights	5,439	5,439	—	—
Short-Term Investments	16,583,506	—	16,583,506	—
Total	$ 784,979,663	$ 120,174,144	$ 664,805,519	$ —

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
23

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.4%
35,656	Visteon Corp.*	$ 3,781,675
	Banks - 3.0%
103,885	First Republic Bank	13,562,187
108,256	M&T Bank Corp.	19,087,698
		32,649,885
	Capital Goods - 12.6%
195,385	Axon Enterprise, Inc.*	22,615,814
155,684	Builders FirstSource, Inc.*	9,172,901
152,586	Graco, Inc.	9,147,531
107,108	IDEX Corp.	21,405,534
301,463	Ingersoll Rand, Inc.	13,041,289
70,557	Lennox International, Inc.	15,710,927
115,310	Lincoln Electric Holdings, Inc.	14,496,773
53,055	Middleby Corp.*	6,800,059
10,350	Nordson Corp.	2,196,995
39,399	Watsco, Inc.	10,143,667
187,334	Westinghouse Air Brake Technologies Corp.	15,239,621
		139,971,111
	Commercial & Professional Services - 2.5%
846,578	Dun & Bradstreet Holdings, Inc.	10,489,101
207,576	GFL Environmental, Inc.	5,249,597
75,774	Robert Half International, Inc.	5,796,711
97,747	TransUnion	5,814,969
		27,350,378
	Consumer Durables & Apparel - 3.9%
82,138	Carter's, Inc.	5,382,503
5,395	NVR, Inc.*	21,510,297
750,961	Vizio Holding Corp. Class A*	6,563,399
355,565	YETI Holdings, Inc.*	10,140,714
		43,596,913
	Consumer Services - 3.2%
146,243	Choice Hotels International, Inc.	16,016,533
97,071	Hyatt Hotels Corp. Class A*	7,858,868
88,607	Wingstop, Inc.	11,113,090
		34,988,491
	Diversified Financials - 2.3%
45,748	Credit Acceptance Corp.*(1)	20,037,624
88,885	Hamilton Lane, Inc. Class A	5,298,435
		25,336,059
	Energy - 5.7%
472,496	Coterra Energy, Inc.	12,341,596
584,169	Marathon Oil Corp.	13,190,536
233,596	Ovintiv, Inc.	10,745,416
184,675	PDC Energy, Inc.	10,672,368
274,127	Targa Resources Corp.	16,540,823
		63,490,739
	Health Care Equipment & Services - 5.2%
283,557	Inari Medical, Inc.*	20,597,580
74,179	Insulet Corp.*	17,016,663
205,819	Integra LifeSciences Holdings Corp.*	8,718,493
56,273	Teleflex, Inc.	11,336,758
		57,669,494
	Insurance - 3.0%
16,867	Markel Corp.*	18,287,539
4,272	White Mountains Insurance Group Ltd.	5,566,501
147,168	WR Berkley Corp.	9,504,110
		33,358,150
	Materials - 4.2%
933,917	Element Solutions, Inc.	15,194,830
116,838	FMC Corp.	12,349,777
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Materials - 4.2% - (continued)
320,986	Silgan Holdings, Inc.	$ 13,494,251
77,818	Steel Dynamics, Inc.	5,521,187
		46,560,045
	Media & Entertainment - 2.3%
15,845	Cable One, Inc.	13,516,577
408,205	Cargurus, Inc.*	5,784,265
108,298	Roku, Inc.*	6,108,007
		25,408,849
	Pharmaceuticals, Biotechnology & Life Sciences - 13.7%
22,588	Alnylam Pharmaceuticals, Inc.*	4,521,214
242,749	Apellis Pharmaceuticals, Inc.*	16,579,757
56,811	Bio-Techne Corp.	16,134,324
271,554	Exact Sciences Corp.*	8,822,789
55,618	ICON plc*	10,221,476
149,633	Jazz Pharmaceuticals plc*	19,944,583
46,762	Neurocrine Biosciences, Inc.*	4,966,592
225,214	PTC Therapeutics, Inc.*	11,305,743
85,647	Repligen Corp.*	16,025,410
154,225	Sage Therapeutics, Inc.*	6,039,451
143,057	Syneos Health, Inc.*	6,745,137
251,302	Ultragenyx Pharmaceutical, Inc.*	10,406,416
97,514	United Therapeutics Corp.*	20,417,481
		152,130,373
	Real Estate - 1.9%
410,900	Host Hotels & Resorts, Inc. REIT	6,525,092
315,431	Kimco Realty Corp. REIT	5,807,085
215,019	Redfin Corp.*	1,255,711
138,089	Rexford Industrial Realty, Inc. REIT	7,180,628
		20,768,516
	Retailing - 3.5%
160,383	CarMax, Inc.*	10,588,486
367,567	Chewy, Inc. Class A*(1)	11,291,658
171,198	Etsy, Inc.*	17,142,056
		39,022,200
	Semiconductors & Semiconductor Equipment - 2.4%
106,332	MKS Instruments, Inc.	8,787,277
53,559	Silicon Laboratories, Inc.*	6,611,323
113,513	Synaptics, Inc.*	11,238,922
		26,637,522
	Software & Services - 16.5%
96,493	Datadog, Inc. Class A*	8,566,648
409,050	Dynatrace, Inc.*	14,239,030
17,563	Fair Isaac Corp.*	7,236,132
576,028	Genpact Ltd.	25,212,746
139,454	Guidewire Software, Inc.*	8,587,577
760,895	Informatica, Inc. Class A*(1)	15,271,163
216,500	LiveRamp Holdings, Inc.*	3,931,640
57,310	MongoDB, Inc. Class A*	11,379,474
463,073	Nuvei Corp.*(2)	12,526,125
603,856	Olo, Inc. Class A*	4,770,462
279,970	Q2 Holdings, Inc.*	9,015,034
408,550	Shift4 Payments, Inc. Class A*	18,225,415
468,005	Teradata Corp.*	14,536,235
56,988	VeriSign, Inc.*	9,898,816
152,989	WEX, Inc.*	19,420,424
		182,816,921
	Technology Hardware & Equipment - 5.8%
70,408	CDW Corp.	10,989,281
353,919	Coherent Corp.*	12,334,077
508,855	CommScope Holding Co., Inc.*	4,686,554
90,686	F5, Inc.*	13,124,985

24

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Technology Hardware & Equipment - 5.8% - (continued)
420,455	Flex Ltd.*		$ 7,004,780
238,821	Lumentum Holdings, Inc.*		16,375,956
			64,515,633
	Transportation - 5.6%
29,430	AMERCO		14,986,345
117,761	CH Robinson Worldwide, Inc.		11,341,562
110,453	Expeditors International of Washington, Inc.		9,754,104
84,841	J.B. Hunt Transport Services, Inc.		13,270,829
255,170	Knight-Swift Transportation Holdings, Inc.		12,485,468
			61,838,308
	Utilities - 1.7%
147,115	Black Hills Corp.		9,964,099
196,590	NiSource, Inc.		4,952,102
121,690	UGI Corp.		3,934,238
			18,850,439
	Total Common Stocks (cost $1,029,397,483)		$ 1,100,741,701
SHORT-TERM INVESTMENTS - 1.9%
	Repurchase Agreements - 0.4%
$ 4,659,092	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $4,660,237; collateralized by U.S. Treasury Note at 0.625%, maturing 05/15/2030, with a market value of $4,752,338		$ 4,659,092
	Securities Lending Collateral - 1.5%
2,556,865	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.91%(3)		2,556,865
8,522,884	HSBC US Government Money Market Fund, 2.91%(3)		8,522,884
2,556,865	Invesco Government & Agency Portfolio, Institutional Class, 2.95%(3)		2,556,865
2,556,865	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.81%(3)		2,556,865
			16,193,479
	Total Short-Term Investments (cost $20,852,571)		$ 20,852,571
	Total Investments (cost $1,050,250,054)	101.3%	$ 1,121,594,272
	Other Assets and Liabilities	(1.3)%	(14,187,167)
	Total Net Assets	100.0%	$ 1,107,407,105
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the aggregate value of this security was $12,526,125, representing 1.1% of net assets.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

25

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,781,675	$ 3,781,675	$ —	$ —
Banks	32,649,885	32,649,885	—	—
Capital Goods	139,971,111	139,971,111	—	—
Commercial & Professional Services	27,350,378	27,350,378	—	—
Consumer Durables & Apparel	43,596,913	43,596,913	—	—
Consumer Services	34,988,491	34,988,491	—	—
Diversified Financials	25,336,059	25,336,059	—	—
Energy	63,490,739	63,490,739	—	—
Health Care Equipment & Services	57,669,494	57,669,494	—	—
Insurance	33,358,150	33,358,150	—	—
Materials	46,560,045	46,560,045	—	—
Media & Entertainment	25,408,849	25,408,849	—	—
Pharmaceuticals, Biotechnology & Life Sciences	152,130,373	152,130,373	—	—
Real Estate	20,768,516	20,768,516	—	—
Retailing	39,022,200	39,022,200	—	—
Semiconductors & Semiconductor Equipment	26,637,522	26,637,522	—	—
Software & Services	182,816,921	182,816,921	—	—
Technology Hardware & Equipment	64,515,633	64,515,633	—	—
Transportation	61,838,308	61,838,308	—	—
Utilities	18,850,439	18,850,439	—	—
Short-Term Investments	20,852,571	16,193,479	4,659,092	—
Total	$ 1,121,594,272	$ 1,116,935,180	$ 4,659,092	$ —

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
26

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Banks - 2.8%
132,001	Ameris Bancorp	$ 5,901,765
145,998	Synovus Financial Corp.	5,476,385
		11,378,150
	Capital Goods - 15.6%
38,299	Acuity Brands, Inc.	6,030,943
26,446	Ameresco, Inc. Class A*	1,758,130
110,018	Applied Industrial Technologies, Inc.	11,307,650
200,409	AZEK Co., Inc. Class A*	3,330,798
25,562	Chart Industries, Inc.*	4,712,355
49,999	Comfort Systems USA, Inc.	4,866,403
41,654	Curtiss-Wright Corp.	5,796,571
288,324	Fluor Corp.*	7,176,384
28,761	Middleby Corp.*	3,686,297
49,399	WESCO International, Inc.*	5,897,253
122,988	WillScot Mobile Mini Holdings Corp.*	4,960,106
184,428	Zurn Water Solutions Corp.	4,518,486
		64,041,376
	Commercial & Professional Services - 3.1%
149,394	Aris Water Solution, Inc. Class A	1,906,267
58,133	Casella Waste Systems, Inc. Class A*	4,440,780
87,557	TriNet Group, Inc.*	6,235,810
		12,582,857
	Consumer Durables & Apparel - 2.6%
46,919	Crocs, Inc.*	3,221,459
96,378	Skyline Champion Corp.*	5,095,505
83,753	Steven Madden Ltd.	2,233,692
		10,550,656
	Consumer Services - 6.3%
89,409	Boyd Gaming Corp.	4,260,339
115,538	H&R Block, Inc.	4,914,987
167,686	PowerSchool Holdings, Inc. Class A*	2,798,679
81,234	Texas Roadhouse, Inc. Class A	7,088,479
54,296	Wingstop, Inc.	6,809,804
		25,872,288
	Diversified Financials - 1.1%
146,641	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT(1)	4,388,965
	Energy - 7.7%
175,446	Brigham Minerals, Inc. Class A	4,328,253
134,100	Cactus, Inc. Class A	5,153,463
53,648	Chord Energy Corp.	7,337,437
223,749	SM Energy Co.	8,415,200
231,439	Viper Energy Partners L.P.	6,633,042
		31,867,395
	Food, Beverage & Tobacco - 1.1%
52,540	Celsius Holdings, Inc.*	4,764,327
	Health Care Equipment & Services - 14.1%
73,889	Acadia Healthcare Co., Inc.*	5,776,642
94,200	Covetrus, Inc.*	1,966,896
162,717	Cross Country Healthcare, Inc.*	4,616,281
78,915	Enovis Corp.*	3,635,614
64,773	Globus Medical, Inc. Class A*	3,858,528
78,899	Haemonetics Corp.*	5,840,893
47,822	HealthEquity, Inc.*	3,212,204
75,772	Inari Medical, Inc.*	5,504,078
42,475	Inspire Medical Systems, Inc.*	7,533,791
88,208	Integra LifeSciences Holdings Corp.*	3,736,491
199,776	Owens & Minor, Inc.	4,814,601
403,480	R1 RCM, Inc.*	7,476,484
		57,972,503
	Household & Personal Products - 2.5%
271,820	elf Beauty, Inc.*	10,225,868
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Materials - 3.9%
132,002	Cabot Corp.	$ 8,433,608
247,336	Livent Corp.*	7,580,848
		16,014,456
	Media & Entertainment - 3.2%
61,568	Bumble, Inc. Class A*	1,323,096
268,939	Cargurus, Inc.*	3,810,866
132,352	Criteo S.A. ADR*	3,577,475
65,709	Ziff Davis, Inc.*	4,499,752
		13,211,189
	Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
158,470	Aclaris Therapeutics, Inc.*	2,494,318
56,584	Alkermes plc*	1,263,521
178,628	Amicus Therapeutics, Inc.*	1,864,876
50,763	Apellis Pharmaceuticals, Inc.*	3,467,113
17,061	Ascendis Pharma A/S ADR*	1,761,719
48,766	Blueprint Medicines Corp.*	3,213,192
45,427	Celldex Therapeutics, Inc.*	1,276,953
91,710	Crinetics Pharmaceuticals, Inc.*	1,801,184
89,727	Cytokinetics, Inc.*	4,347,273
49,002	Fate Therapeutics, Inc.*	1,098,135
50,657	Halozyme Therapeutics, Inc.*	2,002,978
40,543	Intellia Therapeutics, Inc.*	2,268,786
58,402	Intra-Cellular Therapies, Inc.*	2,717,445
17,644	Karuna Therapeutics, Inc.*	3,968,665
41,777	Kymera Therapeutics, Inc.*	909,485
16,437	Mirati Therapeutics, Inc.*	1,147,960
146,651	Myovant Sciences Ltd.*	2,633,852
41,769	Pacira BioSciences, Inc.*	2,221,693
64,450	PTC Therapeutics, Inc.*	3,235,390
103,659	Revolution Medicines, Inc.*	2,044,155
72,523	Rocket Pharmaceuticals, Inc.*	1,157,467
56,185	Syndax Pharmaceuticals, Inc.*	1,350,126
		48,246,286
	Real Estate - 4.3%
228,285	Essential Properties Realty Trust, Inc. REIT	4,440,143
206,016	Independence Realty Trust, Inc. REIT	3,446,648
165,452	Phillips Edison & Co., Inc. REIT	4,640,929
71,992	Ryman Hospitality Properties, Inc. REIT	5,297,891
		17,825,611
	Retailing - 0.3%
43,094	Tory Burch LLC(2)(3)	1,104,931
	Semiconductors & Semiconductor Equipment - 1.8%
30,748	MKS Instruments, Inc.	2,541,015
48,580	Synaptics, Inc.*	4,809,906
		7,350,921
	Software & Services - 11.1%
39,158	ExlService Holdings, Inc.*	5,770,323
64,424	Five9, Inc.*	4,830,511
264,045	Jamf Holding Corp.*	5,851,237
34,587	Manhattan Associates, Inc.*	4,601,109
56,432	Perficient, Inc.*	3,669,209
100,759	Rapid7, Inc.*	4,322,561
141,178	RingCentral, Inc. Class A*	5,641,473
75,551	Varonis Systems, Inc.*	2,003,612
591,394	Verra Mobility Corp. Class A*	9,089,726
		45,779,761
	Technology Hardware & Equipment - 3.9%
166,442	Calix, Inc.*	10,176,264

27

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Technology Hardware & Equipment - 3.9% - (continued)
64,202	Coherent Corp.*		$ 2,237,439
31,352	Novanta, Inc.*		3,625,859
			16,039,562
	Total Common Stocks (cost $435,951,703)		$ 399,217,102
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 2.0%
$ 8,334,440	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $8,336,489; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/2031, with a market value of $8,501,174		$ 8,334,440
	Securities Lending Collateral - 0.2%
112,500	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.91%(4)		112,500
375,000	HSBC US Government Money Market Fund, 2.91%(4)		375,000
112,500	Invesco Government & Agency Portfolio, Institutional Class, 2.95%(4)		112,500
112,500	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.81%(4)		112,500
			712,500
	Total Short-Term Investments (cost $9,046,940)		$ 9,046,940
	Total Investments (cost $444,998,643)	99.3%	$ 408,264,042
	Other Assets and Liabilities	0.7%	2,936,651
	Total Net Assets	100.0%	$ 411,200,693
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,104,931 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$ 3,377,559	$ 1,104,931

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

28

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 11,378,150	$ 11,378,150	$ —	$ —
Capital Goods	64,041,376	64,041,376	—	—
Commercial & Professional Services	12,582,857	12,582,857	—	—
Consumer Durables & Apparel	10,550,656	10,550,656	—	—
Consumer Services	25,872,288	25,872,288	—	—
Diversified Financials	4,388,965	4,388,965	—	—
Energy	31,867,395	31,867,395	—	—
Food, Beverage & Tobacco	4,764,327	4,764,327	—	—
Health Care Equipment & Services	57,972,503	57,972,503	—	—
Household & Personal Products	10,225,868	10,225,868	—	—
Materials	16,014,456	16,014,456	—	—
Media & Entertainment	13,211,189	13,211,189	—	—
Pharmaceuticals, Biotechnology & Life Sciences	48,246,286	48,246,286	—	—
Real Estate	17,825,611	17,825,611	—	—
Retailing	1,104,931	—	—	1,104,931
Semiconductors & Semiconductor Equipment	7,350,921	7,350,921	—	—
Software & Services	45,779,761	45,779,761	—	—
Technology Hardware & Equipment	16,039,562	16,039,562	—	—
Short-Term Investments	9,046,940	712,500	8,334,440	—
Total	$ 408,264,042	$ 398,824,671	$ 8,334,440	$ 1,104,931

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.
29

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Banks - 1.3%
108,256	PNC Financial Services Group, Inc.	$ 16,175,612
	Capital Goods - 13.9%
38,358	Deere & Co.	12,807,353
150,707	General Dynamics Corp.	31,975,504
235,303	Honeywell International, Inc.	39,288,542
49,343	Lockheed Martin Corp.	19,060,707
95,085	Northrop Grumman Corp.	44,720,377
371,464	Raytheon Technologies Corp.	30,408,043
		178,260,526
	Consumer Durables & Apparel - 2.6%
402,315	NIKE, Inc. Class B	33,440,423
	Consumer Services - 2.9%
162,236	McDonald's Corp.	37,434,335
	Diversified Financials - 2.0%
186,650	American Express Co.	25,180,952
	Food & Staples Retailing - 2.2%
59,285	Costco Wholesale Corp.	27,998,527
	Food, Beverage & Tobacco - 7.3%
558,675	Coca-Cola Co.	31,296,973
594,443	Diageo plc	25,022,182
231,014	PepsiCo., Inc.	37,715,346
		94,034,501
	Health Care Equipment & Services - 11.2%
449,232	Baxter International, Inc.	24,195,636
343,154	Medtronic plc	27,709,685
187,119	Stryker Corp.	37,899,082
107,326	UnitedHealth Group, Inc.	54,203,923
		144,008,326
	Household & Personal Products - 6.2%
632,295	Colgate-Palmolive Co.	44,418,723
274,291	Procter & Gamble Co.	34,629,239
		79,047,962
	Insurance - 5.2%
172,884	Chubb Ltd.	31,444,142
238,263	Marsh & McLennan Cos., Inc.	35,570,283
		67,014,425
	Materials - 4.9%
213,856	Ecolab, Inc.	30,885,084
120,197	Linde plc*	32,403,909
		63,288,993
	Media & Entertainment - 0.9%
381,062	Comcast Corp. Class A	11,176,548
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
106,541	Danaher Corp.	27,518,475
224,050	Johnson & Johnson	36,600,808
212,670	Merck & Co., Inc.	18,315,140
298,937	Pfizer, Inc.	13,081,483
		95,515,906
	Real Estate - 2.7%
71,578	American Tower Corp. REIT	15,367,796
64,664	Public Storage REIT	18,934,266
		34,302,062
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.4% - (continued)
	Retailing - 6.2%
85,315	Home Depot, Inc.		$ 23,541,821
899,903	TJX Cos., Inc.		55,901,974
			79,443,795
	Semiconductors & Semiconductor Equipment - 2.4%
197,714	Texas Instruments, Inc.		30,602,173
	Software & Services - 11.6%
114,378	Accenture plc Class A		29,429,460
112,102	Automatic Data Processing, Inc.		25,356,352
100,974	Mastercard, Inc. Class A		28,710,947
140,437	Microsoft Corp.		32,707,777
186,362	Visa, Inc. Class A		33,107,209
			149,311,745
	Transportation - 6.5%
247,319	Canadian National Railway Co.		26,709,414
154,793	Union Pacific Corp.		30,156,772
160,207	United Parcel Service, Inc. Class B		25,879,839
			82,746,025
	Total Common Stocks (cost $818,185,521)		$ 1,248,982,836
SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 2.0%
$ 24,824,597	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $24,830,700; collateralized by U.S. Treasury Note at 1.250%, maturing 08/15/2031, with a market value of $25,321,093		$ 24,824,597
	Total Short-Term Investments (cost $24,824,597)		$ 24,824,597
	Total Investments (cost $843,010,118)	99.4%	$ 1,273,807,433
	Other Assets and Liabilities	0.6%	8,119,092
	Total Net Assets	100.0%	$ 1,281,926,525
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

30

Hartford Stock HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 16,175,612	$ 16,175,612	$ —	$ —
Capital Goods	178,260,526	178,260,526	—	—
Consumer Durables & Apparel	33,440,423	33,440,423	—	—
Consumer Services	37,434,335	37,434,335	—	—
Diversified Financials	25,180,952	25,180,952	—	—
Food & Staples Retailing	27,998,527	27,998,527	—	—
Food, Beverage & Tobacco	94,034,501	69,012,319	25,022,182	—
Health Care Equipment & Services	144,008,326	144,008,326	—	—
Household & Personal Products	79,047,962	79,047,962	—	—
Insurance	67,014,425	67,014,425	—	—
Materials	63,288,993	63,288,993	—	—
Media & Entertainment	11,176,548	11,176,548	—	—
Pharmaceuticals, Biotechnology & Life Sciences	95,515,906	95,515,906	—	—
Real Estate	34,302,062	34,302,062	—	—
Retailing	79,443,795	79,443,795	—	—
Semiconductors & Semiconductor Equipment	30,602,173	30,602,173	—	—
Software & Services	149,311,745	149,311,745	—	—
Transportation	82,746,025	82,746,025	—	—
Short-Term Investments	24,824,597	—	24,824,597	—
Total	$ 1,273,807,433	$ 1,223,960,654	$ 49,846,779	$ —

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
31

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.2%
	Asset-Backed - Automobile - 1.9%
$ 225,000	American Credit Acceptance Receivables Trust 4.55%, 10/13/2026(1)	$ 221,820
2,375,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	2,303,687
3,960,000	Carvana Auto Receivables Trust 4.13%, 04/12/2027	3,891,265
1,590,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	1,503,881
2,045,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,014,103
	Exeter Automobile Receivables Trust
4,527,911	2.58%, 09/15/2025(1)	4,468,193
1,390,000	2.73%, 12/15/2025(1)	1,368,640
1,500,000	4.57%, 01/15/2027	1,471,805
2,031,000	Flagship Credit Auto Trust 4.69%, 07/17/2028(1)	1,974,026
365,000	GLS Auto Receivables Issuer Trust 2022-3 4.92%, 01/15/2027(1)	360,609
1,975,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	1,928,455
	Santander Drive Auto Receivables Trust
665,000	1.48%, 01/15/2027	639,383
2,995,000	4.42%, 11/15/2027	2,916,585
955,000	4.43%, 03/15/2027	934,532
660,000	4.72%, 06/15/2027	650,392
	Westlake Automobile Receivables Trust
1,930,000	1.65%, 02/17/2026(1)	1,836,942
3,365,000	2.72%, 11/15/2024(1)	3,344,535
2,285,000	4.31%, 09/15/2027(1)	2,230,763
		34,059,616
	Asset-Backed - Credit Card - 0.1%
2,210,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	2,100,008
	Asset-Backed - Finance & Insurance - 5.4%
5,645,000	Bain Capital Credit CLO Ltd. 3.96%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	5,435,508
2,073,321	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	1,986,471
	BlueMountain CLO Ltd.
3,660,000	3.81%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	3,474,738
6,995,000	3.89%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	6,715,452
1,910,000	Carlyle U.S. CLO Ltd. 3.57%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	1,833,048
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,027,247
849,444	Fieldstone Mortgage Investment Trust 3.62%, 05/25/2036, 1 mo. USD LIBOR + 0.540%(2)	597,259
3,267,261	First Franklin Mortgage Loan Trust 3.56%, 04/25/2036, 1 mo. USD LIBOR + 0.480%(2)	2,920,943
6,190,000	Madison Park Funding Ltd. 3.86%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	5,939,348
741	OZLM Ltd. 3.83%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	739
	Pretium Mortgage Credit Partners LLC
1,961,746	2.49%, 07/25/2051(1)(4)	1,811,284
4,784,552	2.98%, 01/25/2052(1)(4)	4,317,024
	Progress Residential Trust
3,316,933	1.51%, 10/17/2038(1)	2,844,165
1,135,000	3.20%, 04/17/2039(1)	1,029,814
885,650	4.45%, 06/17/2039(1)	844,549
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.2% - (continued)
	Asset-Backed - Finance & Insurance - 5.4% - (continued)
$ 5,155,000	Regatta Funding Ltd. 3.87%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	$ 4,950,795
5,870,000	RR LLC 3.66%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	5,633,926
5,375,000	RR Ltd. 3.62%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	5,151,830
355,222	Securitized Asset-Backed Receivables LLC Trust 3.26%, 07/25/2036, 1 mo. USD LIBOR + 0.180%(2)	136,503
5,775,000	Sound Point CLO Ltd. 3.85%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	5,531,826
	Symphony CLO Ltd.
644,926	3.43%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	642,066
6,615,000	3.72%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	6,295,112
5,815,000	Thompson Park CLO Ltd. 3.51%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	5,564,542
	Venture CLO Ltd.
5,775,000	3.64%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	5,486,204
2,255,000	3.75%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	2,171,642
5,229,250	Voya CLO Ltd. 3.64%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	5,144,782
4,560,000	Wellfleet CLO Ltd. 3.88%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	4,419,210
		94,906,027
	Asset-Backed - Home Equity - 0.3%
	GSAA Home Equity Trust
4,439,292	3.24%, 02/25/2037, 1 mo. USD LIBOR + 0.160%(2)	1,484,089
1,951,026	3.44%, 11/25/2036, 1 mo. USD LIBOR + 0.360%(2)	594,966
501,759	5.98%, 06/25/2036(3)	140,616
59,247	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 3.38%, 06/25/2036, 1 mo. USD LIBOR + 0.300%(2)	51,463
1,217,518	Morgan Stanley Mortgage Loan Trust 3.42%, 11/25/2036, 1 mo. USD LIBOR + 0.340%(2)	399,074
	Soundview Home Loan Trust
1,769,459	3.26%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	1,604,004
366,657	3.58%, 11/25/2036, 1 mo. USD LIBOR + 0.500%(2)	341,502
		4,615,714
	Commercial Mortgage-Backed Securities - 5.1%
	Bank
19,946,936	0.71%, 11/15/2062(3)(5)	658,335
9,702,524	0.76%, 11/15/2062(3)(5)	349,797
33,015,640	0.84%, 11/15/2050(3)(5)	954,043
3,767,791	0.90%, 11/15/2054(3)(5)	118,824
17,990,161	0.94%, 09/15/2062(3)(5)	768,923
35,327,587	1.00%, 01/15/2063(3)(5)	1,682,275
12,672,001	1.04%, 05/15/2062(3)(5)	561,795
21,020,644	1.90%, 03/15/2063(3)(5)	2,116,491
2,545,000	2.04%, 02/15/2054	1,996,652
	BBCMS Mortgage Trust
26,268,575	1.60%, 02/15/2050(3)(5)	1,229,537
8,553,000	3.79%, 08/15/2036, 1 mo. USD LIBOR + 0.975%(1)(2)	8,359,415
1,000,000	4.60%, 06/15/2055(3)	953,947

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.2% - (continued)
	Commercial Mortgage-Backed Securities - 5.1% - (continued)
	Benchmark Mortgage Trust
$ 19,387,956	0.66%, 07/15/2051(3)(5)	$ 348,270
9,630,975	0.68%, 01/15/2051(3)(5)	195,247
8,692,494	1.17%, 08/15/2052(3)(5)	377,102
25,748,279	1.38%, 03/15/2062(3)(5)	1,387,369
10,388,726	1.63%, 01/15/2054(3)(5)	931,991
2,755,283	1.92%, 07/15/2053(3)(5)	224,834
2,335,000	BPR TRUST BPR 2022 STAR A 144A 6.08%, 08/15/2024, 1 mo. USD LIBOR + 3.232%(1)(2)	2,306,019
4,007,534	BX Commercial Mortgage Trust 3.74%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	3,947,067
2,405,000	BX Trust 5.30%, 08/15/2039, 1 mo. USD LIBOR + 2.451%(1)(2)	2,399,445
2,920,000	CAMB Commercial Mortgage Trust 5.37%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,720,707
3,344,985	CD Mortgage Trust 2.46%, 08/10/2049	3,034,235
	Citigroup Commercial Mortgage Trust
17,081,343	1.06%, 07/10/2047(3)(5)	224,121
20,360,990	1.16%, 04/10/2048(3)(5)	413,259
2,357,000	4.23%, 11/15/2049(3)	2,022,410
1,248,787	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,205,840
	Commercial Mortgage Trust
6,626,060	0.66%, 02/10/2047(3)(5)	34,433
2,853,893	0.80%, 08/10/2046(3)(5)	10,199
841,000	2.82%, 01/10/2039(1)	732,096
120,151	2.82%, 10/15/2045	119,899
458,487	2.85%, 10/15/2045	457,553
1,145,000	3.10%, 03/10/2046	1,140,252
568,061	3.21%, 03/10/2046	564,379
6,780,000	3.42%, 03/10/2031(1)	6,770,131
1,260,000	3.61%, 06/10/2046(3)	1,250,773
630,000	4.07%, 02/10/2047(3)	620,426
860,000	4.08%, 01/10/2039(1)(3)	726,689
1,045,000	4.21%, 08/10/2046(3)	1,037,909
535,000	4.24%, 02/10/2047(3)	528,027
561,887	4.41%, 07/10/2045(3)	559,196
1,481,000	4.75%, 10/15/2045(1)(3)	492,877
2,780,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	2,264,829
21,933	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	21,645
	CSAIL Commercial Mortgage Trust
53,552,010	0.86%, 06/15/2057(3)(5)	760,144
2,399,573	1.07%, 11/15/2048(3)(5)	51,750
7,165,058	2.03%, 01/15/2049(3)(5)	358,783
4,270,316	DBJPM Mortgage Trust 1.83%, 09/15/2053(3)(5)	310,745
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,124,435
	GS Mortgage Securities Trust
971,474	0.09%, 08/10/2044(1)(3)(5)	10
40,430,313	0.09%, 07/10/2046(3)(5)	9,263
365,000	3.58%, 08/15/2036, 1 mo. USD SOFR + 0.731%(1)(2)	358,146
785,121	4.07%, 01/10/2047	773,009
2,215,000	5.17%, 04/10/2047(1)(3)	1,624,209
	JP Morgan Chase Commercial Mortgage Securities Trust
1,651,026	2.73%, 10/15/2045(1)(3)	1,203,268
1,400,000	2.81%, 01/16/2037(1)	1,271,310
105,007	2.84%, 12/15/2047	104,799
1,290,924	4.47%, 12/15/2047(1)(3)	1,071,128
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.2% - (continued)
	Commercial Mortgage-Backed Securities - 5.1% - (continued)
	JPMBB Commercial Mortgage Securities Trust
$ 3,991,150	0.72%, 05/15/2048(3)(5)	$ 47,787
17,122,779	0.75%, 09/15/2047(3)(5)	150,484
586,497	3.36%, 07/15/2045	578,936
	Morgan Stanley Bank of America Merrill Lynch Trust
9,686,024	1.10%, 12/15/2047(3)(5)	145,121
1,321,197	1.12%, 10/15/2048(3)(5)	24,882
1,037,751	3.13%, 12/15/2048	1,034,846
795,172	4.26%, 10/15/2046(3)	788,517
	Morgan Stanley Capital Trust
7,223,506	1.48%, 06/15/2050(3)(5)	287,836
1,460,000	5.25%, 07/15/2049(1)(3)	750,753
82,680	5.30%, 10/12/2052(1)(3)	35,139
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	571,018
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	4,966,449
3,417,497	UBS Commercial Mortgage Trust 1.24%, 08/15/2050(3)(5)	134,600
	UBS-Barclays Commercial Mortgage Trust
1,248,715	3.18%, 03/10/2046	1,243,986
775,000	3.24%, 04/10/2046	768,713
	Wells Fargo Commercial Mortgage Trust
14,897,946	1.21%, 05/15/2048(3)(5)	299,708
3,085,000	2.94%, 10/15/2049	2,816,591
430,000	4.29%, 05/15/2048(3)	374,997
	WF-RBS Commercial Mortgage Trust
93,568	2.88%, 12/15/2045	93,355
900,545	3.07%, 03/15/2045	897,337
450,000	3.35%, 05/15/2045	443,162
441,397	3.72%, 05/15/2047	430,957
230,000	4.05%, 03/15/2047	226,140
1,095,000	4.15%, 08/15/2046(3)	1,083,891
710,000	5.00%, 06/15/2044(1)(3)	463,239
		89,498,706
	Other Asset-Backed Securities - 2.6%
526,093	Aaset Trust 3.35%, 01/16/2040(1)	424,455
	Affirm Asset Securitization Trust
727,118	1.90%, 01/15/2025(1)	710,781
273,754	3.46%, 10/15/2024(1)	271,633
1,055,000	Amur Equipment Finance Receivables LLC 5.30%, 06/21/2028(1)	1,048,622
885,000	Arbor Realty Commercial Real Estate Notes Ltd. 3.92%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	867,658
1,945,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	1,826,374
1,054,702	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(1)	879,192
4,485,000	Columbia Cent CLO 27 Ltd. 3.97%, 01/25/2035, 3 mo. USD LIBOR + 1.190%(1)(2)	4,286,193
	Domino's Pizza Master Issuer LLC
2,291,000	2.66%, 04/25/2051(1)	1,894,733
1,413,750	3.67%, 10/25/2049(1)	1,224,808
3,152,188	4.12%, 07/25/2048(1)	2,973,354
2,519,803	GSAMP Trust 3.17%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	1,554,035
1,015,000	Marlette Funding Trust 1.06%, 09/15/2031(1)	980,671
501,157	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	458,084
	Pretium Mortgage Credit Partners LLC
1,887,433	1.87%, 07/25/2051(1)(4)	1,707,298

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.2% - (continued)
	Other Asset-Backed Securities - 2.6% - (continued)
$ 3,834,666	1.99%, 02/25/2061(1)(4)	$ 3,542,281
1,405,000	Progress Residential Trust 4.75%, 10/27/2027(1)	1,354,090
450,117	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	372,726
3,691,385	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	3,408,208
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,260,215
	Towd Point Mortgage Trust
972,026	2.75%, 10/25/2056(1)(3)	957,360
717,641	2.75%, 07/25/2057(1)(3)	704,391
3,158,000	Tricon Residential 4.85%, 07/17/2040(1)	3,080,244
624,401	Upstart Securitization Trust 0.83%, 07/20/2031(1)	604,513
2,500,791	VOLT XCIV LLC 2.24%, 02/27/2051(1)(4)	2,319,454
	Wendy's Funding LLC
4,981,937	2.37%, 06/15/2051(1)	3,978,715
1,981,200	3.88%, 03/15/2048(1)	1,767,650
769,188	Wingstop Funding LLC 2.84%, 12/05/2050(1)	656,118
		45,113,856
	Whole Loan Collateral CMO - 9.8%
3,624,225	510 Asset Backed Trust 2.12%, 06/25/2061(1)(4)	3,358,740
	Alternative Loan Trust
126,164	3.62%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	112,626
668,743	3.72%, 11/25/2035, 1 mo. USD LIBOR + 0.640%(2)	539,099
599,063	5.75%, 05/25/2036	278,932
	Angel Oak Mortgage Trust
1,584,062	0.91%, 01/25/2066(1)(3)	1,410,728
1,392,467	0.99%, 04/25/2053(1)(3)	1,308,566
1,309,295	0.99%, 04/25/2066(1)(3)	1,211,684
2,229,627	1.82%, 11/25/2066(1)(3)	1,904,389
3,629	Angel Oak Mortgage Trust I LLC 3.63%, 03/25/2049(1)(3)	3,614
1,658,938	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	1,552,854
	Banc of America Funding Trust
648,887	3.59%, 05/20/2047, 1 mo. USD LIBOR + 0.600%(2)	591,940
2,228,611	5.77%, 05/25/2037(3)	2,059,174
88,399	6.35%, 01/25/2037(4)	77,767
501,518	BCAP LLC Trust 3.26%, 03/25/2037, 1 mo. USD LIBOR + 0.180%(2)	448,351
127,055	Bear Stearns Adjustable Rate Mortgage Trust 5.23%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	121,892
546,358	Bear Stearns Alt-A Trust 3.58%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	710,682
191,052	Bear Stearns Mortgage Funding Trust 3.26%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	160,308
	BRAVO Residential Funding Trust
963,248	0.94%, 02/25/2049(1)(3)	868,603
926,270	0.97%, 03/25/2060(1)(3)	889,986
	CHL Mortgage Pass-Through Trust
240,926	3.03%, 11/20/2035(3)	215,831
1,017,643	3.34%, 09/25/2047(3)	910,639
208,679	CIM Trust 3.00%, 04/25/2057(1)(3)	208,016
	COLT Mortgage Loan Trust
2,187,499	0.91%, 06/25/2066(1)(3)	1,805,981
4,900,614	1.11%, 10/25/2066(1)(3)	4,030,820
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.2% - (continued)
	Whole Loan Collateral CMO - 9.8% - (continued)
	Connecticut Avenue Securities Trust
$ 129,729	5.23%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	$ 129,360
773,453	5.23%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	754,571
126,085	5.38%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	125,765
716,554	Connecticut Avenue Securities Trust 2022-R08 4.85%, 07/25/2042, 1 mo. USD SOFR + 2.550%(1)(2)	712,075
1,053,325	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	797,520
	CSMC Trust
1,986,887	0.94%, 05/25/2066(1)(3)	1,539,173
1,340,068	1.80%, 12/27/2060(1)(3)	1,231,869
2,352,589	1.84%, 10/25/2066(1)(3)	1,998,311
5,240,794	2.27%, 11/25/2066(1)(3)	4,492,151
1,513,942	3.25%, 04/25/2047(1)(3)	1,348,935
911,330	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	770,040
1,015,180	Eagle RE Ltd. 4.78%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	1,007,227
	Ellington Financial Mortgage Trust
875,109	0.93%, 06/25/2066(1)(3)	728,899
2,459,767	2.21%, 01/25/2067(1)(3)	2,076,390
	Fannie Mae Connecticut Avenue Securities
982,132	6.63%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	992,313
1,691,038	7.43%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	1,729,589
377,704	7.98%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	390,337
303,866	8.78%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	314,615
138,595	9.08%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	143,515
4,862,645	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,579,068
	GCAT Trust
1,792,826	1.04%, 05/25/2066(1)(3)	1,602,871
1,771,172	1.92%, 08/25/2066(1)(3)	1,577,302
16,838	GMACM Mortgage Loan Trust 2.90%, 04/19/2036(3)	13,274
	GSR Mortgage Loan Trust
816,745	2.89%, 01/25/2036(3)	803,507
813,704	3.38%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	230,685
	HarborView Mortgage Loan Trust
600,128	3.18%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	529,947
2,114,579	3.23%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,951,756
5,078,804	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	4,563,670
690,256	IndyMac Index Mortgage Loan Trust 3.08%, 03/25/2036(3)	539,972
112,292	JP Morgan Mortgage Trust 3.33%, 04/25/2037(3)	96,324
1,003,381	LCM L.P. 3.75%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	993,893
	Legacy Mortgage Asset Trust
1,333,027	1.75%, 04/25/2061(1)(4)	1,236,589
1,728,640	1.75%, 07/25/2061(1)(4)	1,591,023
3,247,654	3.25%, 11/25/2059(1)(4)	3,244,526
621,779	Lehman XS Trust 3.50%, 07/25/2046, 1 mo. USD LIBOR + 0.420%(2)	599,255

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.2% - (continued)
	Whole Loan Collateral CMO - 9.8% - (continued)
	LSTAR Securities Investment Ltd.
$ 3,244,364	4.26%, 03/02/2026, 1 mo. USD LIBOR + 1.700%(1)(2)	$ 2,970,585
2,207,407	4.36%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	2,048,114
1,033,197	6.06%, 04/01/2024, 1 mo. USD LIBOR + 3.500%(1)(2)	1,017,777
1,964,024	6.06%, 05/01/2024, 1 mo. USD LIBOR + 3.500%(1)(2)	1,912,470
178,891	MASTR Adjustable Rate Mortgages Trust 3.82%, 11/21/2034(3)	169,045
3,398,917	MFA LLC 2.36%, 03/25/2060(1)(4)	3,185,975
	MFA Trust
279,581	1.01%, 01/26/2065(1)(3)	255,833
1,415,915	1.03%, 11/25/2064(1)(3)	1,148,908
1,186,075	1.15%, 04/25/2065(1)(3)	1,115,728
	New Residential Mortgage Loan Trust
964,303	0.94%, 10/25/2058(1)(3)	909,538
399,668	2.49%, 09/25/2059(1)(3)	366,374
1,966,227	3.19%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,902,844
1,475,742	3.50%, 08/25/2059(1)(3)	1,400,917
1,673,258	3.75%, 11/26/2035(1)(3)	1,563,343
1,654,700	3.75%, 11/25/2056(1)(3)	1,535,135
2,952,079	4.00%, 02/25/2057(1)(3)	2,813,216
2,931,134	4.00%, 03/25/2057(1)(3)	2,783,565
2,310,184	4.00%, 04/25/2057(1)(3)	2,193,030
1,576,418	4.00%, 05/25/2057(1)(3)	1,485,727
2,680,281	4.00%, 08/27/2057(1)(3)	2,532,076
1,156,267	4.00%, 12/25/2057(1)(3)	1,099,262
1,531,848	4.58%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	1,511,150
3,858,392	NMLT Trust 1.19%, 05/25/2056(1)(3)	3,354,120
791,099	Oaktown Re Ltd. 4.63%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	790,078
4,354,641	OBX Trust 2.31%, 11/25/2061(1)(3)	3,741,084
	Preston Ridge Partners Mortgage Trust LLC
2,427,151	1.79%, 06/25/2026(1)(4)	2,260,641
2,292,055	1.79%, 07/25/2026(1)(4)	2,105,613
4,360,057	1.87%, 04/25/2026(1)(4)	3,984,571
717,016	2.36%, 11/25/2025(1)(4)	681,952
1,933,644	2.49%, 10/25/2026(1)(4)	1,762,267
4,040,567	2.95%, 10/25/2025(1)(4)	3,882,214
607,947	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	542,988
436,737	Residential Accredit Loans, Inc. 6.00%, 12/25/2035	366,907
	Seasoned Credit Risk Transfer Trust
2,186,100	2.50%, 08/25/2059	1,906,165
1,882,090	3.50%, 11/25/2057	1,749,208
5,026,200	3.50%, 07/25/2058	4,643,519
997,734	3.50%, 08/25/2058	919,299
3,942,304	3.50%, 10/25/2058	3,640,999
	Starwood Mortgage Residential Trust
776,443	0.94%, 05/25/2065(1)(3)	720,869
3,452,985	1.92%, 11/25/2066(1)(3)	2,831,194
160,896	Structured Agency Credit Risk Trust 4.73%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	160,566
2,840,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(4)	2,694,948
	Towd Point Mortgage Trust
249,070	2.75%, 04/25/2057(1)(3)	246,760
1,673,761	2.75%, 06/25/2057(1)(3)	1,604,609
5,392,424	2.92%, 11/30/2060(1)(3)	4,746,547
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.2% - (continued)
	Whole Loan Collateral CMO - 9.8% - (continued)
$ 1,204,077	3.68%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	$ 1,190,800
	VCAT LLC
2,140,477	1.74%, 05/25/2051(1)(4)	1,970,647
699,693	2.12%, 03/27/2051(1)(4)	660,780
	Verus Securitization Trust
1,281,070	0.92%, 02/25/2064(1)(3)	1,171,683
1,627,616	0.94%, 07/25/2066(1)(3)	1,349,971
1,119,970	1.03%, 02/25/2066(1)(3)	929,835
2,391,299	1.82%, 11/25/2066(1)(3)	2,044,130
4,823,734	1.83%, 10/25/2066(1)(3)	4,084,258
	WaMu Mortgage Pass-Through Certificates Trust
1,564,157	1.68%, 12/25/2046, 12 mo. USD MTA + 0.820%(2)	1,335,420
657,821	3.20%, 06/25/2037(3)	586,097
286,910	3.92%, 06/25/2044, 1 mo. USD LIBOR + 0.840%(2)	265,545
25,453,802	Wells Fargo Commercial Mortgage Trust 1.03%, 09/15/2057(3)(5)	546,078
		171,610,513
	Total Asset & Commercial Mortgage-Backed Securities (cost $482,279,494)	$ 441,904,440
CORPORATE BONDS - 29.8%
	Advertising - 0.1%
1,990,000	Lamar Media Corp. 3.75%, 02/15/2028	$ 1,738,295
	Aerospace/Defense - 0.3%
	Boeing Co.
1,500,000	5.04%, 05/01/2027	1,445,195
1,390,000	5.15%, 05/01/2030	1,284,203
1,112,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023	1,106,707
960,000	Northrop Grumman Corp. 5.15%, 05/01/2040	898,906
665,000	Raytheon Technologies Corp. 2.38%, 03/15/2032	522,956
		5,257,967
	Agriculture - 0.3%
3,840,000	BAT Capital Corp. 4.74%, 03/16/2032	3,210,879
1,955,000	BAT International Finance plc 4.45%, 03/16/2028	1,743,300
1,760,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	668,800
335,000	Reynolds American, Inc. 5.70%, 08/15/2035	283,162
		5,906,141
	Apparel - 0.2%
550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	494,422
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,319,037
		3,813,459
	Auto Manufacturers - 0.1%
145,000	General Motors Co. 6.80%, 10/01/2027	146,507
1,810,000	General Motors Financial Co., Inc. 3.60%, 06/21/2030	1,465,804
		1,612,311
	Auto Parts & Equipment - 0.0%
880,000	Autozone, Inc. 4.75%, 08/01/2032	824,954
	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
1,507,000	3.75%, 07/15/2042	1,144,889
195,000	4.75%, 04/15/2058	160,023

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Beverages - 0.3% - (continued)
$ 1,699,000	5.45%, 01/23/2039	$ 1,619,008
612,000	Constellation Brands, Inc. 3.15%, 08/01/2029	525,547
1,790,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	1,626,831
		5,076,298
	Biotechnology - 0.3%
	CSL Finance plc
1,325,000	4.05%, 04/27/2029(1)	1,220,979
1,330,000	4.25%, 04/27/2032(1)	1,213,625
	Royalty Pharma plc
3,565,000	2.15%, 09/02/2031	2,624,720
750,000	2.20%, 09/02/2030	572,566
		5,631,890
	Chemicals - 0.1%
1,600,000	Celanese US Holdings LLC 6.17%, 07/15/2027	1,509,530
	Commercial Banks - 7.0%
	Bank of America Corp.
275,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.530% thereafter)(7)	204,659
185,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.370% thereafter)(7)	136,583
2,150,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.220% thereafter)(7)	1,604,530
1,370,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(7)	1,283,091
965,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.210% thereafter)(7)	737,714
7,680,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.320% thereafter)(7)	5,982,207
1,565,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(7)	1,318,532
2,465,000	3.31%, 04/22/2042, (3.31% fixed rate until 04/22/2041; 6 mo. USD SOFR + 1.580% thereafter)(7)	1,738,319
1,860,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(7)	1,693,239
2,895,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(7)	2,169,345
1,630,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.040% thereafter)(7)	1,566,875
940,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 6 mo. USD SOFR + 2.160% thereafter)(7)	873,370
3,685,000	Bank of Ireland Group plc 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.650% thereafter)(1)(7)	3,606,047
490,000	Barclays plc 5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 12 mo. USD CMT + 3.00% thereafter)(7)	444,942
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Commercial Banks - 7.0% - (continued)
	BNP Paribas S.A.
$ 890,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.004% thereafter)(1)(7)	$ 758,781
1,940,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.074% thereafter)(1)(7)	1,744,593
1,875,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 6 mo. USD SOFR + 1.228% thereafter)(1)(7)	1,601,893
	Citigroup, Inc.
1,595,000	2.52%, 11/03/2032, (2.52% fixed rate until 11/03/2031; 6 mo. USD SOFR + 1.177% thereafter)(7)	1,208,493
220,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.146% thereafter)(7)	175,459
620,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(7)	549,834
	Credit Suisse Group AG
865,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.730% thereafter)(1)(7)	606,500
1,015,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.700% thereafter)(1)(7)(8)	944,315
6,415,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.920% thereafter)(1)(7)	5,764,064
1,970,000	Danske Bank A/S 5.38%, 01/12/2024(1)	1,959,289
1,545,000	Deutsche Bank AG 2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.219% thereafter)(7)	1,253,763
	Goldman Sachs Group, Inc.
2,810,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.248% thereafter)(7)	2,117,726
3,500,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.281% thereafter)(7)	2,716,368
320,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.264% thereafter)(7)	245,056
435,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 6 mo. USD SOFR + 1.410% thereafter)(7)	345,180
2,680,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(7)	2,377,348
3,035,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(7)	2,759,893
	HSBC Holdings plc
1,425,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.290% thereafter)(7)	1,191,554
440,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.285% thereafter)(7)	340,635
2,300,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(7)	2,051,269

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Commercial Banks - 7.0% - (continued)
$ 2,940,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.530% thereafter)(7)	$ 2,412,025
1,735,000	5.21%, 08/11/2028, (5.21% fixed rate until 08/11/2027; 6 mo. USD SOFR + 2.610% thereafter)(7)	1,622,743
6,475,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.870% thereafter)(7)	5,754,966
	JP Morgan Chase & Co.
1,560,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.180% thereafter)(7)	1,183,196
955,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.250% thereafter)(7)	739,315
1,700,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 6 mo. USD SOFR + 2.460% thereafter)(7)	1,177,919
575,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 6 mo. USD SOFR + 2.440% thereafter)(7)	364,362
2,165,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 6 mo. USD SOFR + 1.460% thereafter)(7)	1,482,550
1,025,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(7)	907,120
595,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(7)	519,245
4,480,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(7)	4,229,172
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(7)	2,011,658
3,175,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.560% thereafter)(7)	2,976,619
430,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.800% thereafter)(7)	386,744
2,245,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.990% thereafter)(7)	2,154,299
475,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.080% thereafter)(7)	438,329
	Morgan Stanley
4,595,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.034% thereafter)(7)	3,356,610
2,540,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.020% thereafter)(7)	1,853,463
2,090,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.178% thereafter)(7)	1,569,980
1,875,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.000% thereafter)(7)	1,636,964
240,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.200% thereafter)(7)	183,313
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Commercial Banks - 7.0% - (continued)
$ 2,000,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(7)	$ 1,801,840
3,755,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 6 mo. USD SOFR + 1.610% thereafter)(7)	3,515,165
1,710,000	4.68%, 07/17/2026, (4.68% fixed rate until 07/17/2025; 6 mo. USD SOFR + 1.669% thereafter)(7)	1,665,783
365,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 6 mo. USD SOFR + 2.076% thereafter)(7)	338,040
7,745,000	Societe Generale S.A. 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(1)(7)	6,862,919
1,310,000	Truist Bank 2.25%, 03/11/2030	1,026,397
1,220,000	UBS Group AG 4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.750% thereafter)(1)(7)	1,145,739
	Wells Fargo & Co.
325,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 6 mo. USD SOFR + 1.087% thereafter)(7)	303,491
2,125,000	3.00%, 04/22/2026	1,947,878
665,000	3.00%, 10/23/2026	602,639
2,300,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.500% thereafter)(7)	1,864,354
2,945,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.320% thereafter)(7)	2,814,856
1,530,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.980% thereafter)(7)	1,459,869
5,495,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.100% thereafter)(7)	5,041,951
765,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 6 mo. USD SOFR + 4.501% thereafter)(7)	658,550
		122,081,529
	Commercial Services - 1.2%
	Ashtead Capital, Inc.
1,190,000	4.00%, 05/01/2028(1)	1,040,399
4,990,000	4.38%, 08/15/2027(1)	4,577,676
700,000	5.50%, 08/11/2032(1)	644,657
	Gartner, Inc.
635,000	3.63%, 06/15/2029(1)	528,637
3,345,000	3.75%, 10/01/2030(1)	2,737,643
	Global Payments, Inc.
475,000	2.15%, 01/15/2027	406,630
1,965,000	3.20%, 08/15/2029	1,637,482
840,000	5.30%, 08/15/2029	790,332
1,000,000	Home Depot, Inc. 2.70%, 10/01/2029	847,780
	Howard University
1,000,000	2.90%, 10/01/2031	817,548
720,000	3.48%, 10/01/2041	528,272
	Service Corp. International
2,500,000	3.38%, 08/15/2030	1,975,000
385,000	4.63%, 12/15/2027	348,425
4,561,000	5.13%, 06/01/2029	4,144,946

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Commercial Services - 1.2% - (continued)
	United Rentals North America, Inc.
$ 140,000	4.00%, 07/15/2030	$ 115,653
445,000	4.88%, 01/15/2028	407,994
		21,549,074
	Construction Materials - 0.3%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,822,814
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	376,934
3,370,000	4.38%, 07/15/2030(1)	2,578,050
		5,777,798
	Diversified Financial Services - 0.8%
1,350,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	1,013,895
	Capital One Financial Corp.
3,325,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.600% thereafter)(7)	3,097,641
1,405,000	5.27%, 05/10/2033, (5.27% fixed rate until 05/10/2032; 6 mo. USD SOFR + 2.370% thereafter)(7)	1,297,143
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	6,987,218
	Intercontinental Exchange, Inc.
455,000	4.35%, 06/15/2029	430,632
225,000	4.60%, 03/15/2033	209,368
165,000	4.95%, 06/15/2052	145,226
		13,181,123
	Electric - 2.5%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	874,755
	Berkshire Hathaway Energy Co.
705,000	1.65%, 05/15/2031(8)	532,717
215,000	3.25%, 04/15/2028	195,096
	Cleco Corporate Holdings LLC
1,215,000	3.38%, 09/15/2029	1,020,877
75,000	4.97%, 05/01/2046	63,539
1,155,000	Commonwealth Edison Co. 3.65%, 06/15/2046	866,948
1,050,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	697,006
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,275,367
	Duke Energy Corp.
2,845,000	2.55%, 06/15/2031	2,227,244
1,515,000	4.50%, 08/15/2032	1,369,406
	Duke Energy Indiana LLC
305,000	2.75%, 04/01/2050	189,418
780,000	3.25%, 10/01/2049	529,169
	Duke Energy Progress LLC
530,000	4.00%, 04/01/2052	415,222
670,000	4.38%, 03/30/2044	559,599
2,845,000	Enel Finance International N.V. 5.00%, 06/15/2032(1)	2,426,501
	Evergy, Inc.
730,000	2.45%, 09/15/2024	690,697
715,000	2.90%, 09/15/2029	590,471
255,000	Exelon Corp. 4.10%, 03/15/2052(1)	196,771
	Georgia Power Co.
1,835,000	4.30%, 03/15/2042	1,467,412
450,000	4.70%, 05/15/2032	421,245
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,405,626
1,370,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	1,124,366
1,075,000	Jersey Central Power & Light Co. 2.75%, 03/01/2032(1)	849,834
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Electric - 2.5% - (continued)
	MidAmerican Energy Co.
$ 210,000	3.15%, 04/15/2050	$ 142,793
215,000	3.65%, 08/01/2048	162,661
2,560,000	NextEra Energy Capital Holdings, Inc. 4.63%, 07/15/2027	2,475,359
1,705,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	1,396,506
705,000	Oglethorpe Power Corp. 4.50%, 04/01/2047(1)	551,001
	Pacific Gas and Electric Co.
3,780,000	2.50%, 02/01/2031	2,749,335
535,000	4.40%, 03/01/2032	439,702
5,515,000	4.95%, 07/01/2050	4,037,091
480,000	5.25%, 03/01/2052	362,455
1,630,000	5.90%, 06/15/2032	1,485,783
	PacifiCorp
306,000	4.13%, 01/15/2049	240,682
360,000	4.15%, 02/15/2050	289,974
2,070,000	Puget Energy, Inc. 3.65%, 05/15/2025	1,958,416
	Sempra Energy
1,615,000	3.40%, 02/01/2028	1,458,463
720,000	3.80%, 02/01/2038	561,581
205,000	4.00%, 02/01/2048	152,848
	Southern California Edison Co.
1,700,000	2.75%, 02/01/2032	1,345,855
1,550,000	2.85%, 08/01/2029	1,306,685
271,000	4.00%, 04/01/2047	197,470
1,700,000	4.70%, 06/01/2027	1,650,724
1,200,000	Southern Co. 3.70%, 04/30/2030	1,056,199
720,000	Xcel Energy, Inc. 4.60%, 06/01/2032	668,045
		44,678,914
	Energy-Alternate Sources - 0.2%
2,650,000	Energo-Pro AS 8.50%, 02/04/2027(1)	2,456,418
1,085,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	1,095,563
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	715,388
		4,267,369
	Engineering & Construction - 0.2%
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,231,760
3,178,404	International Airport Finance S.A. 12.00%, 03/15/2033(1)	2,925,568
		4,157,328
	Entertainment - 0.6%
	Warnermedia Holdings, Inc.
2,175,000	4.28%, 03/15/2032(1)	1,788,993
5,935,000	5.14%, 03/15/2052(1)	4,306,138
400,000	5.39%, 03/15/2062(1)	290,002
4,525,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	3,707,139
		10,092,272
	Environmental Control - 0.3%
5,290,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	4,826,887
	Food - 0.3%
	Conagra Brands, Inc.
411,000	4.85%, 11/01/2028	387,995
325,000	5.40%, 11/01/2048	279,975
1,715,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 2.50%, 01/15/2027(1)	1,469,892
1,220,000	Mondelez International, Inc. 3.00%, 03/17/2032(8)	1,001,571
3,070,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,962,359
		6,101,792

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Gas - 0.1%
	NiSource, Inc.
$ 1,090,000	3.49%, 05/15/2027	$ 1,001,853
990,000	3.60%, 05/01/2030	860,723
		1,862,576
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,041,484
915,000	3.00%, 09/23/2029(1)	771,548
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,850,808
4,790,000	Baxter International, Inc. 2.54%, 02/01/2032	3,726,794
2,812,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,594,070
		10,984,704
	Healthcare - Services - 0.7%
	Centene Corp.
95,000	3.38%, 02/15/2030	77,663
435,000	4.25%, 12/15/2027	397,079
5,230,000	4.63%, 12/15/2029	4,699,678
360,000	CommonSpirit Health 3.35%, 10/01/2029	304,650
1,890,000	Humana, Inc. 3.70%, 03/23/2029	1,695,260
	Kaiser Foundation Hospitals
865,000	2.81%, 06/01/2041	603,760
1,170,000	3.00%, 06/01/2051	771,358
770,000	Sutter Health 3.36%, 08/15/2050	534,216
	UnitedHealth Group, Inc.
1,280,000	2.75%, 05/15/2040	896,384
190,000	3.50%, 08/15/2039	149,418
1,180,000	4.00%, 05/15/2029	1,099,955
795,000	4.20%, 05/15/2032	738,005
240,000	4.95%, 05/15/2062	213,705
		12,181,131
	Home Builders - 0.3%
2,465,000	PulteGroup, Inc. 5.50%, 03/01/2026	2,432,428
	Taylor Morrison Communities, Inc.
540,000	5.13%, 08/01/2030(1)	435,890
2,558,000	5.75%, 01/15/2028(1)	2,241,729
		5,110,047
	Household Products - 0.1%
	GSK Consumer Healthcare Capital US LLC
1,650,000	3.38%, 03/24/2029(1)	1,438,940
265,000	3.63%, 03/24/2032(1)	223,876
		1,662,816
	Insurance - 0.9%
1,515,000	Aon Corp. 2.20%, 11/15/2022	1,511,310
230,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	206,412
	Athene Global Funding
1,780,000	2.65%, 10/04/2031(1)	1,338,414
3,010,000	2.72%, 01/07/2029(1)	2,436,685
	Brighthouse Financial, Inc.
140,000	3.85%, 12/22/2051	84,775
920,000	5.63%, 05/15/2030	862,030
	Corebridge Financial, Inc.
650,000	3.85%, 04/05/2029(1)	573,128
280,000	3.90%, 04/05/2032(1)	235,558
4,085,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 yr. USD CMT + 3.846% thereafter)(1)(7)	3,725,961
3,390,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	2,833,361
1,300,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,169,206
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Insurance - 0.9% - (continued)
$ 130,000	Unum Group 4.13%, 06/15/2051	$ 86,637
830,000	Willis North America, Inc. 3.60%, 05/15/2024	806,051
		15,869,528
	Internet - 0.6%
1,270,000	Amazon.com, Inc. 3.88%, 08/22/2037	1,103,215
	Go Daddy Operating Co. LLC
770,000	3.50%, 03/01/2029(1)	629,767
3,995,000	5.25%, 12/01/2027(1)	3,679,797
	NortonLifeLock, Inc.
4,490,000	5.00%, 04/15/2025(1)	4,276,725
625,000	6.75%, 09/30/2027(1)	601,894
		10,291,398
	Iron/Steel - 0.1%
EUR 1,755,000	Metinvest B.V. 5.63%, 06/17/2025(1)	767,114
$ 1,115,000	Vale Overseas Ltd. 3.75%, 07/08/2030	900,318
		1,667,432
	IT Services - 0.4%
6,750,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	5,809,603
1,025,000	Kyndryl Holdings, Inc. 3.15%, 10/15/2031	686,988
1,070,000	Leidos, Inc. 3.63%, 05/15/2025	1,025,589
		7,522,180
	Lodging - 0.0%
975,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	852,699
	Machinery-Diversified - 0.1%
1,801,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,472,504
	Media - 1.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
305,000	3.50%, 03/01/2042	192,504
935,000	4.40%, 04/01/2033	771,584
1,235,000	5.13%, 07/01/2049	917,037
3,165,000	6.48%, 10/23/2045	2,781,792
380,000	6.83%, 10/23/2055	345,730
	Comcast Corp.
1,659,000	2.94%, 11/01/2056	990,385
65,000	3.20%, 07/15/2036	50,227
10,000	3.25%, 11/01/2039	7,345
1,495,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	1,158,452
	Discovery Communications LLC
19,000	3.95%, 06/15/2025	18,057
1,970,000	4.00%, 09/15/2055	1,161,492
180,000	4.13%, 05/15/2029	154,036
790,000	5.20%, 09/20/2047	583,122
2,196,000	5.30%, 05/15/2049	1,638,923
	Paramount Global
1,125,000	4.20%, 05/19/2032	910,357
835,000	4.38%, 03/15/2043	556,478
1,665,000	4.95%, 01/15/2031	1,467,214
	Sirius XM Radio, Inc.
3,550,000	3.13%, 09/01/2026(1)	3,117,699
590,000	4.13%, 07/01/2030(1)	479,576
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	703,793
3,900,000	Time Warner Entertainment Co., L.P. 8.38%, 07/15/2033	4,158,555
		22,164,358

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Mining - 0.2%
$ 1,650,000	Anglo American Capital plc 2.63%, 09/10/2030(1)	$ 1,269,538
1,835,000	Freeport Indonesia PT 5.32%, 04/14/2032(1)	1,518,463
		2,788,001
	Miscellaneous Manufacturing - 0.1%
	Parker-Hannifin Corp.
895,000	4.25%, 09/15/2027	852,853
815,000	4.50%, 09/15/2029	767,925
		1,620,778
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
485,000	2.67%, 12/01/2026	420,533
5,898,000	3.25%, 02/15/2029	4,789,683
450,000	3.28%, 12/01/2028	368,882
430,000	3.57%, 12/01/2031	335,609
		5,914,707
	Oil & Gas - 1.3%
	Aker BP ASA
775,000	2.00%, 07/15/2026(1)	668,739
2,670,000	3.10%, 07/15/2031(1)	2,089,509
150,000	4.00%, 01/15/2031(1)	127,287
270,000	Apache Corp. 4.88%, 11/15/2027	247,050
	BP Capital Markets America, Inc.
1,005,000	2.94%, 06/04/2051	638,368
285,000	3.00%, 02/24/2050	184,925
240,000	3.38%, 02/08/2061	156,412
860,000	3.63%, 04/06/2030	771,675
	ConocoPhillips Co.
210,000	3.80%, 03/15/2052	160,494
365,000	4.03%, 03/15/2062(1)	275,824
570,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	515,199
2,315,000	Ecopetrol S.A. 4.63%, 11/02/2031	1,615,870
	Energean Israel Finance Ltd.
860,000	4.50%, 03/30/2024(1)(6)	806,250
735,000	4.88%, 03/30/2026(1)(6)	648,638
695,000	5.88%, 03/30/2031(1)(6)	568,163
190,000	EQT Corp. 5.70%, 04/01/2028	187,108
	Equinor ASA
675,000	3.63%, 04/06/2040	540,179
850,000	3.70%, 04/06/2050	659,393
	Hess Corp.
942,000	7.13%, 03/15/2033	984,829
715,000	7.30%, 08/15/2031	754,264
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	1,876,287
1,730,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	1,698,774
	Ovintiv, Inc.
355,000	6.50%, 08/15/2034	345,627
785,000	6.63%, 08/15/2037	768,924
	Shell International Finance B.V.
485,000	2.88%, 11/26/2041	339,785
620,000	3.00%, 11/26/2051	411,078
575,000	3.25%, 04/06/2050	403,996
2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,498,998
2,200,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	2,025,147
		21,968,792
	Packaging & Containers - 0.3%
4,650,000	Ball Corp. 4.00%, 11/15/2023	4,564,347
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
$ 625,000	3.20%, 11/21/2029	$ 548,001
680,000	4.63%, 10/01/2042	577,624
1,515,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	1,450,175
	CVS Health Corp.
435,000	4.13%, 04/01/2040	346,411
1,050,000	5.13%, 07/20/2045	919,340
735,000	Teva Pharmaceutical Finance Netherlands III B.V. 4.75%, 05/09/2027	624,243
		4,465,794
	Pipelines - 1.3%
940,000	DCP Midstream Operating L.P. 5.13%, 05/15/2029	880,779
	Energy Transfer L.P.
1,095,000	4.95%, 06/15/2028	1,020,408
1,390,000	5.25%, 04/15/2029	1,306,915
175,000	5.30%, 04/01/2044	140,205
180,000	5.35%, 05/15/2045	144,793
1,860,000	6.13%, 12/15/2045	1,631,385
	Enterprise Products Operating LLC
340,000	2.80%, 01/31/2030	283,821
570,000	4.25%, 02/15/2048	439,648
665,000	4.95%, 10/15/2054	542,271
125,000	EQM Midstream Partners L.P. 6.50%, 07/01/2027(1)	115,510
	Galaxy Pipeline Assets Bidco Ltd.
3,962,000	2.63%, 03/31/2036(1)	3,062,297
547,056	2.94%, 09/30/2040(1)	415,184
	MPLX L.P.
1,695,000	4.95%, 09/01/2032	1,539,166
1,170,000	4.95%, 03/14/2052	915,732
895,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	699,767
	ONEOK, Inc.
985,000	3.10%, 03/15/2030	800,098
855,000	3.40%, 09/01/2029	716,972
380,000	4.55%, 07/15/2028	348,083
237,000	6.35%, 01/15/2031	232,286
2,279,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.80%, 09/15/2030	1,910,206
2,555,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	2,326,643
	Targa Resources Corp.
1,150,000	4.20%, 02/01/2033	957,254
205,000	4.95%, 04/15/2052	157,749
930,000	6.25%, 07/01/2052	844,956
280,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.88%, 02/01/2031	240,800
505,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	426,735
1,220,000	Williams Cos., Inc. 4.65%, 08/15/2032	1,106,820
		23,206,483
	Real Estate Investment Trusts - 1.0%
	American Tower Corp.
745,000	1.45%, 09/15/2026	634,035
1,085,000	2.40%, 03/15/2025	1,007,501
320,000	2.70%, 04/15/2031	250,996
1,130,000	3.65%, 03/15/2027	1,034,044
1,660,000	EPR Properties 4.95%, 04/15/2028	1,429,509
	GLP Capital L.P. / GLP Financing II, Inc.
890,000	3.25%, 01/15/2032	669,946
435,000	4.00%, 01/15/2031	355,984
1,025,000	5.30%, 01/15/2029	934,697
1,535,000	5.75%, 06/01/2028	1,437,388

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Real Estate Investment Trusts - 1.0% - (continued)
	SBA Tower Trust
$ 2,240,000	2.84%, 01/15/2050(1)	$ 2,096,214
4,540,000	3.45%, 03/15/2048(1)	4,498,755
	VICI Properties L.P.
2,432,000	4.95%, 02/15/2030	2,197,835
1,260,000	5.13%, 05/15/2032	1,116,864
		17,663,768
	Retail - 0.8%
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	2,807,300
1,735,000	5.63%, 01/01/2030(1)	1,482,332
	Gap, Inc.
2,041,000	3.63%, 10/01/2029(1)	1,326,650
3,819,000	3.88%, 10/01/2031(1)	2,425,073
	Home Depot, Inc.
675,000	3.30%, 04/15/2040	516,203
3,165,000	4.50%, 09/15/2032	3,024,446
1,385,000	Lowe's Cos., Inc. 5.00%, 04/15/2033	1,311,100
1,520,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	1,422,571
		14,315,675
	Semiconductors - 1.0%
	Broadcom, Inc.
2,115,000	3.42%, 04/15/2033(1)	1,613,386
4,675,000	4.00%, 04/15/2029(1)	4,122,565
	Intel Corp.
1,110,000	3.10%, 02/15/2060	669,829
3,860,000	4.00%, 08/05/2029	3,587,153
1,590,000	4.90%, 08/05/2052	1,403,570
	Marvell Technology, Inc.
1,730,000	2.45%, 04/15/2028	1,429,827
1,300,000	2.95%, 04/15/2031	1,008,090
1,445,000	NVIDIA Corp. 3.50%, 04/01/2040	1,122,545
690,000	NXP B.V. / NXP Funding LLC 5.55%, 12/01/2028	666,770
	Qorvo, Inc.
2,345,000	3.38%, 04/01/2031(1)	1,776,806
615,000	4.38%, 10/15/2029	526,827
		17,927,368
	Software - 1.3%
7,134,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	6,053,627
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,018,067
	MSCI, Inc.
650,000	3.63%, 11/01/2031(1)	521,494
640,000	3.88%, 02/15/2031(1)	538,857
1,870,000	4.00%, 11/15/2029(1)	1,615,119
3,075,000	Open Text Corp. 3.88%, 12/01/2029(1)	2,368,457
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	455,604
	Oracle Corp.
662,000	3.60%, 04/01/2040	449,369
755,000	3.60%, 04/01/2050	472,473
3,615,000	3.85%, 04/01/2060	2,184,991
945,000	4.00%, 07/15/2046	638,735
570,000	4.00%, 11/15/2047	381,979
1,005,000	4.10%, 03/25/2061	632,810
70,000	4.13%, 05/15/2045	48,091
3,245,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,960,065
		22,339,738
	Telecommunications - 1.0%
	AT&T, Inc.
3,459,000	3.55%, 09/15/2055	2,268,741
580,000	3.65%, 06/01/2051	392,085
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.8% - (continued)
	Telecommunications - 1.0% - (continued)
$ 1,266,000	3.80%, 12/01/2057	$ 855,374
3,170,000	Nokia Oyj 4.38%, 06/12/2027	2,856,963
	Rogers Communications, Inc.
235,000	3.80%, 03/15/2032(1)	202,281
1,245,000	4.55%, 03/15/2052(1)	992,608
3,085,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	2,739,112
	T-Mobile USA, Inc.
219,000	2.05%, 02/15/2028	181,561
2,270,000	3.88%, 04/15/2030	2,012,753
610,000	4.50%, 04/15/2050	488,618
920,000	5.20%, 01/15/2033	879,733
615,000	5.65%, 01/15/2053	580,137
	Verizon Communications, Inc.
1,330,000	2.36%, 03/15/2032	1,019,377
555,000	3.85%, 11/01/2042	425,310
210,000	4.00%, 03/22/2050	160,192
1,143,000	4.27%, 01/15/2036	974,996
		17,029,841
	Trucking & Leasing - 0.5%
3,775,000	DAE Funding LLC 1.55%, 08/01/2024(1)	3,449,850
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,675,000	2.70%, 11/01/2024(1)	1,578,688
1,890,000	4.00%, 07/15/2025(1)	1,801,599
1,170,000	4.40%, 07/01/2027(1)	1,098,418
		7,928,555
	Water - 0.1%
	American Water Capital Corp.
355,000	4.15%, 06/01/2049	283,922
1,070,000	4.45%, 06/01/2032	992,729
		1,276,651
	Total Corporate Bonds (cost $616,830,030)	$ 522,736,802
FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
	Angola - 0.1%
	Angolan Government International Bond
1,600,000	8.00%, 11/26/2029(6)	$ 1,200,352
910,000	8.25%, 05/09/2028(6)	715,533
310,000	8.75%, 04/14/2032(1)	229,245
		2,145,130
	Benin - 0.1%
EUR 2,640,000	Benin Government International Bond 4.95%, 01/22/2035(1)	1,628,984
	Bermuda - 0.1%
	Bermuda Government International Bond
$ 735,000	2.38%, 08/20/2030(1)	584,685
1,825,000	5.00%, 07/15/2032(1)	1,732,834
		2,317,519
	Brazil - 0.5%
BRL 47,432,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	7,934,709
	Chile - 0.2%
	Chile Government International Bond
EUR 3,865,000	1.25%, 01/22/2051	1,875,007
$ 525,000	2.55%, 07/27/2033	394,288
235,000	3.50%, 01/31/2034	192,036
200,000	3.50%, 04/15/2053	132,175
340,000	4.00%, 01/31/2052	248,420
		2,841,926

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.4% - (continued)
	Colombia - 0.1%
	Colombia Government International Bond
$ 2,685,000	5.00%, 06/15/2045	$ 1,625,761
395,000	5.20%, 05/15/2049	243,808
1,180,000	5.63%, 02/26/2044	779,762
		2,649,331
	Egypt - 0.1%
	Egypt Government International Bond
1,375,000	7.90%, 02/21/2048(6)	715,440
720,000	8.50%, 01/31/2047(6)	399,224
595,000	8.88%, 05/29/2050(1)	329,653
		1,444,317
	Ghana - 0.0%
418,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	166,155
	Hungary - 0.2%
EUR 5,610,000	Hungary Government International Bond 1.63%, 04/28/2032(6)	3,669,804
	Indonesia - 0.2%
	Indonesia Government International Bond
5,235,000	1.10%, 03/12/2033	3,497,864
240,000	2.15%, 07/18/2024(6)	227,698
470,000	2.63%, 06/14/2023(6)	457,069
		4,182,631
	Ivory Coast - 0.1%
1,965,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	1,285,971
	Jordan - 0.1%
$ 1,830,000	Jordan Government International Bond 5.85%, 07/07/2030(6)	1,486,875
	Mexico - 1.1%
MXN 308,198,500	Mexican Bonos 7.75%, 05/29/2031	13,581,271
	Mexico Government International Bond
EUR 885,000	1.13%, 01/17/2030	654,810
6,185,000	1.45%, 10/25/2033	3,972,828
$ 1,375,000	3.50%, 02/12/2034	1,045,756
		19,254,665
	North Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 1,825,000	2.75%, 01/18/2025(6)	1,618,675
2,165,000	3.68%, 06/03/2026(1)	1,853,761
		3,472,436
	Oman - 0.0%
$ 560,000	Oman Government International Bond 6.75%, 01/17/2048(1)	448,333
	Panama - 0.2%
	Panama Government International Bond
5,000,000	3.87%, 07/23/2060	2,970,864
200,000	4.30%, 04/29/2053	133,807
810,000	4.50%, 01/19/2063	534,190
		3,638,861
	Philippines - 0.2%
	Philippine Government International Bond
EUR 4,330,000	1.20%, 04/28/2033	2,955,459
1,010,000	1.75%, 04/28/2041	594,108
		3,549,567
	Romania - 0.4%
	Romanian Government International Bond
2,970,000	2.63%, 12/02/2040(1)	1,484,715
3,725,000	2.75%, 04/14/2041(6)	1,866,815
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.4% - (continued)
	Romania - 0.4% - (continued)
EUR 1,315,000	3.38%, 02/08/2038(6)	$ 794,019
3,241,000	4.63%, 04/03/2049(6)	2,086,857
		6,232,406
	Russia - 0.2%
RUB 636,260,000	Russian Federal Bond - OFZ 5.90%, 03/12/2031(2)	3,329,267
	Saudi Arabia - 0.1%
EUR 2,615,000	Saudi Government International Bond 2.00%, 07/09/2039(6)	1,851,727
	Senegal - 0.1%
	Senegal Government International Bond
785,000	4.75%, 03/13/2028(6)	620,010
$ 2,115,000	6.25%, 05/23/2033(6)	1,586,119
		2,206,129
	United Arab Emirates - 0.1%
2,455,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	1,903,695
	Total Foreign Government Obligations (cost $123,027,042)	$ 77,640,438
MUNICIPAL BONDS - 1.4%
	Development - 0.3%
5,280,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 5,030,242
	General - 0.6%
720,000	Chicago, IL, Transit Auth 3.91%, 12/01/2040	604,212
4,130,000	Florida State Board of Administration Finance Corp., Rev 1.26%, 07/01/2025	3,739,083
5,445,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	5,764,025
		10,107,320
	General Obligation - 0.1%
	State of Illinois, GO
1,045,364	4.95%, 06/01/2023	1,045,102
280,000	5.00%, 01/01/2023	280,494
		1,325,596
	School District - 0.2%
	Chicago, IL, Board of Education, GO
365,000	6.04%, 12/01/2029	342,580
1,115,000	6.14%, 12/01/2039	966,594
2,315,000	6.32%, 11/01/2029	2,188,952
		3,498,126
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040(8)	2,991,544
	Utility - Electric - 0.0%
740,000	Municipal Electric Auth, GA, Rev 6.64%, 04/01/2057	801,667
	Total Municipal Bonds (cost $26,659,801)	$ 23,754,495
SENIOR FLOATING RATE INTERESTS - 0.1%(9)
	Auto Parts & Equipment - 0.0%
155,000	First Brands Group LLC 11.87%, 03/30/2028, 1 mo. USD LIBOR + 8.500%	$ 147,637

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(9) - (continued)
	Commercial Services - 0.0%
$ 110,000	WMB Holdings, Inc. 1.00%, 08/31/2029, 1 mo. USD SOFR + 3.250%	$ 107,112
	Engineering & Construction - 0.0%
227,125	Artera Services LLC 7.17%, 03/06/2025, 1 mo. USD LIBOR + 3.500%	183,858
	Entertainment - 0.0%
	Crown Finance U.S., Inc.
8,153	0.00%, 09/07/2023, 1 mo. USD SOFR + 10.000%(10)	8,298
97,014	0.00%, 09/08/2023, 1 mo. USD SOFR + 10.000%(10)	98,739
EUR 32,436	2.63%, 02/28/2025, 3 mo. EURIBOR + 2.625%	14,574
$ 180,194	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	75,809
9,531	10.08%, 02/28/2025, 1 mo. USD LIBOR + 8.250%	10,174
		207,594
	Healthcare - Products - 0.0%
10,790	Avantor Funding, Inc. 5.37%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	10,482
	Healthcare - Services - 0.1%
EUR 285,000	Biogroup-LCD 3.03%, 02/09/2028, 3 mo. EURIBOR + 2.750%	247,718
	EyeCare Partners LLC
$ 144,385	7.42%, 02/18/2027, 1 mo. USD SOFR + 3.750%	130,669
194,025	7.42%, 11/15/2028, 1 mo. USD SOFR + 3.750%	180,928
EUR 145,000	LGC Group Holdings Ltd. 3.69%, 04/21/2027, 3 mo. EURIBOR + 3.000%	128,678
$ 102,506	MED ParentCo L.P. 7.37%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	85,933
		773,926
	Insurance - 0.0%
532,125	Sedgwick Claims Management Services, Inc. 6.87%, 09/03/2026, 1 mo. USD LIBOR + 3.750%	507,291
	Leisure Time - 0.0%
78,636	SRAM LLC 5.76%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	74,115
	Media - 0.0%
142,100	Banijay Entertainment S.A.S 6.30%, 03/01/2025, 1 mo. USD LIBOR + 3.750%	136,861
EUR 260,000	Virgin Media Bristol LLC 3.25%, 01/31/2029, 3 mo. EURIBOR + 3.250%	235,337
		372,198
	Oil & Gas Services - 0.0%
$ 724,098	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(10)(11)	19,913
	Total Senior Floating Rate Interests (cost $3,530,209)	$ 2,404,126
U.S. GOVERNMENT AGENCIES - 40.4%
	Mortgage-Backed Agencies - 40.4%
	FHLMC - 5.3%
54,443	0.00%, 11/15/2036(12)(13)	$ 45,096
19,660,948	0.74%, 03/25/2027(3)(5)	438,164
4,875,973	0.75%, 10/25/2026(3)(5)	97,276
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.4% - (continued)
	Mortgage-Backed Agencies - 40.4% - (continued)
	FHLMC - 5.3% - (continued)
$ 17,259,585	0.81%, 12/25/2030(3)(5)	$ 781,685
10,314,645	0.89%, 06/25/2027(3)(5)	292,597
4,253,863	0.97%, 11/25/2030(3)(5)	229,061
7,770,519	1.12%, 10/25/2030(3)(5)	473,970
12,852,523	1.21%, 06/25/2030(3)(5)	858,602
6,256,149	1.68%, 05/25/2030(3)(5)	570,303
715,043	1.75%, 10/15/2042	612,521
346,164	2.00%, 12/01/2040	290,179
2,110,272	2.00%, 05/01/2041	1,768,934
2,349,084	2.00%, 12/01/2041	1,967,600
1,840,963	2.00%, 10/01/2050	1,500,533
1,887,401	2.00%, 02/01/2051	1,539,542
9,228,238	2.00%, 03/01/2051	7,518,187
3,111,480	2.00%, 04/01/2051	2,532,680
1,775,991	2.00%, 05/01/2051	1,450,602
751,530	2.00%, 08/01/2051	611,376
769,577	2.00%, 11/01/2051	625,818
9,775,769	2.00%, 03/01/2052	7,936,580
3,358,222	2.00%, 04/01/2052	2,733,543
302,509	2.50%, 05/15/2028(5)	14,709
1,082,019	2.50%, 05/01/2050	918,052
1,253,512	2.50%, 06/01/2050	1,061,995
4,030,281	2.50%, 07/01/2050	3,414,516
582,987	2.50%, 03/01/2051	493,869
826,026	2.50%, 05/01/2051	701,532
531,480	2.50%, 07/01/2051	449,244
718,607	2.50%, 08/01/2051	606,962
1,276,316	2.50%, 10/01/2051	1,078,816
925,781	2.50%, 04/01/2052	781,709
689,617	3.00%, 03/15/2028(5)	39,365
909,111	3.00%, 08/01/2029	865,133
324,651	3.00%, 05/15/2032(5)	11,140
2,546,557	3.00%, 10/01/2032	2,376,207
383,301	3.00%, 03/15/2033(5)	35,981
1,657,309	3.00%, 04/01/2033	1,548,096
2,228,872	3.00%, 11/01/2036	2,057,071
1,285,580	3.00%, 01/01/2037	1,186,495
651,380	3.00%, 05/15/2046	605,086
4,057,513	3.00%, 11/01/2046	3,612,275
1,074,180	3.00%, 12/01/2046	956,503
915,340	3.00%, 07/01/2050	803,362
2,350,203	3.00%, 10/01/2051	2,062,893
904,370	3.00%, 01/01/2052	795,278
406,003	3.25%, 11/15/2041	378,351
139,074	3.50%, 09/15/2026(5)	6,254
172,481	3.50%, 03/15/2027(5)	7,270
1,211,906	3.50%, 05/15/2034(5)	107,207
1,633,010	3.50%, 08/01/2034	1,534,462
782,338	3.50%, 03/15/2041(5)	38,127
413,872	3.50%, 10/15/2045	375,685
399,979	3.50%, 06/01/2046	367,852
1,266,373	3.50%, 12/15/2046	1,177,720
1,388,940	3.50%, 10/01/2047	1,270,391
533,560	3.50%, 12/01/2047	487,430
7,565,237	3.50%, 03/01/2048	6,924,673
208,250	3.50%, 08/01/2048	191,498
931,756	4.00%, 08/01/2025	904,012
352,819	4.00%, 12/15/2026(5)	12,303
579,019	4.00%, 07/15/2027(5)	20,222
313,466	4.00%, 03/15/2028(5)	13,199
169,757	4.00%, 06/15/2028(5)	8,137
455,054	4.00%, 07/15/2030(5)	40,808
1,524,201	4.00%, 05/25/2040(5)	246,102
1,369,230	4.00%, 09/15/2041	1,317,207
1,312,790	4.00%, 05/01/2042	1,253,242
492,839	4.00%, 08/01/2042	470,420

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.4% - (continued)
	Mortgage-Backed Agencies - 40.4% - (continued)
	FHLMC - 5.3% - (continued)
$ 697,397	4.00%, 09/01/2042	$ 665,301
35,777	4.00%, 07/01/2044	33,917
124,165	4.00%, 06/01/2045	118,006
452,415	4.00%, 02/01/2046	430,494
145,470	4.00%, 09/01/2048	137,611
2,985,685	4.00%, 04/01/2049	2,815,928
1,524,092	4.00%, 07/01/2049	1,439,713
246,403	4.50%, 09/01/2044	241,735
1,226,756	4.75%, 07/15/2039	1,213,334
1,441,464	4.93%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,413,506
500,783	5.00%, 09/15/2033(5)	82,121
8,591	5.00%, 03/01/2039	8,407
138,762	5.00%, 08/01/2039	140,191
6,268	5.00%, 09/01/2039	6,178
8,180	5.00%, 12/01/2039	8,211
6,503	5.00%, 04/01/2041	6,569
16,375	5.00%, 04/01/2044	16,542
10,411	5.00%, 05/01/2044	10,281
601,951	5.00%, 02/15/2048(5)	129,921
14,824	5.50%, 03/01/2028	14,780
33,029	5.50%, 04/01/2033	33,810
428,956	5.50%, 05/01/2034	442,778
7,817	5.50%, 05/01/2037	8,091
20,728	5.50%, 11/01/2037	21,454
37,773	5.50%, 02/01/2038	39,097
15,563	5.50%, 04/01/2038	16,108
20,801	5.50%, 06/01/2038	21,527
2,141,309	5.50%, 08/01/2038	2,205,936
221,743	5.50%, 09/01/2038	229,489
4,229	5.50%, 12/01/2039	4,377
56,662	5.50%, 02/01/2040	58,641
188,564	5.50%, 05/01/2040	195,174
182,037	5.50%, 08/01/2040	188,418
934,922	5.50%, 06/01/2041	967,691
785,146	5.50%, 10/15/2046(5)	159,666
972	6.00%, 07/01/2029	989
106,050	6.00%, 10/01/2032	111,494
24,694	6.00%, 11/01/2032	25,174
133,051	6.00%, 12/01/2032	139,878
10,076	6.00%, 11/01/2033	10,593
21,339	6.00%, 01/01/2034	22,436
10,200	6.00%, 02/01/2034	10,724
104,746	6.00%, 08/01/2034	110,129
109,825	6.00%, 09/01/2034	115,430
155,649	6.00%, 01/01/2035	158,617
668,694	6.00%, 11/01/2037	700,840
129	6.50%, 08/01/2032	133
376,392	6.50%, 07/15/2036	387,651
73,330	6.50%, 12/01/2037	77,444
37	7.50%, 09/01/2029	38
		93,900,283
	FNMA - 12.5%
65,886	0.00%, 03/25/2036(12)(13)	55,386
553,033	0.00%, 06/25/2036(12)(13)	467,078
430,770	0.00%, 06/25/2041(12)(13)	333,788
1,015,248	0.10%, 08/25/2044(3)(5)	45,994
1,459,193	0.11%, 04/25/2055(2)(5)	47,633
1,348,104	0.27%, 05/25/2046(3)(5)	50,708
1,001,047	0.34%, 06/25/2055(3)(5)	40,744
8,055,762	0.41%, 01/25/2030(3)(5)	94,003
10,325,666	1.51%, 05/25/2029(3)(5)	588,092
1,243,550	1.75%, 12/25/2042	1,081,529
738,350	2.00%, 09/25/2039	658,186
1,426,682	2.00%, 09/01/2040	1,196,604
3,211,649	2.00%, 12/01/2040	2,693,046
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.4% - (continued)
	Mortgage-Backed Agencies - 40.4% - (continued)
	FNMA - 12.5% - (continued)
$ 1,286,165	2.00%, 04/01/2041	$ 1,078,333
448,081	2.00%, 05/01/2041	375,610
1,692,424	2.00%, 10/01/2041	1,417,592
8,291,462	2.00%, 12/01/2050	6,756,002
10,373,707	2.00%, 02/01/2051	8,456,744
15,249,660	2.00%, 03/01/2051	12,420,152
15,571,974	2.00%, 04/01/2051	12,687,649
1,698,245	2.00%, 05/01/2051	1,382,958
583,528	2.00%, 07/01/2051	475,269
742,031	2.00%, 10/01/2051	604,388
9,765,048	2.00%, 02/01/2052	7,938,240
9,614,302	2.00%, 03/01/2052	7,813,058
25,757	2.00%, 04/01/2052	20,924
800,230	2.25%, 04/01/2033	650,899
298,087	2.50%, 06/25/2028(5)	14,368
2,309,494	2.50%, 09/01/2040	1,998,125
101,929	2.50%, 01/01/2043	86,736
2,399,547	2.50%, 02/01/2043	2,045,194
813,702	2.50%, 03/01/2043	693,654
1,725,262	2.50%, 05/01/2043	1,459,058
1,392,083	2.50%, 06/01/2043	1,186,975
708,505	2.50%, 04/01/2045	601,771
1,245,065	2.50%, 06/01/2050	1,055,448
2,947,011	2.50%, 10/01/2050	2,510,402
14,313,678	2.50%, 05/01/2051	12,136,631
2,731,132	2.50%, 06/01/2051	2,315,595
4,206,783	2.50%, 08/01/2051	3,567,130
1,088,835	2.50%, 09/01/2051	921,422
1,043,813	2.50%, 10/01/2051	881,657
12,969,700	2.50%, 11/01/2051	11,033,007
1,891,912	2.50%, 01/01/2052	1,602,083
8,898,215	2.50%, 02/01/2052	7,512,600
1,301,974	2.50%, 03/01/2052	1,104,011
1,890,136	2.50%, 05/01/2052	1,600,694
2,381,777	2.50%, 01/01/2057	2,005,744
445,686	3.00%, 02/25/2027(5)	13,604
245,537	3.00%, 09/25/2027(5)	12,681
1,550,321	3.00%, 01/25/2028(5)	76,156
2,702,114	3.00%, 04/25/2033(5)	187,328
679,766	3.00%, 08/01/2033	634,706
1,500,471	3.00%, 03/01/2037	1,372,624
1,633,127	3.00%, 03/25/2043	1,460,499
2,024,271	3.00%, 04/25/2043(14)	1,821,288
1,297,184	3.00%, 09/01/2048	1,154,030
1,441,955	3.00%, 08/25/2049	1,316,969
890,528	3.00%, 02/01/2050	785,585
771,227	3.00%, 08/01/2050	680,428
548,609	3.00%, 04/01/2051	480,928
1,702,550	3.00%, 05/01/2051	1,503,102
4,497,604	3.00%, 08/01/2051	3,942,008
3,218,916	3.00%, 09/01/2051	2,820,707
4,449,484	3.00%, 10/01/2051	3,903,160
5,202,418	3.00%, 11/01/2051	4,562,792
2,455,956	3.00%, 12/01/2051	2,151,296
1,020,000	3.40%, 09/01/2032	924,635
268,260	3.50%, 05/25/2027(5)	14,705
433,480	3.50%, 10/25/2027(5)	26,602
597,368	3.50%, 05/25/2030(5)	48,361
159,835	3.50%, 08/25/2030(5)	10,853
238,737	3.50%, 02/25/2031(5)	11,191
382,555	3.50%, 09/25/2035(5)	39,934
2,564,312	3.50%, 11/25/2039(5)	257,038
1,678,000	3.50%, 01/25/2042	1,540,531
778,757	3.50%, 10/01/2044	713,912
730,526	3.50%, 02/01/2045	671,276
666,850	3.50%, 01/01/2046	613,204

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.4% - (continued)
	Mortgage-Backed Agencies - 40.4% - (continued)
	FNMA - 12.5% - (continued)
$ 520,294	3.50%, 03/01/2046	$ 478,479
1,120,559	3.50%, 09/01/2046	1,027,397
530,583	3.50%, 10/01/2046	486,733
404,238	3.50%, 10/25/2046(5)	71,768
657,609	3.50%, 11/01/2046	604,207
858,896	3.50%, 05/01/2047	789,729
1,930,281	3.50%, 09/01/2047	1,764,011
349,440	3.50%, 12/01/2047	319,309
1,172,838	3.50%, 01/01/2048	1,072,096
300,318	3.50%, 02/01/2048	274,434
1,312,506	3.50%, 07/01/2048	1,206,870
2,853,792	3.50%, 04/01/2052	2,598,584
4,622,895	3.50%, 09/01/2057	4,204,180
2,681,020	3.50%, 05/01/2058	2,434,995
2,608,767	3.50%, 12/25/2058	2,433,330
1,620,000	3.52%, 11/01/2032	1,484,535
650,000	3.65%, 07/01/2032	602,040
1,507,267	3.89%, 09/01/2032	1,426,202
360,354	4.00%, 06/01/2025	349,118
150,434	4.00%, 10/01/2025	145,759
1,495,702	4.00%, 10/01/2040	1,426,461
626,273	4.00%, 11/01/2040	597,160
454,131	4.00%, 12/01/2040	433,000
229,076	4.00%, 02/01/2041	218,450
619,573	4.00%, 03/01/2041	590,791
1,573,706	4.00%, 06/01/2041	1,482,057
253,843	4.00%, 03/25/2042(5)	33,574
283,799	4.00%, 08/01/2042	270,303
620,008	4.00%, 09/01/2042	591,194
163,391	4.00%, 11/25/2042(5)	20,017
88,331	4.00%, 03/01/2045	83,956
517,179	4.00%, 07/01/2045	489,369
138,492	4.00%, 05/01/2046	131,331
551,751	4.00%, 06/01/2046	523,169
603,133	4.00%, 04/01/2047	571,461
1,445,081	4.00%, 10/01/2047	1,368,908
3,570,911	4.00%, 06/01/2048	3,380,778
723,337	4.00%, 09/01/2048	683,671
3,960,893	4.00%, 04/01/2049	3,746,393
2,738,458	4.00%, 04/01/2050	2,577,555
1,674,812	4.00%, 06/01/2052	1,558,531
86,744	4.50%, 04/01/2025	85,319
121,840	4.50%, 07/25/2027(5)	4,035
440,382	4.50%, 09/01/2035	429,623
1,399,793	4.50%, 08/01/2040	1,372,070
1,299,152	4.50%, 10/01/2040	1,273,249
605,828	4.50%, 10/01/2041	593,716
1,520,682	4.50%, 08/25/2043(5)	294,712
541,799	4.50%, 09/01/2043	530,997
677,450	4.50%, 04/01/2049	655,649
2,895,948	4.50%, 01/01/2051	2,813,157
43,639	5.00%, 06/01/2025	43,780
226,567	5.00%, 04/25/2038	222,925
101,111	5.50%, 06/01/2033	103,911
71,657	5.50%, 08/01/2033	73,775
534,740	5.50%, 09/01/2033	550,970
492,042	5.50%, 12/01/2033	507,043
339,625	5.50%, 01/01/2034	350,004
1,883,380	5.50%, 11/01/2035	1,945,212
497,683	5.50%, 04/01/2036	514,438
391,122	5.50%, 09/01/2036	402,893
278,035	5.50%, 04/25/2037	282,246
1,595,587	5.50%, 11/25/2040(5)	251,557
1,023,110	5.50%, 06/25/2042(5)	222,939
1,411,467	5.50%, 08/25/2044(5)	255,662
57,623	5.53%, 05/25/2042(3)(5)	5,818
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.4% - (continued)
	Mortgage-Backed Agencies - 40.4% - (continued)
	FNMA - 12.5% - (continued)
$ 245,180	6.00%, 12/01/2032	$ 252,154
166,410	6.00%, 01/01/2033	170,578
23,448	6.00%, 02/01/2033	23,878
211,770	6.00%, 03/01/2033	220,216
423,467	6.00%, 02/01/2037	444,773
1,040,236	6.00%, 01/25/2042(5)	131,185
154	6.50%, 05/01/2031	160
616	6.50%, 09/01/2031	637
668	6.50%, 07/01/2032	691
684	7.00%, 07/01/2029	711
71	7.00%, 12/01/2030	71
238	7.00%, 02/01/2032	239
87	7.00%, 03/01/2032	91
1,368	7.00%, 09/01/2032	1,387
4	7.50%, 10/01/2022	4
770	7.50%, 06/01/2027	794
7,476	7.50%, 03/01/2030	7,690
6,320	7.50%, 04/01/2030	6,417
667	7.50%, 06/01/2030	692
1,153	7.50%, 07/01/2030	1,193
349	7.50%, 08/01/2030	361
4,969	7.50%, 05/01/2031	5,119
4,315	7.50%, 06/01/2031	4,329
640	7.50%, 08/01/2031	657
16,546	7.50%, 09/01/2031	16,580
80	7.50%, 05/01/2032	82
		219,143,341
	GNMA - 6.0%
2,812,629	2.00%, 10/20/2050	2,363,659
4,895,000	2.00%, 10/20/2052(15)	4,079,868
535,788	2.50%, 12/16/2039	502,828
973,482	2.50%, 07/20/2041	893,374
2,505,187	2.50%, 09/20/2051	2,162,985
8,319,151	2.50%, 10/20/2051	7,182,000
281,513	3.00%, 09/20/2028(5)	14,490
3,221,331	3.00%, 05/20/2035(5)	195,520
318,081	3.00%, 02/16/2043(5)	41,170
1,557,920	3.00%, 03/15/2045	1,382,855
77,177	3.00%, 04/15/2045	68,506
1,382,622	3.00%, 07/15/2045	1,227,042
28,996	3.00%, 08/15/2045	25,737
2,769,741	3.00%, 04/20/2051	2,461,699
2,556,109	3.00%, 08/20/2051	2,271,676
3,283,763	3.00%, 09/20/2051	2,918,356
8,260,034	3.00%, 12/20/2051	7,317,093
113,129	3.50%, 02/16/2027(5)	5,591
300,747	3.50%, 03/20/2027(5)	15,322
218,327	3.50%, 07/20/2040(5)	10,836
284,012	3.50%, 02/20/2041(5)	7,437
727,125	3.50%, 04/20/2042(5)	43,884
1,728,428	3.50%, 10/20/2042(5)	266,238
199,063	3.50%, 11/15/2042	185,220
4,865	3.50%, 12/15/2042	4,526
115,872	3.50%, 02/15/2043	107,842
6,411	3.50%, 03/15/2043	5,967
911,889	3.50%, 04/15/2043	848,451
2,336,905	3.50%, 05/15/2043	2,174,823
150,813	3.50%, 05/20/2043(5)	23,924
695,132	3.50%, 07/20/2043(5)	91,876
1,609,948	3.50%, 06/20/2046	1,488,257
407,441	3.50%, 07/20/2046	376,559
423,026	3.50%, 10/20/2046	390,969
1,696,052	3.50%, 02/20/2047	1,567,680
499,284	3.50%, 08/20/2047	460,642
349,703	3.50%, 11/20/2047	322,057
431,895	3.50%, 03/20/2048	397,911

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.4% - (continued)
	Mortgage-Backed Agencies - 40.4% - (continued)
	GNMA - 6.0% - (continued)
$ 1,332,930	3.50%, 07/20/2049	$ 1,224,900
1,027,965	3.88%, 08/15/2042	983,082
70,614	4.00%, 12/16/2026(5)	3,179
1,081,999	4.00%, 05/20/2029(5)	46,478
1,802,700	4.00%, 07/20/2040	1,721,846
2,021,710	4.00%, 09/20/2040	1,930,714
3,216,523	4.00%, 10/20/2040	3,069,054
849,636	4.00%, 12/20/2040	813,397
207,351	4.00%, 05/16/2042(5)	24,547
2,526,381	4.00%, 09/16/2042(5)	530,643
314,183	4.00%, 03/20/2043(5)	59,720
145,657	4.00%, 01/20/2044(5)	27,104
1,043,033	4.00%, 01/16/2046(5)	154,449
960,779	4.00%, 03/20/2047(5)	147,400
470,340	4.00%, 11/20/2047	442,437
1,286,588	4.00%, 03/20/2048	1,213,180
3,293,582	4.00%, 07/20/2048	3,120,150
8,370,000	4.00%, 10/20/2052(15)	7,815,487
97,944	4.50%, 11/15/2039	95,166
559,860	4.50%, 05/15/2040	552,512
2,048,083	4.50%, 05/20/2040	2,023,612
95,490	4.50%, 07/15/2041	92,677
517,277	4.50%, 04/20/2045(5)	97,470
1,876,808	4.50%, 08/20/2045(5)	369,802
183,150	4.50%, 01/20/2046	181,414
1,380,666	4.50%, 01/20/2047(5)	181,532
1,358,032	4.50%, 05/20/2048(5)	191,785
24,560,000	4.50%, 10/20/2052(15)	23,504,687
1,221,609	5.00%, 02/16/2040(5)	271,273
645,087	5.00%, 06/15/2041	659,386
780,916	5.00%, 10/16/2041(5)	129,295
897,244	5.00%, 03/15/2044	917,291
261,101	5.00%, 01/16/2047(5)	56,270
4,389,371	5.00%, 07/15/2052	4,342,891
260,382	5.50%, 03/15/2033	266,802
394,367	5.50%, 04/15/2033	408,519
447,781	5.50%, 05/15/2033	467,527
520,803	5.50%, 10/20/2034	544,241
896,062	5.50%, 03/20/2039(5)	161,566
918,858	5.50%, 02/16/2047(5)	153,459
569,269	5.50%, 02/20/2047(5)	103,183
437	6.00%, 12/15/2023	447
502	6.00%, 01/15/2029	514
503	6.00%, 04/15/2029	516
17,713	6.00%, 12/15/2031	18,161
463	6.00%, 10/15/2032	494
10,327	6.00%, 06/15/2033	10,944
371	6.00%, 03/15/2034	380
21,186	6.00%, 08/15/2034	22,561
28,852	6.00%, 09/15/2034	29,774
22,593	6.00%, 02/15/2035	24,271
34,970	6.00%, 03/15/2036	37,156
40,751	6.00%, 05/15/2036	42,901
98,797	6.00%, 06/15/2036	104,746
9,854	6.00%, 06/15/2037	10,092
32,360	6.00%, 08/15/2037	34,594
32,549	6.00%, 08/15/2039	34,227
906,893	6.00%, 09/20/2040(5)	178,551
61,576	6.00%, 06/15/2041	65,962
852,805	6.00%, 02/20/2046(5)	175,488
15,046	6.50%, 06/15/2028	15,544
336	6.50%, 07/15/2028	347
849	6.50%, 08/15/2028	877
1,748	6.50%, 09/15/2028	1,805
508	6.50%, 10/15/2028	526
918	6.50%, 11/15/2028	949
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.4% - (continued)
	Mortgage-Backed Agencies - 40.4% - (continued)
	GNMA - 6.0% - (continued)
$ 3,463	6.50%, 12/15/2028	$ 3,578
7,940	6.50%, 02/15/2029	8,202
72,754	6.50%, 03/15/2029	75,271
19,098	6.50%, 04/15/2029	19,729
6,017	6.50%, 05/15/2029	6,217
90,512	6.50%, 06/15/2029	93,505
3,195	6.50%, 07/15/2029	3,301
105	6.50%, 03/15/2031	108
84,333	6.50%, 04/15/2031	87,122
25,921	6.50%, 05/15/2031	26,941
5,174	6.50%, 06/15/2031	5,428
123,522	6.50%, 07/15/2031	127,605
17,955	6.50%, 08/15/2031	18,549
46,294	6.50%, 09/15/2031	47,826
84,282	6.50%, 10/15/2031	87,070
171,005	6.50%, 11/15/2031	176,665
36,027	6.50%, 12/15/2031	37,785
124,406	6.50%, 01/15/2032	128,571
24,339	6.50%, 02/15/2032	25,203
28,346	6.50%, 03/15/2032	29,283
113,922	6.50%, 04/15/2032	117,690
263	6.50%, 05/15/2032	272
14,054	6.50%, 06/15/2032	14,519
381	7.00%, 02/15/2031	385
92	7.00%, 06/15/2031	93
77	7.00%, 08/15/2031	79
221	8.50%, 11/15/2024	221
		104,958,042
	UMBS - 16.6%
7,989,000	1.50%, 10/15/2037(15)	6,849,439
8,200,000	1.50%, 10/15/2052(15)	6,291,258
13,111,000	2.00%, 10/15/2052(15)	10,620,422
85,027,000	2.50%, 10/15/2052(15)	71,507,375
21,115,000	2.50%, 10/20/2052(15)	18,160,137
57,893,000	3.00%, 10/15/2052(15)	50,416,661
35,455,000	3.00%, 10/20/2052(15)	31,336,126
18,780,000	3.50%, 10/15/2037(15)	17,777,602
5,675,000	3.50%, 10/15/2052(15)	5,997,377
18,090,000	3.50%, 10/20/2052(15)	16,456,247
2,696,000	4.00%, 10/15/2052(15)	2,502,225
26,400,000	4.50%, 10/15/2052(15)	25,154,250
29,775,000	5.00%, 10/15/2052(15)	29,040,218
		292,109,337
	Total U.S. Government Agencies (cost $766,354,105)	$ 710,111,003
U.S. GOVERNMENT SECURITIES - 16.6%
	U.S. Treasury Securities - 16.6%
	U.S. Treasury Bonds - 10.4%
10,387,666	0.13%, 02/15/2052	$ 6,528,404
16,897,000	1.13%, 08/15/2040	10,465,579
24,645,000	1.25%, 05/15/2050	13,798,312
5,115,000	1.88%, 11/15/2051	3,382,693
7,090,000	2.25%, 08/15/2046	5,113,109
10,210,000	2.25%, 02/15/2052	7,416,608
14,235,000	2.50%, 02/15/2045	10,865,865
90,455,000	2.88%, 08/15/2045	73,893,961
6,175,000	3.00%, 02/15/2047(16)	5,169,392
20,715,000	3.13%, 08/15/2044(16)(17)	17,709,707
4,120,000	3.38%, 08/15/2042	3,732,462
26,860,000	3.38%, 05/15/2044(16)(18)	23,972,550
1,635,000	3.75%, 11/15/2043(16)	1,553,569
		183,602,211

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 16.6% - (continued)
	U.S. Treasury Securities - 16.6% - (continued)
	U.S. Treasury Notes - 6.2%
$ 29,553,259	0.25%, 07/15/2029	$ 26,629,103
6,797,405	0.75%, 07/15/2028	6,385,932
23,160,000	2.75%, 08/15/2032	21,166,069
56,515,000	2.88%, 06/15/2025	54,519,314
		108,700,418
	Total U.S. Government Securities (cost $368,593,304)	$ 292,302,629
COMMON STOCKS - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A*(19)	$ 153,560
6,767	Foresight Energy LLC*	81,208
30,559	PES Energy Liquidating Trust*(19)	—
	Total Common Stocks (cost $521,693)	$ 234,768
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.53%	$ 1,670,290
	Total Preferred Stocks (cost $1,591,820)	$ 1,670,290
WARRANTS - 0.0%
	Energy - 0.0%
16,740	Ascent Resources Marcellus Holdings LLC Expires 03/30/2023*(19)	$ 452
	Total Warrants (cost $1,339)	$ 452
	Total Long-Term Investments (Cost $2,389,388,837)	$ 2,072,759,443
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.0%
17,652,791	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $17,657,131; collateralized by U.S. Treasury Note at 0.625%, maturing 05/15/2030, with a market value of $18,005,858	$ 17,652,791
	Securities Lending Collateral - 0.1%
351,106	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.91%(20)	351,106
1,170,352	HSBC US Government Money Market Fund, 2.91%(20)	1,170,352
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
351,106	Invesco Government & Agency Portfolio, Institutional Class, 2.95%(20)		$ 351,106
351,106	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.81%(20)		351,106
			2,223,670
	Total Short-Term Investments (cost $19,876,461)		$ 19,876,461
	Total Investments (cost $2,409,265,298)	119.1%	$ 2,092,635,904
	Other Assets and Liabilities	(19.1)%	(336,212,465)
	Total Net Assets	100.0%	$ 1,756,423,439
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the aggregate value of these securities was $554,753,283, representing 31.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2022, the aggregate value of these securities was $25,150,326, representing 1.4% of net assets.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Represents entire or partial securities on loan.

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2022.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Securities disclosed are principal-only strips.
(13)	Security is a zero-coupon bond.
(14)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of September 30, 2022, the market value of securities pledged was $7,738,837.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2022, the market value of securities pledged was $7,352,328.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of September 30, 2022, the market value of securities pledged was $2,409,750.
(19)	Investment valued using significant unobservable inputs.
(20)	Current yield as of period end.

OTC Swaptions Outstanding at September 30, 2022
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.IG.S38.V1.5Y *	BCLY	85.00%		10/19/2022	USD	(137,310,000)	$ (924,137)	$ (255,396)	$ (668,741)
CDX.NA.IG.S39.V1.5Y *	BOA	105.00%		10/19/2022	USD	(137,310,000)	(249,263)	(302,082)	52,819
							$ (1,173,400)	$ (557,478)	$ (615,922)
Put
CDX.NA.IG.S38.V1.5Y *	BCLY	85.00%		10/19/2022	USD	(137,310,000)	$ (924,137)	$ (403,691)	$ (520,446)
CDX.NA.IG.S39.V1.5Y*	BOA	105.00%		10/19/2022	USD	(137,310,000)	(504,130)	(446,258)	(57,872)
							$ (1,428,267)	$ (849,949)	$ (578,318)
Total Written Option Contracts OTC swaption contracts							$ (2,601,667)	$ (1,407,427)	$ (1,194,240)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at September 30, 2022
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	433	12/15/2022	$ 50,711,440	$ (690,135)
Canadian 10-Year Bond Future	254	12/01/2030	22,725,493	(130,206)
U.S. Treasury 2-Year Note Future	660	12/30/2022	135,557,813	(554,372)
U.S. Treasury 5-Year Note Future	1,127	12/30/2022	121,161,306	(496,502)
U.S. Treasury Ultra Bond Future	115	12/20/2022	15,755,000	(1,099,613)
Total				$ (2,970,828)
Short position contracts:
Euro BUXL 30-Year Bond Future	131	12/08/2022	$ 19,209,840	$ 1,644,972
Euro-BUND Future	136	12/08/2022	18,834,641	896,463
EURO-SCHATZ Future	501	12/08/2022	53,689,665	(160,722)
U.S. Treasury 10-Year Note Future	598	12/20/2022	67,013,375	611,671
U.S. Treasury 10-Year Ultra Bond Future	132	12/20/2022	15,639,937	743,602
U.S. Treasury Long Bond Future	687	12/20/2022	86,841,094	6,585,851
Total				$ 10,321,837
Total futures contracts				$ 7,351,009

48

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

TBA Sale Commitments Outstanding at September 30, 2022
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
GNMA, 4.00%	$ 4,485,000	10/20/2052	$ (4,187,869)	$ 165,910
UMBS, 3.50%	6,665,000	10/13/2052	(5,998,500)	249,243
UMBS, 4.00%	10,285,000	10/13/2052	(9,545,765)	271,849
UMBS, 5.50%	10,750,000	10/15/2052	(10,694,654)	269,086
UMBS, 6.00%	3,300,000	10/13/2052	(3,351,305)	64,711
Total TBA sale commitments (proceeds receivable $34,798,892)			$ (33,778,093)	$ 1,020,799
At September 30, 2022, the aggregate market value of TBA Sale Commitments represents (1.9)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at September 30, 2022
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,218,170	(0.09%)	08/25/2037	Monthly	$ 192,444	$ —	$ 66,891	$ (125,553)
ABX.HE.AAA.07	CSI	USD	2,961,132	(0.09%)	08/25/2037	Monthly	537,876	—	162,589	(375,287)
ABX.HE.PENAAA.06	MSC	USD	266,432	(0.11%)	05/25/2046	Monthly	23,105	—	19,509	(3,596)
ABX.HE.PENAAA.06	JPM	USD	608,245	(0.11%)	05/25/2046	Monthly	52,622	—	44,538	(8,084)
ABX.HE.PENAAA.06	GSC	USD	249,664	(0.11%)	05/25/2046	Monthly	56,908	—	18,281	(38,627)
Total							$ 862,955	$ —	$ 311,808	$ (551,147)
Sell protection:
ABX.HE.AAA.07	MSC	USD	1,218,169	0.09%	08/25/2037	Monthly	$ 8,327	$ —	$ (66,833)	$ (75,160)
ABX.HE.AAA.07	MSC	USD	2,961,130	0.09%	08/25/2037	Monthly	20,399	—	(162,458)	(182,857)
ABX.HE.PENAAA.06	BCLY	USD	1,124,346	0.11%	05/25/2046	Monthly	—	(25,263)	(82,318)	(57,055)
Total							$ 28,726	$ (25,263)	$ (311,609)	$ (315,072)
Total OTC credit default swap contracts							$ 891,681	$ (25,263)	$ 199	$ (866,219)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2022
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.38.V1	USD	13,865,000	(1.00%)	12/20/2027	Quarterly	$ 1,180,926	$ 1,359,047	$ 178,121
Sell protection:
CDX.NA.HY.39.V1	USD	12,815,000	5.00%	12/20/2027	Quarterly	$ (562,974)	$ (512,496)	$ 50,478
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	8,098,000	(1.00%)	06/20/2027	Quarterly	$ 423,967	$ 602,784	$ 178,817
Total						$ 423,967	$ 602,784	$ 178,817
Total centrally cleared credit default swap contracts						$ 1,041,919	$ 1,449,335	$ 407,416

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at September 30, 2022
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
290,000	EUR	283,825	USD	BOA	10/31/2022	$ 996
160,000	EUR	161,858	USD	UBS	12/21/2022	(4,004)
430,000	EUR	430,778	USD	MSC	12/21/2022	(6,544)
49

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Foreign Currency Contracts Outstanding at September 30, 2022 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,199,000	EUR	1,209,079	USD	WEST	12/21/2022	$ (26,156)
4,172,000	EUR	4,157,274	USD	CBK	12/21/2022	(41,215)
7,630,785	USD	40,740,000	BRL	BOA	12/21/2022	218,654
2,559,931	USD	2,650,704	EUR	TDB	10/31/2022	(43,435)
42,170,075	USD	41,889,000	EUR	DEUT	12/21/2022	842,755
13,967,443	USD	286,070,000	MXN	CBK	12/21/2022	(26,764)
Total foreign currency contracts						$ 914,287
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 441,904,440	$ —	$ 441,904,440	$ —
Corporate Bonds	522,736,802	—	522,736,802	—
Foreign Government Obligations	77,640,438	—	77,640,438	—
Municipal Bonds	23,754,495	—	23,754,495	—
Senior Floating Rate Interests	2,404,126	—	2,404,126	—
U.S. Government Agencies	710,111,003	—	710,111,003	—
U.S. Government Securities	292,302,629	—	292,302,629	—
Common Stocks
Energy	234,768	—	81,208	153,560
Preferred Stocks	1,670,290	1,670,290	—	—
Warrants	452	—	—	452
Short-Term Investments	19,876,461	2,223,670	17,652,791	—
Foreign Currency Contracts(2)	1,065,762	—	1,065,762	—
Futures Contracts(2)	10,482,559	10,482,559	—	—
Swaps - Credit Default(2)	407,416	—	407,416	—
Total	$ 2,104,591,641	$ 14,376,519	$ 2,090,061,110	$ 154,012
Liabilities
Foreign Currency Contracts(2)	$ (151,475)	$ —	$ (151,475)	$ —
Futures Contracts(2)	(3,131,550)	(3,131,550)	—	—
Swaps - Credit Default(2)	(866,219)	—	(866,219)	—
TBA Sale Commitments	(33,778,093)	—	(33,778,093)	—
Written Options	(2,601,667)	—	(2,601,667)	—
Total	$ (40,529,004)	$ (3,131,550)	$ (37,397,454)	$ —

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.
50

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 28.9%
	Asset-Backed - Automobile - 18.2%
	American Credit Acceptance Receivables Trust
$ 29,416	0.33%, 06/13/2025(1)	$ 29,382
798,702	0.45%, 09/15/2025(1)	793,227
1,463,415	0.99%, 12/15/2025(1)	1,440,876
227,194	2.19%, 03/13/2026(1)	227,037
1,611,659	2.66%, 02/13/2026(1)	1,594,056
459,612	4.12%, 02/13/2026(1)	458,301
	AmeriCredit Automobile Receivables Trust
201,246	0.26%, 11/18/2024	200,461
2,569,298	0.37%, 08/18/2025	2,526,091
	ARI Fleet Lease Trust
2,485,929	0.37%, 03/15/2030(1)	2,437,213
16,216	1.77%, 08/15/2028(1)	16,208
217,812	Avid Automobile Receivables Trust 0.61%, 01/15/2025(1)	216,339
750,000	BMW Vehicle Owner Trust 2.52%, 12/26/2024	741,764
2,650,000	Canadian Pacer Auto Receivables Trust 3.16%, 10/21/2024(1)	2,634,630
2,285,000	Capital One Prime Auto Receivables Trust 2.71%, 06/16/2025	2,255,297
	CarMax Auto Owner Trust
546,652	0.29%, 09/16/2024	543,220
248,459	2.18%, 08/15/2024	247,319
665,000	2.81%, 05/15/2025	660,124
	Carvana Auto Receivables Trust
172,236	0.30%, 07/10/2024	172,096
118,319	0.32%, 03/10/2028	116,502
471,207	0.35%, 06/12/2028	460,520
692,098	0.38%, 01/10/2025	685,087
1,150,000	0.49%, 03/10/2026	1,113,739
559,487	0.70%, 01/10/2028	529,721
904,330	0.82%, 04/10/2025	894,246
845,007	0.83%, 09/11/2028	821,746
3,301,940	3.33%, 07/10/2025	3,276,243
885,000	4.42%, 12/10/2025	882,158
	Chesapeake Funding LLC
549,337	0.87%, 08/15/2032(1)	543,184
266,771	1.95%, 09/15/2031(1)	266,572
95,828	2.94%, 04/15/2031(1)	95,797
772,587	3.05%, 04/15/2033, 1 mo. USD LIBOR + 0.230%(1)(2)	766,945
21,726	3.39%, 01/15/2031(1)	21,729
564,682	CIG Auto Receivables Trust 0.69%, 04/14/2025(1)	556,915
	CPS Auto Receivables Trust
44,433	0.33%, 07/15/2024(1)	44,370
21,981	0.37%, 03/17/2025(1)	21,951
1,459,397	0.61%, 10/15/2025(1)	1,440,065
779,598	0.98%, 04/16/2029(1)	765,181
1,418,260	2.88%, 06/15/2026(1)	1,393,951
1,000,000	2.90%, 12/15/2025(1)	992,096
985,401	4.18%, 04/15/2030(1)	981,838
	Credit Acceptance Auto Loan Trust
985,000	1.00%, 05/15/2030(1)	931,650
2,627,467	1.37%, 07/16/2029(1)	2,592,957
	Drive Auto Receivables Trust
561,078	0.35%, 03/17/2025	560,483
1,465,000	0.79%, 10/15/2025	1,447,198
	DT Auto Owner Trust
1,832,469	0.33%, 04/15/2025(1)	1,811,493
130,706	0.35%, 01/15/2025(1)	130,507
386,976	0.41%, 03/17/2025(1)	384,612
1,062,574	0.56%, 09/15/2025(1)	1,041,673
953,404	0.91%, 12/16/2024(1)	947,717
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 28.9% - (continued)
	Asset-Backed - Automobile - 18.2% - (continued)
$ 545,068	2.29%, 11/17/2025(1)	$ 542,286
1,622,969	2.88%, 06/15/2026(1)	1,597,193
	Enterprise Fleet Financing LLC
1,031,646	0.48%, 05/20/2027(1)	982,721
844,516	1.78%, 12/22/2025(1)	838,536
455,484	2.06%, 05/20/2025(1)	454,523
125,665	2.29%, 02/20/2025(1)	125,485
445,000	4.38%, 07/20/2029(1)	439,993
418,459	Enterprise Fleet Funding LLC 0.44%, 12/21/2026(1)	404,787
	Exeter Automobile Receivables Trust
404,000	0.35%, 02/18/2025	402,813
974,423	1.15%, 06/17/2024	971,695
1,417,604	2.19%, 11/17/2025	1,412,162
715,000	3.99%, 08/15/2024	714,108
701,151	FHF Trust 0.83%, 12/15/2026(1)	666,092
	First Investors Auto Owner Trust
1,163,449	0.45%, 03/16/2026(1)	1,147,140
1,701,133	0.48%, 03/15/2027(1)	1,651,809
2,442,001	2.03%, 01/15/2027(1)	2,386,440
	Flagship Credit Auto Trust
446,602	0.31%, 06/16/2025(1)	443,028
1,106,288	0.36%, 07/15/2027(1)	1,076,136
1,023,419	0.37%, 12/15/2026(1)	1,007,243
376,634	0.53%, 04/15/2025(1)	375,400
31,936	0.70%, 04/15/2025(1)	31,839
1,919,410	0.81%, 07/17/2026(1)	1,862,763
3,400,000	3.28%, 08/15/2025(1)	3,374,884
805,000	4.06%, 10/15/2025(1)	798,767
618,429	Ford Credit Auto Lease Trust 2.78%, 10/15/2024	612,963
	Ford Credit Auto Owner Trust
1,445,000	3.44%, 02/15/2025	1,433,975
845,000	4.52%, 04/15/2025	845,317
	Foursight Capital Automobile Receivables Trust
290,478	0.40%, 04/15/2025(1)	289,023
423,303	1.15%, 09/15/2025(1)	414,313
3,025,000	4.49%, 03/16/2026(1)	3,000,348
	GLS Auto Receivables Issuer Trust
105,939	0.31%, 11/15/2024(1)	105,706
977,403	0.42%, 01/15/2025(1)	967,837
1,632,705	0.84%, 07/15/2025(1)	1,606,901
1,930,000	3.55%, 01/15/2026(1)	1,910,730
1,225,000	4.59%, 05/15/2026(1)	1,221,191
	GM Financial Automobile Leasing Trust
2,077,176	0.26%, 02/20/2024	2,057,631
62,826	0.45%, 08/21/2023	62,706
1,065,000	2.93%, 10/21/2024	1,054,109
162,992	GM Financial Consumer Automobile Receivables Trust 0.27%, 06/17/2024	162,563
1,620,874	Hyundai Auto Lease Securitization Trust 0.81%, 04/15/2024(1)	1,591,046
109,375	Hyundai Auto Receivables Trust 0.23%, 02/15/2024	109,145
740,809	Mercedes-Benz Auto Lease Trust 0.22%, 01/16/2024	735,768
810,000	Nissan Auto Receivables Owner Trust 4.50%, 08/15/2025	809,189
	Santander Drive Auto Receivables Trust
291,525	0.33%, 03/17/2025	290,896
1,610,370	1.36%, 12/16/2024	1,603,546
3,380,912	2.76%, 03/17/2025	3,366,212
805,000	3.98%, 01/15/2025	800,106
	Santander Retail Auto Lease Trust
555,245	0.31%, 01/22/2024(1)	551,793

51

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 28.9% - (continued)
	Asset-Backed - Automobile - 18.2% - (continued)
$ 597,508	0.32%, 02/20/2024(1)	$ 594,438
53,966	0.42%, 11/20/2023(1)	53,894
900,263	0.97%, 03/20/2025(1)	877,063
	Tesla Auto Lease Trust
778,441	0.36%, 03/20/2025(1)	768,095
1,150,380	0.36%, 09/22/2025(1)	1,121,619
946,418	Toyota Lease Owner Trust 0.25%, 03/20/2024(1)	936,275
	Tricolor Auto Securitization Trust
238,579	0.74%, 04/15/2024(1)	237,733
724,385	3.30%, 02/18/2025(1)	714,974
566,112	United Auto Credit Securitization Trust 1.11%, 07/10/2024(1)	561,709
	Westlake Automobile Receivables Trust
720,565	0.32%, 04/15/2025(1)	712,411
716,800	0.39%, 10/15/2024(1)	712,666
80,773	0.56%, 05/15/2024(1)	80,643
1,875,241	0.57%, 09/16/2024(1)	1,857,828
3,575,000	0.95%, 06/16/2025(1)	3,465,620
2,675,000	3.36%, 08/15/2025(1)	2,645,586
255,988	Wheels SPV 2 LLC 0.51%, 08/20/2029(1)	252,641
1,760,000	World Omni Auto Receivables Trust 2.77%, 10/15/2025	1,736,492
948,549	World Omni Automobile Lease Securitization Trust 0.21%, 04/15/2024	940,985
3,500,000	World Omni Select Auto Trust 0.53%, 03/15/2027	3,377,459
		114,671,475
	Asset-Backed - Finance & Insurance - 2.6%
466,083	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	449,442
556,473	Credit Acceptance Auto Loan Trust 2.01%, 02/15/2029(1)	555,732
	DLL LLC
725,987	0.35%, 09/20/2024(1)	712,330
1,284,867	0.36%, 05/17/2024(1)	1,271,463
1,398,278	0.60%, 03/20/2024(1)	1,377,540
1,505,000	2.79%, 01/22/2024(1)	1,488,082
1,024,588	Donlen Fleet Lease Funding LLC 0.56%, 12/11/2034(1)	989,761
70,556	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(3)	66,891
402,506	FCI Funding LLC 1.13%, 04/15/2033(1)	391,189
1,460,000	HPEFS Equipment Trust 3.15%, 09/20/2029(1)	1,429,493
	Kubota Credit Owner Trust
836,576	0.26%, 06/17/2024(1)	823,869
725,285	0.31%, 04/15/2024(1)	717,096
	MMAF Equipment Finance LLC
677,058	0.30%, 04/15/2024(1)	674,045
56,037	0.38%, 08/14/2023(1)	55,895
1,127,749	2.01%, 12/12/2024(1)	1,109,376
137,153	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	129,119
	Verizon Owner Trust
4,000,000	0.41%, 04/21/2025	3,919,057
16,513	2.33%, 12/20/2023	16,499
48,602	Volvo Financial Equipment LLC 2.04%, 11/15/2023(1)	48,560
		16,225,439
	Other Asset-Backed Securities - 4.4%
1,466,150	Affirm Asset Securitization Trust 4.55%, 06/15/2027(1)	1,438,004
	Amur Equipment Finance Receivables LLC
982,119	0.75%, 11/20/2026(1)	944,108
730,000	5.30%, 06/21/2028(1)	725,587
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 28.9% - (continued)
	Other Asset-Backed Securities - 4.4% - (continued)
$ 854,886	Atalaya Equipment Leasing Trust 1.23%, 05/15/2026(1)	$ 830,399
	BHG Securitization Trust
2,142,322	1.71%, 02/20/2035(1)	2,005,399
580,000	5.32%, 10/17/2035(1)	578,493
	CCG Receivables Trust
528,881	0.30%, 06/14/2027(1)	511,551
1,018,079	0.54%, 03/14/2029(1)	969,750
3,375,000	3.91%, 07/16/2029(1)	3,335,161
472,855	CNH Equipment Trust 0.22%, 08/15/2024	469,503
455,101	Crossroads Asset Trust 0.82%, 03/20/2024(1)	450,355
	Dell Equipment Finance Trust
230,914	0.33%, 05/22/2026(1)	229,647
473,007	0.33%, 12/22/2026(1)	466,392
710,641	Dext Asset-Backed Securities LLC 1.12%, 02/15/2028(1)	680,078
172,937	FREED Asset-Backed Securities Trust 0.94%, 03/19/2029(1)	171,227
	GreatAmerica Leasing Receivables Funding LLC
637,924	0.27%, 06/15/2023(1)	635,913
1,377,347	0.38%, 03/15/2024(1)	1,349,002
	HPEFS Equipment Trust
158,539	0.27%, 03/20/2031(1)	158,056
583,871	0.30%, 09/20/2028(1)	579,381
1,400,000	1.02%, 05/21/2029(1)	1,373,296
	Marlette Funding Trust
140,791	0.51%, 09/15/2031(1)	140,037
1,858,302	1.36%, 04/15/2032(1)	1,816,706
521,572	4.25%, 08/15/2032(1)	515,977
886,000	5.18%, 11/15/2032(1)	883,563
1,268,699	Marlin Leasing Receivables LLC 3.37%, 07/20/2023(1)	1,263,632
	New York City, NY Tax Lien
2,352,030	2.10%, 11/10/2034(1)	2,252,954
99,584	2.19%, 11/10/2032(1)	97,301
	SCF Equipment Leasing
319,329	0.42%, 08/20/2026(1)	318,725
2,487,983	2.06%, 02/22/2028(1)	2,410,198
231,769	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	225,809
		27,826,204
	Whole Loan Collateral CMO - 3.7%
697,425	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	645,025
	Angel Oak Mortgage Trust LLC
55,927	2.99%, 07/26/2049(1)(3)	55,529
93,614	3.92%, 11/25/2048(1)(3)	93,031
	BRAVO Residential Funding Trust
433,829	0.94%, 02/25/2049(1)(3)	391,203
576,628	0.97%, 03/25/2060(1)(3)	554,040
1,436,353	1.70%, 04/25/2060(1)(3)	1,296,193
332,934	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	321,220
487,620	Cascade Funding Mortgage Trust 3.17%, 07/25/2054(1)(3)	477,147
	COLT Mortgage Loan Trust
1,809,215	1.11%, 10/25/2066(1)(3)	1,488,104
501,950	1.33%, 10/26/2065(1)(3)	455,564
2,207,510	1.40%, 10/25/2066(1)(3)	1,826,182
138,000	1.51%, 04/27/2065(1)(3)	130,439
1,289,227	1.73%, 11/26/2066(1)(3)	1,127,481
1,490,846	CSMC Trust 2.57%, 07/25/2049(1)(4)	1,382,845

52

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 28.9% - (continued)
	Whole Loan Collateral CMO - 3.7% - (continued)
$ 483,230	Ellington Financial Mortgage Trust 0.93%, 06/25/2066(1)(3)	$ 402,494
	GCAT Trust
3,107,771	1.26%, 07/25/2066(1)(3)	2,602,904
764,824	1.92%, 08/25/2066(1)(3)	681,108
	MFA Trust
380,618	1.01%, 01/26/2065(1)(3)	348,287
620,361	1.03%, 11/25/2064(1)(3)	503,375
	New Residential Mortgage Loan Trust
1,617,238	1.16%, 11/27/2056(1)(3)	1,382,443
521,455	4.00%, 08/27/2057(1)(3)	492,622
42,820	OBX Trust 3.73%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	41,478
2,022,790	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,772,172
	Starwood Mortgage Residential Trust
347,925	0.94%, 05/25/2065(1)(3)	323,022
43,523	2.28%, 02/25/2050(1)(3)	43,250
	Towd Point Mortgage Trust
1,172,805	2.16%, 01/25/2052(1)(3)	1,150,214
587,023	2.75%, 06/25/2057(1)(3)	562,770
276,426	3.68%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	273,378
1,257,349	3.75%, 03/25/2058(1)(3)	1,235,189
	Verus Securitization Trust
1,314,904	1.63%, 10/25/2066(1)(3)	1,098,826
184,122	2.64%, 11/25/2059(1)(4)	179,142
330,143	2.69%, 11/25/2059(1)(3)	317,425
		23,654,102
	Total Asset & Commercial Mortgage-Backed Securities (cost $187,721,398)	$ 182,377,220
CORPORATE BONDS - 36.4%
	Agriculture - 0.4%
	Cargill, Inc.
675,000	1.38%, 07/23/2023(1)	$ 657,458
1,700,000	3.50%, 04/22/2025(1)(5)	1,639,160
		2,296,618
	Auto Manufacturers - 2.1%
2,050,000	American Honda Finance Corp. 0.40%, 10/21/2022(5)	2,046,812
1,500,000	General Motors Financial Co., Inc. 2.94%, 10/15/2024, 3 mo. USD SOFR + 0.620%(2)	1,455,252
485,000	PACCAR Financial Corp. 0.80%, 06/08/2023	473,573
	Toyota Motor Credit Corp.
1,650,000	0.35%, 10/14/2022	1,648,351
1,500,000	2.48%, 04/06/2023, 3 mo. USD SOFR + 0.320%(2)	1,496,426
2,000,000	2.55%, 01/11/2024, 3 mo. USD SOFR + 0.330%(2)	1,987,881
2,000,000	3.31%, 06/13/2023, 1 mo. USD SOFR + 0.350%(2)	1,996,125
	Volkswagen Group of America Finance LLC
1,600,000	0.75%, 11/23/2022(1)	1,592,553
750,000	3.13%, 05/12/2023(1)	741,622
		13,438,595
	Beverages - 0.9%
2,275,000	Coca-Cola European Partners plc 0.50%, 05/05/2023(1)	2,216,260
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Beverages - 0.9% - (continued)
$ 1,725,000	Constellation Brands, Inc. 3.60%, 05/09/2024	$ 1,688,871
1,750,000	JDE Peet's N.V. 0.80%, 09/24/2024(1)	1,601,963
		5,507,094
	Biotechnology - 0.3%
2,250,000	Royalty Pharma plc 0.75%, 09/02/2023	2,154,553
	Chemicals - 0.3%
1,914,000	PPG Industries, Inc. 3.20%, 03/15/2023	1,900,337
	Commercial Banks - 15.4%
1,750,000	ANZ New Zealand Int'l Ltd. 3.31%, 02/18/2025, 3 mo. USD SOFR + 0.600%(1)(2)	1,734,845
1,400,000	Banco Santander S.A. 3.89%, 05/24/2024	1,363,070
	Bank of America Corp.
1,250,000	0.81%, 10/24/2024, (0.81% fixed rate until 10/24/2023; 6 mo. USD SOFR + 0.740% thereafter)(6)	1,188,684
1,525,000	3.16%, 04/22/2025, 3 mo. USD SOFR + 0.690%(2)	1,499,854
1,700,000	3.27%, 02/04/2025, 3 mo. USD SOFR + 0.660%(2)	1,670,746
1,875,000	3.34%, 05/28/2024, 3 mo. USD BSBY + 0.430%(2)	1,837,594
1,025,000	3.84%, 04/25/2025, (3.84% fixed rate until 04/25/2024; 6 mo. USD SOFR + 1.110% thereafter)(6)	996,334
	Bank of Montreal
2,200,000	0.40%, 09/15/2023(5)	2,106,962
2,200,000	3.17%, 09/15/2023, 3 mo. USD SOFR + 0.265%(2)	2,182,470
750,000	Bank of New York Mellon Corp. 2.73%, 04/26/2024, 3 mo. USD SOFR + 0.260%(2)	746,144
	Bank of Nova Scotia
1,400,000	2.44%, 03/11/2024(5)	1,352,877
3,675,000	2.92%, 07/31/2024, 3 mo. USD SOFR + 0.380%(2)	3,624,962
1,000,000	Banque Federative du Credit Mutuel S.A. 4.52%, 07/13/2025(1)	972,379
900,000	Canadian Imperial Bank of Commerce 3.75%, 03/17/2023, 3 mo. USD SOFR + 0.800%(2)	899,892
1,400,000	Citigroup, Inc. 3.14%, 01/25/2026, 3 mo. USD SOFR + 0.694%(2)	1,364,673
1,025,000	Citizens Bank NA 4.12%, 05/23/2025, (4.12% fixed rate until 05/23/2024; 6 mo. USD SOFR + 1.395% thereafter)(6)	1,005,398
	Cooperatieve Rabobank UA
1,550,000	2.54%, 01/12/2024, 3 mo. USD SOFR + 0.300%(2)	1,542,184
2,500,000	3.49%, 06/28/2023, 1 mo. USD SOFR + 0.530%(2)	2,501,613
3,300,000	Credit Agricole S.A. 3.75%, 04/24/2023(1)	3,275,772
	Credit Suisse AG
3,675,000	3.00%, 08/09/2023, 3 mo. USD SOFR + 0.380%(2)	3,645,030
750,000	4.75%, 08/09/2024	730,897
2,525,000	Deutsche Bank AG 3.11%, 11/08/2023, 3 mo. USD SOFR + 0.500%(2)	2,498,538
1,350,000	DNB Bank ASA 2.97%, 03/28/2025, (2.97% fixed rate until 03/28/2024; 6 mo. USD SOFR + 0.810% thereafter)(1)(6)	1,302,416
750,000	Fifth Third Bancorp 1.63%, 05/05/2023	736,714
705,000	Fifth Third Bank NA 1.80%, 01/30/2023	698,311

53

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Commercial Banks - 15.4% - (continued)
	Goldman Sachs Group, Inc.
$ 1,765,000	0.63%, 11/17/2023, (0.63% fixed rate until 11/17/2022; 6 mo. USD SOFR + 0.538% thereafter)(6)	$ 1,754,354
1,425,000	1.22%, 12/06/2023	1,366,480
1,500,000	3.37%, 09/10/2024, 3 mo. USD SOFR + 0.500%(2)	1,478,567
1,425,000	HSBC Holdings plc 3.28%, 11/22/2024, 3 mo. USD SOFR + 0.580%(2)	1,382,259
1,025,000	HSBC USA, Inc. 3.75%, 05/24/2024	1,004,860
1,175,000	Huntington National Bank 4.01%, 05/16/2025, (4.01% fixed rate until 05/16/2024; 6 mo. USD SOFR + 1.205% thereafter)(6)	1,151,003
	JP Morgan Chase & Co.
2,000,000	3.33%, 06/01/2025, 3 mo. USD SOFR + 0.535%(2)	1,962,364
1,900,000	3.49%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)	1,886,377
1,350,000	3.85%, 06/14/2025, (3.85% fixed rate until 06/14/2024; 6 mo. USD SOFR + 0.980% thereafter)(6)	1,311,828
	KeyBank NA
1,350,000	1.25%, 03/10/2023	1,331,572
2,000,000	2.46%, 01/03/2024, 3 mo. USD SOFR + 0.340%(2)	1,987,588
1,250,000	3.22%, 06/14/2024, 3 mo. USD SOFR + 0.320%(2)	1,238,742
1,150,000	Macquarie Bank Ltd. 0.44%, 12/16/2022(1)	1,140,949
1,500,000	Macquarie Group Ltd. 3.02%, 10/14/2025, 3 mo. USD SOFR + 0.710%(1)(2)	1,464,571
1,100,000	Mizuho Financial Group, Inc. 3.63%, 05/25/2024, 3 mo. USD LIBOR + 0.630%(2)	1,089,314
	Morgan Stanley
1,125,000	0.73%, 04/05/2024, (0.73% fixed rate until 04/05/2023; 6 mo. USD SOFR + 0.616% thereafter)(6)	1,097,925
750,000	3.13%, 01/24/2025, 3 mo. USD SOFR + 0.625%(2)	736,135
1,350,000	3.62%, 04/17/2025, (3.62% fixed rate until 04/17/2024; 6 mo. USD SOFR + 1.160% thereafter)(6)	1,310,353
1,025,000	4.88%, 11/01/2022	1,025,195
	National Australia Bank Ltd.
675,000	1.88%, 12/13/2022	672,341
1,400,000	2.62%, 01/12/2025, 3 mo. USD SOFR + 0.380%(1)(2)	1,384,189
3,725,000	National Bank of Canada 3.09%, 08/06/2024, 3 mo. USD SOFR + 0.490%(2)	3,674,981
1,290,000	NatWest Markets plc 3.18%, 08/12/2024, 3 mo. USD SOFR + 0.530%(1)(2)	1,263,208
875,000	Nordea Bank Abp 1.00%, 06/09/2023(1)	851,558
1,325,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	1,305,985
	Royal Bank of Canada
1,475,000	2.54%, 10/07/2024, 3 mo. USD SOFR + 0.340%(2)	1,452,002
1,925,000	2.67%, 01/19/2024, 3 mo. USD SOFR + 0.300%(2)	1,910,086
1,350,000	Societe Generale S.A. 4.35%, 06/13/2025(1)(5)	1,313,535
2,200,000	Sumitomo Mitsui Trust Bank Ltd. 3.35%, 09/16/2024, 3 mo. USD SOFR + 0.440%(1)(2)	2,180,055
	Toronto-Dominion Bank
1,000,000	2.35%, 03/08/2024	964,991
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Commercial Banks - 15.4% - (continued)
$ 2,700,000	2.40%, 01/06/2023, 3 mo. USD SOFR + 0.240%(2)	$ 2,697,219
675,000	2.99%, 01/27/2023, 3 mo. USD SOFR + 0.480%(2)	674,857
2,200,000	3.22%, 09/10/2024, 3 mo. USD SOFR + 0.350%(2)	2,164,873
750,000	3.42%, 09/28/2023, 3 mo. USD SOFR + 0.450%(2)	748,169
1,500,000	Truist Financial Corp. 3.26%, 06/09/2025, 3 mo. USD SOFR + 0.400%(2)	1,469,322
	UBS AG
1,400,000	2.76%, 01/13/2025, 3 mo. USD SOFR + 0.470%(1)(2)	1,383,975
2,200,000	3.07%, 08/09/2024, 3 mo. USD SOFR + 0.450%(1)(2)	2,186,076
1,875,000	3.12%, 06/01/2023, 3 mo. USD SOFR + 0.320%(1)(2)	1,871,676
		97,367,893
	Construction Materials - 0.2%
1,030,000	Martin Marietta Materials, Inc. 0.65%, 07/15/2023	994,475
	Diversified Financial Services - 0.9%
785,000	AIG Global Funding 0.80%, 07/07/2023(1)	760,948
	American Express Co.
2,050,000	3.38%, 05/03/2024	1,999,387
1,300,000	3.95%, 08/01/2025	1,259,092
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.160% thereafter)(6)	953,350
805,000	Nasdaq, Inc. 0.45%, 12/21/2022	797,022
		5,769,799
	Electric - 3.3%
445,000	Consumers Energy Co. 0.35%, 06/01/2023	431,953
2,400,000	DTE Energy Co. 0.55%, 11/01/2022	2,392,800
825,000	Duke Energy Corp. 3.12%, 06/10/2023, 3 mo. USD SOFR + 0.250%(2)	820,631
1,350,000	Eversource Energy 4.20%, 06/27/2024	1,331,587
2,275,000	Florida Power & Light Co. 2.89%, 05/10/2023, 3 mo. USD SOFR + 0.250%(2)	2,268,056
1,520,000	Mississippi Power Co. 3.27%, 06/28/2024, 3 mo. USD SOFR + 0.300%(2)	1,489,352
1,400,000	National Rural Utilities Cooperative Finance Corp. 3.00%, 08/07/2023, 3 mo. USD SOFR + 0.400%(2)(5)	1,396,785
	NextEra Energy Capital Holdings, Inc.
2,675,000	3.25%, 02/22/2023, 3 mo. USD LIBOR + 0.270%(2)(5)	2,667,241
1,085,000	3.34%, 03/01/2023, 3 mo. USD SOFR + 0.540%(2)	1,083,605
1,500,000	4.26%, 09/01/2024	1,478,843
780,000	Oklahoma Gas and Electric Co. 0.55%, 05/26/2023	758,160
1,400,000	Pacific Gas and Electric Co. 3.25%, 02/16/2024	1,351,386
2,115,000	PPL Electric Utilities Corp. 3.30%, 06/24/2024, 3 mo. USD SOFR + 0.330%(2)	2,085,788
1,500,000	Southern California Edison Co. 3.28%, 12/02/2022, 3 mo. USD SOFR + 0.470%(2)	1,498,782
		21,054,969
	Entertainment - 0.5%
3,035,000	Magallanes, Inc. 3.43%, 03/15/2024(1)	2,933,038

54

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Food - 0.4%
$ 1,475,000	Conagra Brands, Inc. 0.50%, 08/11/2023	$ 1,420,867
1,155,000	Mondelez International, Inc. 2.13%, 03/17/2024	1,109,322
		2,530,189
	Gas - 0.5%
1,826,000	CenterPoint Energy, Inc. 3.60%, 03/02/2023, 3 mo. USD LIBOR + 0.500%(2)	1,821,755
1,275,000	EQT Corp. 5.68%, 10/01/2025	1,268,440
		3,090,195
	Healthcare - Products - 0.7%
2,600,000	PerkinElmer, Inc. 0.55%, 09/15/2023	2,487,203
1,215,000	Stryker Corp. 0.60%, 12/01/2023	1,157,129
680,000	Thermo Fisher Scientific, Inc. 2.87%, 10/18/2024, 3 mo. USD SOFR + 0.530%(2)	672,575
		4,316,907
	Healthcare - Services - 0.6%
1,580,000	CommonSpirit Health 2.76%, 10/01/2024	1,504,350
1,945,000	Humana, Inc. 0.65%, 08/03/2023	1,878,073
820,000	UnitedHealth Group, Inc. 0.55%, 05/15/2024	767,963
		4,150,386
	Insurance - 4.5%
	Athene Global Funding
3,500,000	3.26%, 08/19/2024, 3 mo. USD SOFR + 0.560%(1)(2)	3,405,532
2,620,000	3.44%, 05/24/2024, 3 mo. USD SOFR + 0.700%(1)(2)	2,570,802
	Brighthouse Financial Global Funding
1,500,000	1.20%, 12/15/2023(1)	1,430,910
1,625,000	3.00%, 04/12/2024, 3 mo. USD SOFR + 0.760%(1)(2)	1,609,510
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025(1)	669,649
2,650,000	Equitable Financial Life Global Funding 2.59%, 04/06/2023, 3 mo. USD SOFR + 0.390%(1)(2)	2,645,844
1,425,000	Jackson Financial, Inc. 1.13%, 11/22/2023	1,362,529
	MassMutual Global Funding II
848,000	0.85%, 06/09/2023(1)	826,245
1,550,000	2.60%, 04/12/2024, 3 mo. USD SOFR + 0.360%(1)(2)	1,538,623
4,500,000	Metropolitan Life Global Funding I 3.00%, 01/10/2023(1)	4,483,576
	New York Life Global Funding
875,000	1.10%, 05/05/2023(1)(5)	859,396
1,350,000	3.15%, 06/06/2024(1)	1,314,684
650,000	Pacific Life Global Funding II 0.50%, 09/23/2023(1)	622,823
	Principal Life Global Funding
645,000	2.69%, 04/12/2024, 3 mo. USD SOFR + 0.450%(1)(2)	642,263
2,500,000	3.13%, 08/23/2024, 3 mo. USD SOFR + 0.380%(1)(2)	2,476,475
	Protective Life Global Funding
420,000	1.08%, 06/09/2023(1)(5)	409,542
1,375,000	3.22%, 03/28/2025(1)	1,305,274
		28,173,677
	IT Services - 0.1%
875,000	Apple, Inc. 0.75%, 05/11/2023	857,271
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Machinery-Construction & Mining - 0.3%
	Caterpillar Financial Services Corp.
$ 1,100,000	3.14%, 09/13/2024, 3 mo. USD SOFR + 0.270%(2)	$ 1,088,967
1,025,000	3.40%, 05/13/2025	991,325
		2,080,292
	Miscellaneous Manufacturing - 0.3%
645,000	Carlisle Cos., Inc. 0.55%, 09/01/2023	619,038
1,090,000	Siemens Financieringsmaatschappij N.V. 0.40%, 03/11/2023(1)	1,071,973
		1,691,011
	Oil & Gas - 0.6%
2,425,000	ConocoPhillips Co. 2.13%, 03/08/2024	2,341,622
1,300,000	Pioneer Natural Resources Co. 0.55%, 05/15/2023	1,268,488
		3,610,110
	Pharmaceuticals - 1.2%
748,000	AmerisourceBergen Corp. 0.74%, 03/15/2023	735,928
3,000,000	AstraZeneca plc 0.30%, 05/26/2023	2,921,308
1,323,000	Bristol-Myers Squibb Co. 3.25%, 02/20/2023	1,317,886
2,540,000	GSK Consumer Healthcare Co. 3.02%, 03/24/2024(1)	2,457,673
		7,432,795
	Pipelines - 0.5%
2,100,000	Enbridge, Inc. 3.30%, 02/16/2024, 3 mo. USD SOFR + 0.630%(2)	2,077,616
1,015,000	Southern Natural Gas Co. LLC 0.63%, 04/28/2023(1)	987,160
		3,064,776
	Real Estate Investment Trusts - 0.5%
1,220,000	Public Storage 2.92%, 04/23/2024, 3 mo. USD SOFR + 0.470%(2)	1,213,979
2,100,000	Simon Property Group L.P. 2.65%, 01/11/2024, 3 mo. USD SOFR + 0.430%(2)	2,083,215
		3,297,194
	Retail - 0.5%
1,620,000	7-Eleven, Inc. 0.63%, 02/10/2023(1)	1,596,746
	Home Depot, Inc.
435,000	2.70%, 04/15/2025	414,992
180,000	4.00%, 09/15/2025	177,166
1,290,000	Starbucks Corp. 3.07%, 02/14/2024, 3 mo. USD SOFR + 0.420%(2)	1,282,297
		3,471,201
	Semiconductors - 0.7%
1,120,000	Analog Devices, Inc. 3.22%, 10/01/2024, 3 mo. USD SOFR + 0.250%(2)	1,101,237
1,035,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	954,076
2,285,000	Skyworks Solutions, Inc. 0.90%, 06/01/2023	2,216,850
		4,272,163
	Software - 0.2%
1,525,000	Fidelity National Information Services, Inc. 0.38%, 03/01/2023	1,499,502
	Telecommunications - 0.5%
1,000,000	AT&T, Inc. 3.61%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	994,028

55

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Telecommunications - 0.5% - (continued)
	NTT Finance Corp.
$ 1,525,000	0.37%, 03/03/2023(1)	$ 1,500,497
455,000	4.14%, 07/26/2024(1)	448,891
		2,943,416
	Total Corporate Bonds (cost $234,225,778)	$ 229,898,456
MUNICIPAL BONDS - 0.2%
	Utilities - 0.2%
1,085,000	Long Island, NY, Power Auth, Rev 0.36%, 03/01/2023	$ 1,067,238
	Total Municipal Bonds (cost $1,085,000)	$ 1,067,238
U.S. GOVERNMENT AGENCIES - 0.5%
	Mortgage-Backed Agencies - 0.5%
	FHLMC - 0.3%
949,735	1.00%, 05/15/2041	$ 873,751
586,747	1.75%, 04/15/2027	567,222
121,475	3.00%, 05/15/2043	119,263
9,916	3.50%, 05/15/2042	9,905
130,368	3.50%, 11/15/2042	129,444
26,589	3.50%, 05/15/2044	26,516
		1,726,101
	FNMA - 0.1%
543,745	1.75%, 09/25/2041	504,207
36,718	3.00%, 07/25/2041	36,621
56,090	3.00%, 08/25/2041	55,913
		596,741
	GNMA - 0.1%
251,046	1.70%, 10/20/2045	248,030
464,767	2.50%, 09/20/2046	442,172
		690,202
	Total U.S. Government Agencies (cost $3,215,072)	$ 3,013,044
U.S. GOVERNMENT SECURITIES - 6.2%
	U.S. Treasury Securities - 6.2%
	U.S. Treasury Notes - 6.2%
7,250,000	0.13%, 01/31/2023	$ 7,166,055
13,050,000	2.38%, 02/29/2024	12,707,437
15,000,000	2.50%, 01/31/2024	14,647,852
5,000,000	2.88%, 10/31/2023	4,926,172
	Total U.S. Government Securities (cost $39,998,144)	$ 39,447,516
	Total Long-Term Investments (Cost $466,245,392)	$ 455,803,474
SHORT-TERM INVESTMENTS - 28.1%
	Commercial Paper - 3.9%
2,400,000	Australia & New Zealand Banking Group Ltd. 2.21%, 12/14/2022(7)	$ 2,383,075
3,000,000	Bank Amer Secs, Inc. 2.82%, 06/16/2023(7)	3,000,000
2,000,000	Bank of Montreal 2.81%, 05/24/2023(7)	1,943,688
2,100,000	Barclays Bank plc 1.00%, 02/03/2023(7)	2,100,000
2,000,000	Canadian Imperial Holdings, Inc. 2.85%, 12/16/2022(7)	1,985,456
1,360,000	Citigroup Global Markets, Inc. 3.73%, 06/16/2023(7)	1,324,912
Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 28.1% - (continued)
	Commercial Paper - 3.9% - (continued)
$ 2,000,000	Credit Agricole Corporate & Investment Bank 2.59%, 03/03/2023(7)	$ 1,964,092
1,000,000	Credit Suisse AG 2.47%, 02/10/2023(7)	991,090
895,000	Goldman Sachs International 2.03%, 11/07/2022(7)	893,114
750,000	Mizuho Bank Ltd. 1.52%, 10/03/2022(7)	749,906
	Standard Chartered Bank
2,735,000	0.20%, 10/06/2022(7)	2,734,909
1,500,000	2.59%, 02/27/2023(7)	1,475,063
3,265,000	Svenska Handelsbanken AB 3.57%, 02/22/2023(7)	3,215,448
		24,760,753
	Foreign Government Obligations - 1.3%
3,000,000	Commonwealth Bank of Australia 3.16%, 01/20/2023, 1 mo. USD SOFR + 0.200%(2)	2,998,911
1,500,000	National Bank of Canada 3.18%, 01/24/2023, 1 mo. USD SOFR + 0.220%(1)(2)	1,499,753
3,500,000	Nordea Bank Abp 3.13%, 11/28/2022, 1 mo. USD SOFR + 0.170%(2)	3,500,000
		7,998,664
	Repurchase Agreements - 1.4%
8,674,732	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2022 at 2.950%, due on 10/03/2022 with a maturity value of $8,676,865; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/2031, with a market value of $8,848,232	8,674,732
	Securities Lending Collateral - 0.4%
447,159	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.91%(8)	447,159
1,490,528	HSBC US Government Money Market Fund, 2.91%(8)	1,490,528
447,158	Invesco Government & Agency Portfolio, Institutional Class, 2.95%(8)	447,158
447,159	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.81%(8)	447,159
		2,832,004
	U.S. Treasury Securities - 21.1%
	U.S. Treasury Bills – 21.1%
7,175,000	0.16%, 11/03/2022(7)	7,173,948
20,750,000	0.24%, 12/01/2022(7)	20,651,635
11,000,000	0.39%, 12/29/2022(7)	10,914,894
7,050,000	0.63%, 01/26/2023(7)	6,973,989
7,500,000	1.62%, 03/23/2023(7)	7,369,553
10,000,000	2.53%, 01/05/2023(7)	9,915,772
10,000,000	2.69%, 11/29/2022(7)	9,955,914
1,000,000	2.80%, 12/13/2022(7)	994,087
15,000,000	2.96%, 01/26/2023(7)	14,838,275
10,000,000	3.06%, 07/13/2023(7)	9,713,069
2,984,400	3.10%, 12/15/2022(7)	2,967,460
10,000,000	3.12%, 06/15/2023(7)	9,744,103
7,500,000	3.14%, 01/03/2023(7)	7,439,251

56

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2022  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 28.1% - (continued)
	U.S. Treasury Securities - 21.1% - (continued)
	U.S. Treasury Bills – 21.1% - (continued)
$ 7,500,000	3.22%, 03/02/2023(7)		$ 7,385,514
7,500,000	3.24%, 01/10/2023(7)		7,433,768
			133,471,232
	Total Short-Term Investments (cost $178,235,815)		$ 177,737,385
	Total Investments (cost $644,481,207)	100.3%	$ 633,540,859
	Other Assets and Liabilities	(0.3)%	(2,075,009)
	Total Net Assets	100.0%	$ 631,465,850
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See "Glossary" for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2022, the aggregate value of these securities was $208,134,429, representing 33.0% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2022. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	The rate shown represents current yield to maturity.
(8)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 182,377,220	$ —	$ 182,377,220	$ —
Corporate Bonds	229,898,456	—	229,898,456	—
Municipal Bonds	1,067,238	—	1,067,238	—
U.S. Government Agencies	3,013,044	—	3,013,044	—
U.S. Government Securities	39,447,516	—	39,447,516	—
Short-Term Investments	177,737,385	2,832,004	174,905,381	—
Total	$ 633,540,859	$ 2,832,004	$ 630,708,855	$ —

(1)	For the period ended September 30, 2022, there were no transfers in and out of Level 3.
57

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Bank of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
MXN	Mexican Peso
RUB	Russia Ruble
USD	United States Dollar
Index Abbreviations:
BSBY	Bloomberg Short Term Bank Yield Index
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury Index
MTA	Monthly Treasury Average Index
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
ASA	Allmennaksjeselskap
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Tbk	Terbuka
UMBS	Uniform Mortgage-Backed Securities

58

Hartford Series Fund, Inc. (the "Company")
 Notes to the Schedules of Investments
 September 30, 2022  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share ("NAV") of each class of each Fund, portfolio securities and other assets held in the Fund's portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
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Hartford Series Fund, Inc. (the "Company")
 Notes to the Schedules of Investments – (continued)
 September 30, 2022  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Recent events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
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